UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
DECEMBER 31, 2018

AC Alternatives® Disciplined Long Short Fund
Investor Class (ACDJX)
I Class (ACDKX)
A Class (ACDQX)
C Class (ACDHX)
R Class (ACDWX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Long Holdings	% of net assets
Alphabet, Inc.*	2.40%
Republic Services, Inc.	1.84%
Comerica, Inc.	1.70%
United Community Banks, Inc.	1.68%
Amazon.com, Inc.	1.67%
PS Business Parks, Inc.	1.67%
Visa, Inc., Class A	1.65%
UnitedHealth Group, Inc.	1.65%
Apple, Inc.	1.62%
Microsoft Corp.	1.62%
*Includes all classes of the issuer held by the fund.

Top Five Short Holdings	% of net assets
Alexandria Real Estate Equities, Inc.	(1.34)%
Pinnacle Financial Partners, Inc.	(1.29)%
Old Line Bancshares, Inc.	(1.19)%
Worldpay, Inc., Class A	(1.03)%
Gartner, Inc.	(1.01)%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Common Stocks Sold Short	(52.7)%
Temporary Cash Investments	53.5%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$964.40	$11.98	2.42%
I Class	$1,000	$965.00	$11.00	2.22%
A Class	$1,000	$963.40	$13.21	2.67%
C Class	$1,000	$959.70	$16.89	3.42%
R Class	$1,000	$961.70	$14.44	2.92%
Hypothetical
Investor Class	$1,000	$1,013.01	$12.28	2.42%
I Class	$1,000	$1,014.01	$11.27	2.22%
A Class	$1,000	$1,011.75	$13.54	2.67%
C Class	$1,000	$1,007.97	$17.31	3.42%
R Class	$1,000	$1,010.49	$14.80	2.92%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.1%
Boeing Co. (The)(1)	2,190	$706,275
Curtiss-Wright Corp.	449	45,852
Raytheon Co.(1)	3,023	463,577
Textron, Inc.(1)	5,000	229,950
		1,445,654
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,846	155,230
Banks — 8.5%
Central Pacific Financial Corp.(1)	28,811	701,548
Comerica, Inc.(1)	11,515	790,965
East West Bancorp, Inc.	2,663	115,921
First Financial Northwest, Inc.(1)	17,196	266,022
Hanmi Financial Corp.	4,138	81,519
Independent Bank Corp.(1)	28,815	605,691
Pacific City Financial Corp.	8,909	139,426
SVB Financial Group(2)	685	130,095
United Community Banks, Inc.(1)	36,420	781,573
West Bancorporation, Inc.(1)	19,389	370,136
		3,982,896
Beverages — 0.9%
Coca-Cola Co. (The)(1)	4,724	223,681
PepsiCo, Inc.(1)	1,952	215,657
		439,338
Biotechnology — 4.8%
AbbVie, Inc.	2,055	189,450
Acorda Therapeutics, Inc.(2)	5,801	90,380
Alexion Pharmaceuticals, Inc.(2)	1,257	122,382
Amgen, Inc.(1)	1,892	368,316
Biogen, Inc.(1)(2)	1,157	348,164
Celgene Corp.(2)	2,684	172,018
Emergent BioSolutions, Inc.(2)	1,368	81,095
Genomic Health, Inc.(2)	1,984	127,789
Halozyme Therapeutics, Inc.(2)	8,240	120,551
Incyte Corp.(2)	3,046	193,695
Inovio Pharmaceuticals, Inc.(2)	14,717	58,868
Jounce Therapeutics, Inc.(2)	7,224	24,345
Pfenex, Inc.(2)	9,368	29,884
Puma Biotechnology, Inc.(2)	2,520	51,282
Veracyte, Inc.(2)	3,136	39,451
Vertex Pharmaceuticals, Inc.(1)(2)	1,297	214,926
		2,232,596
Building Products — 0.4%
Armstrong World Industries, Inc.(1)	3,186	185,457
Capital Markets — 1.7%
Interactive Brokers Group, Inc., Class A	2,943	160,835

6

	Shares	Value
LPL Financial Holdings, Inc.(1)	5,556	$339,360
SEI Investments Co.	3,655	168,861
Silvercrest Asset Management Group, Inc., Class A	7,652	101,236
		770,292
Chemicals — 0.9%
AdvanSix, Inc.(2)	4,945	120,361
Kraton Corp.(2)	1,605	35,053
Scotts Miracle-Gro Co. (The)	1,074	66,008
Sherwin-Williams Co. (The)(1)	565	222,305
		443,727
Commercial Services and Supplies — 3.5%
McGrath RentCorp	1,981	101,982
MSA Safety, Inc.(1)	2,879	271,403
Republic Services, Inc.(1)	11,864	855,276
Waste Management, Inc.(1)	4,333	385,594
		1,614,255
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	387	81,541
Quantenna Communications, Inc.(2)	3,918	56,223
		137,764
Construction and Engineering — 0.9%
EMCOR Group, Inc.(1)	7,247	432,573
Consumer Finance — 3.0%
American Express Co.(1)	5,666	540,083
Capital One Financial Corp.(1)	2,485	187,841
Discover Financial Services(1)	5,306	312,948
Enova International, Inc.(2)	2,641	51,394
Green Dot Corp., Class A(2)	1,840	146,317
Regional Management Corp.(2)	2,039	49,038
Synchrony Financial	4,359	102,262
		1,389,883
Containers and Packaging — 0.3%
International Paper Co.	770	31,077
Sealed Air Corp.	2,962	103,196
		134,273
Distributors — 0.2%
Core-Mark Holding Co., Inc.	4,236	98,487
Diversified Financial Services — 0.2%
Marlin Business Services Corp.	1,403	31,329
On Deck Capital, Inc.(2)	8,708	51,377
		82,706
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	669	30,245
Ooma, Inc.(2)	5,376	74,619
		104,864
Electrical Equipment — 0.9%
Atkore International Group, Inc.(2)	1,574	31,228
Generac Holdings, Inc.(1)(2)	5,570	276,829
Rockwell Automation, Inc.	794	119,481
		427,538

7

	Shares	Value
Electronic Equipment, Instruments and Components — 2.3%
CDW Corp.	2,375	$192,494
FLIR Systems, Inc.	3,268	142,289
National Instruments Corp.(1)	9,020	409,327
OSI Systems, Inc.(2)	443	32,472
Zebra Technologies Corp., Class A(1)(2)	1,936	308,269
		1,084,851
Energy Equipment and Services — 0.8%
Halliburton Co.(1)	14,396	382,646
Entertainment — 0.2%
Electronic Arts, Inc.(2)	1,159	91,457
Equity Real Estate Investment Trusts (REITs) — 4.8%
Americold Realty Trust(1)	17,505	447,078
CoreSite Realty Corp.(1)	3,060	266,924
GEO Group, Inc. (The)(1)	25,582	503,965
PS Business Parks, Inc.(1)	5,924	776,044
Ryman Hospitality Properties, Inc.	431	28,743
Tanger Factory Outlet Centers, Inc.(1)	11,540	233,339
		2,256,093
Food and Staples Retailing — 0.5%
Performance Food Group Co.(2)	794	25,622
US Foods Holding Corp.(1)(2)	5,926	187,499
		213,121
Food Products — 0.1%
Limoneira Co.	2,790	54,545
Health Care Equipment and Supplies — 3.8%
Cardiovascular Systems, Inc.(2)	2,819	80,313
CONMED Corp.(1)	3,587	230,285
DexCom, Inc.(2)	235	28,153
GenMark Diagnostics, Inc.(2)	5,662	27,517
Globus Medical, Inc., Class A(1)(2)	6,863	297,031
Haemonetics Corp.(2)	1,629	162,982
Hill-Rom Holdings, Inc.	429	37,988
ICU Medical, Inc.(1)(2)	1,282	294,386
Integer Holdings Corp.(1)(2)	3,223	245,786
Masimo Corp.(2)	826	88,688
NuVasive, Inc.(2)	3,747	185,701
OraSure Technologies, Inc.(2)	2,591	30,263
Orthofix Medical, Inc.(2)	421	22,098
STAAR Surgical Co.(2)	1,885	60,150
		1,791,341
Health Care Providers and Services — 2.3%
Amedisys, Inc.(2)	673	78,815
CorVel Corp.(2)	1,224	75,545
Ensign Group, Inc. (The)	1,951	75,679
HCA Healthcare, Inc.	378	47,042
Tenet Healthcare Corp.(2)	1,203	20,620
UnitedHealth Group, Inc.(1)	3,080	767,290
		1,064,991
Health Care Technology — 0.4%
athenahealth, Inc.(2)	205	27,046

8

	Shares	Value
Computer Programs & Systems, Inc.	2,515	$63,126
HealthStream, Inc.	4,175	100,826
		190,998
Hotels, Restaurants and Leisure — 2.7%
BJ's Restaurants, Inc.	792	40,051
Bloomin' Brands, Inc.	1,247	22,309
Darden Restaurants, Inc.	1,409	140,703
Extended Stay America, Inc.(1)	25,164	390,042
Nathan's Famous, Inc.	969	64,390
Ruth's Hospitality Group, Inc.	4,705	106,945
Starbucks Corp.	3,523	226,881
Texas Roadhouse, Inc.(1)	3,543	211,517
Town Sports International Holdings, Inc.(2)	6,125	39,200
		1,242,038
Household Durables — 1.6%
KB Home(1)	9,847	188,078
NVR, Inc.(2)	50	121,850
PulteGroup, Inc.(1)	11,775	306,032
Toll Brothers, Inc.	3,868	127,373
		743,333
Insurance — 3.1%
Primerica, Inc.	1,861	181,839
Progressive Corp. (The)(1)	11,888	717,203
Travelers Cos., Inc. (The)(1)	4,455	533,486
		1,432,528
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)(2)	757	783,957
Alphabet, Inc., Class A(2)	321	335,432
Care.com, Inc.(2)	6,975	134,687
Facebook, Inc., Class A(1)(2)	4,657	610,486
		1,864,562
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)(2)	518	778,020
eBay, Inc.(1)(2)	6,403	179,732
Nutrisystem, Inc.	2,662	116,809
PetMed Express, Inc.	1,879	43,706
		1,118,267
IT Services — 3.4%
Accenture plc, Class A	785	110,693
Akamai Technologies, Inc.(2)	448	27,364
Booz Allen Hamilton Holding Corp.	3,257	146,793
Carbonite, Inc.(2)	1,196	30,211
Endurance International Group Holdings, Inc.(2)	8,830	58,720
EVERTEC, Inc.	2,392	68,650
Fidelity National Information Services, Inc.(1)	1,990	204,074
MAXIMUS, Inc.	1,403	91,321
PayPal Holdings, Inc.(2)	669	56,256
Visa, Inc., Class A(1)	5,817	767,495
		1,561,577
Leisure Products — 0.2%
Callaway Golf Co.	1,444	22,093

9

	Shares	Value
MasterCraft Boat Holdings, Inc.(2)	2,889	$54,025
		76,118
Life Sciences Tools and Services — 1.1%
Fluidigm Corp.(2)	4,066	35,049
Medpace Holdings, Inc.(2)	686	36,310
Thermo Fisher Scientific, Inc.(1)	2,021	452,279
		523,638
Machinery — 1.0%
Global Brass & Copper Holdings, Inc.	4,419	111,138
Graham Corp.	2,703	61,737
Harsco Corp.(2)	5,915	117,472
Parker-Hannifin Corp.	1,131	168,677
		459,024
Media — 0.9%
Cable One, Inc.(1)	365	299,337
Emerald Expositions Events, Inc.	9,104	112,343
		411,680
Metals and Mining — 0.8%
Compass Minerals International, Inc.	2,018	84,130
Steel Dynamics, Inc.(1)	10,040	301,602
		385,732
Oil, Gas and Consumable Fuels — 2.4%
Continental Resources, Inc.(1)(2)	5,748	231,012
CVR Energy, Inc.(1)	6,536	225,361
Delek US Holdings, Inc.	613	19,929
EOG Resources, Inc.(1)	4,483	390,962
Evolution Petroleum Corp.(1)	29,075	198,291
Isramco, Inc.(2)	249	29,507
Renewable Energy Group, Inc.(2)	890	22,873
		1,117,935
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	1,784	39,640
Personal Products†
elf Beauty, Inc.(2)	2,495	21,607
Pharmaceuticals — 3.4%
Allergan plc(1)	1,927	257,563
Bristol-Myers Squibb Co.	6,241	324,407
Eli Lilly & Co.(1)	3,853	445,869
Horizon Pharma plc(2)	6,271	122,535
Innoviva, Inc.(2)	1,342	23,418
Johnson & Johnson	239	30,843
Phibro Animal Health Corp., Class A	1,685	54,190
Zoetis, Inc.(1)	3,718	318,038
		1,576,863
Professional Services — 2.1%
BG Staffing, Inc.	1,316	27,175
CoStar Group, Inc.(2)	459	154,839
Heidrick & Struggles International, Inc.	1,468	45,787
Insperity, Inc.	481	44,906
Kforce, Inc.	3,233	99,964
Korn/Ferry International	2,035	80,464

10

	Shares	Value
Robert Half International, Inc.(1)	8,397	$480,309
TrueBlue, Inc.(2)	1,957	43,543
		976,987
Road and Rail — 0.9%
ArcBest Corp.	4,500	154,170
CSX Corp.(1)	3,220	200,059
Schneider National, Inc., Class B	1,421	26,530
YRC Worldwide, Inc.(2)	7,329	23,086
		403,845
Semiconductors and Semiconductor Equipment — 3.3%
Aquantia Corp.(2)	6,867	60,224
Cabot Microelectronics Corp.(1)	2,424	231,129
Cirrus Logic, Inc.(2)	2,305	76,480
Cypress Semiconductor Corp.	2,235	28,429
Inphi Corp.(2)	941	30,253
Intel Corp.(1)	11,083	520,125
Lattice Semiconductor Corp.(2)	9,585	66,328
Nanometrics, Inc.(2)	1,966	53,731
ON Semiconductor Corp.(1)(2)	16,600	274,066
Qorvo, Inc.(2)	832	50,527
Xilinx, Inc.	1,567	133,461
		1,524,753
Software — 8.8%
A10 Networks, Inc.(2)	11,773	73,463
Adobe, Inc.(1)(2)	1,783	403,386
Amber Road, Inc.(2)	6,130	50,450
Box, Inc., Class A(2)	4,712	79,539
Cadence Design Systems, Inc.(1)(2)	5,914	257,141
Cornerstone OnDemand, Inc.(2)	2,327	117,351
Intuit, Inc.	826	162,598
LogMeIn, Inc.	857	69,905
Microsoft Corp.(1)	7,416	753,243
Model N, Inc.(2)	3,385	44,783
Oracle Corp. (New York)	4,758	214,824
Palo Alto Networks, Inc.(2)	571	107,548
Paylocity Holding Corp.(2)	816	49,131
Progress Software Corp.	4,920	174,611
Proofpoint, Inc.(2)	627	52,549
salesforce.com, Inc.(2)	2,197	300,923
Tableau Software, Inc., Class A(2)	686	82,320
Teradata Corp.(1)(2)	6,859	263,111
Ultimate Software Group, Inc. (The)(2)	773	189,284
Verint Systems, Inc.(1)(2)	4,344	183,795
VMware, Inc., Class A(1)	3,093	424,143
Zix Corp.(2)	3,957	22,674
		4,076,772
Specialty Retail — 2.7%
AutoZone, Inc.(1)(2)	578	484,561
Burlington Stores, Inc.(2)	278	45,222
Conn's, Inc.(2)	1,507	28,422
MarineMax, Inc.(2)	3,211	58,793

11

	Shares	Value
O'Reilly Automotive, Inc.(1)(2)	811	$279,252
Ross Stores, Inc.(1)	3,615	300,768
Ulta Beauty, Inc.(2)	122	29,871
Urban Outfitters, Inc.(2)	741	24,601
		1,251,490
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.(1)	4,782	754,313
NetApp, Inc.	1,773	105,795
		860,108
Textiles, Apparel and Luxury Goods — 2.2%
Columbia Sportswear Co.(1)	2,042	171,712
Deckers Outdoor Corp.(1)(2)	3,896	498,493
Movado Group, Inc.	1,141	36,078
Oxford Industries, Inc.	1,349	95,833
Tapestry, Inc.(1)	6,720	226,800
		1,028,916
Thrifts and Mortgage Finance — 2.8%
Essent Group Ltd.(1)(2)	8,486	290,052
FS Bancorp, Inc.	3,488	149,565
Luther Burbank Corp.(1)	41,449	373,870
NMI Holdings, Inc., Class A(2)	4,123	73,596
Sterling Bancorp, Inc.(1)	39,158	272,148
Walker & Dunlop, Inc.	3,073	132,907
		1,292,138
Tobacco — 0.3%
Altria Group, Inc.	2,889	142,688
Trading Companies and Distributors — 1.7%
HD Supply Holdings, Inc.(1)(2)	13,935	522,841
W.W. Grainger, Inc.(1)	943	266,266
		789,107
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.(2)	1,378	28,345
Shenandoah Telecommunications Co.	3,626	160,451
		188,796
TOTAL COMMON STOCKS (Cost $47,092,932)		46,317,718
TEMPORARY CASH INVESTMENTS — 53.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $21,764,327), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $21,343,261)		21,340,356
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,634,025), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $3,562,247)		3,562,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,902,356)		24,902,356
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 152.9% (Cost $71,995,288)		71,220,074
COMMON STOCKS SOLD SHORT — (52.7)%
Aerospace and Defense — (1.2)%
BWX Technologies, Inc.	(7,943)	(303,661)
Mercury Systems, Inc.	(3,026)	(143,099)

12

	Shares	Value
Spirit Aerosystems Holdings, Inc., Class A	(1,540)	$(111,019)
		(557,779)
Airlines — (0.1)%
Allegiant Travel Co.	(580)	(58,128)
Auto Components — (0.4)%
LCI Industries	(611)	(40,815)
Lear Corp.	(1,078)	(132,443)
		(173,258)
Banks — (8.4)%
Allegiance Bancshares, Inc.	(7,947)	(257,244)
Ameris Bancorp	(4,418)	(139,918)
Blue Hills Bancorp, Inc.	(18,154)	(387,406)
Equity Bancshares, Inc., Class A	(12,278)	(432,800)
Glacier Bancorp, Inc.	(4,596)	(182,094)
HarborOne Bancorp, Inc.	(19,118)	(303,785)
Home BancShares, Inc.	(19,816)	(323,793)
Howard Bancorp, Inc.	(18,242)	(260,861)
Old Line Bancshares, Inc.	(21,028)	(553,457)
Origin Bancorp, Inc.	(1,231)	(41,952)
Pinnacle Financial Partners, Inc.	(12,996)	(599,116)
Preferred Bank	(933)	(40,446)
Reliant Bancorp, Inc.	(4,470)	(102,989)
Triumph Bancorp, Inc.	(9,752)	(289,634)
		(3,915,495)
Beverages — (0.6)%
Brown-Forman Corp., Class B	(5,712)	(271,777)
Biotechnology — (2.7)%
Alnylam Pharmaceuticals, Inc.	(517)	(37,694)
Amicus Therapeutics, Inc.	(3,049)	(29,209)
AnaptysBio, Inc.	(867)	(55,306)
Atara Biotherapeutics, Inc.	(3,509)	(121,903)
Audentes Therapeutics, Inc.	(2,724)	(58,076)
Avrobio, Inc.	(1,260)	(20,979)
Biohaven Pharmaceutical Holding Co. Ltd.	(1,717)	(63,495)
Bluebird Bio, Inc.	(298)	(29,561)
Celcuity, Inc.	(1,480)	(35,505)
Deciphera Pharmaceuticals, Inc.	(1,439)	(30,205)
Fate Therapeutics, Inc.	(3,566)	(45,752)
G1 Therapeutics, Inc.	(2,404)	(46,037)
Global Blood Therapeutics, Inc.	(977)	(40,106)
Heron Therapeutics, Inc.	(1,174)	(30,453)
Immunomedics, Inc.	(4,106)	(58,593)
Insmed, Inc.	(1,806)	(23,695)
Iovance Biotherapeutics, Inc.	(3,394)	(30,037)
Madrigal Pharmaceuticals, Inc.	(418)	(47,117)
Repligen Corp.	(3,906)	(206,002)
Rubius Therapeutics, Inc.	(2,059)	(33,109)
Sage Therapeutics, Inc.	(621)	(59,485)
Sarepta Therapeutics, Inc.	(1,585)	(172,971)
		(1,275,290)

13

	Shares	Value
Building Products — (0.9)%
AAON, Inc.	(12,084)	$(423,665)
Capital Markets — (1.0)%
Hamilton Lane, Inc., Class A	(8,202)	(303,474)
Virtus Investment Partners, Inc.	(1,406)	(111,679)
WisdomTree Investments, Inc.	(7,931)	(52,741)
		(467,894)
Chemicals — (1.9)%
Albemarle Corp.	(560)	(43,159)
Chase Corp.	(2,242)	(224,312)
International Flavors & Fragrances, Inc.	(948)	(127,288)
NewMarket Corp.	(332)	(136,814)
Quaker Chemical Corp.	(703)	(124,930)
Sensient Technologies Corp.	(4,089)	(228,371)
		(884,874)
Commercial Services and Supplies — (0.8)%
Copart, Inc.	(1,647)	(78,694)
Healthcare Services Group, Inc.	(4,249)	(170,725)
Interface, Inc.	(4,352)	(62,016)
Multi-Color Corp.	(2,335)	(81,935)
		(393,370)
Construction and Engineering — (0.8)%
Granite Construction, Inc.	(3,328)	(134,052)
MasTec, Inc.	(5,987)	(242,832)
		(376,884)
Consumer Finance — (0.1)%
Curo Group Holdings Corp.	(2,616)	(24,826)
Containers and Packaging — (1.4)%
Avery Dennison Corp.	(3,254)	(292,307)
Crown Holdings, Inc.	(2,058)	(85,551)
Graphic Packaging Holding Co.	(27,831)	(296,122)
		(673,980)
Distributors — (0.2)%
LKQ Corp.	(3,475)	(82,462)
Electrical Equipment — (0.6)%
EnerSys	(1,680)	(130,385)
TPI Composites, Inc.	(5,165)	(126,955)
		(257,340)
Electronic Equipment, Instruments and Components — (1.8)%
Amphenol Corp., Class A	(3,436)	(278,385)
Cognex Corp.	(1,901)	(73,512)
FARO Technologies, Inc.	(1,473)	(59,863)
II-VI, Inc.	(6,922)	(224,688)
IPG Photonics Corp.	(209)	(23,677)
Park Electrochemical Corp.	(6,518)	(117,780)
Rogers Corp.	(583)	(57,752)
		(835,657)
Energy Equipment and Services — (0.3)%
ProPetro Holding Corp.	(6,561)	(80,831)
Solaris Oilfield Infrastructure, Inc., Class A	(3,145)	(38,023)
		(118,854)

14

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — (3.0)%
Alexandria Real Estate Equities, Inc.	(5,408)	$(623,218)
Crown Castle International Corp.	(1,572)	(170,766)
Equinix, Inc.	(466)	(164,293)
Gaming and Leisure Properties, Inc.	(5,179)	(167,334)
Iron Mountain, Inc.	(8,186)	(265,308)
		(1,390,919)
Food and Staples Retailing — (0.1)%
PriceSmart, Inc.	(530)	(31,323)
Food Products — (0.6)%
J&J Snack Foods Corp.	(1,884)	(272,407)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(3,563)	(99,051)
Health Care Equipment and Supplies — (1.9)%
AxoGen, Inc.	(2,703)	(55,222)
Cantel Medical Corp.	(324)	(24,122)
CryoLife, Inc.	(2,867)	(81,365)
Insulet Corp.	(461)	(36,567)
Neogen Corp.	(1,097)	(62,529)
OrthoPediatrics Corp.	(5,896)	(205,652)
Sientra, Inc.	(5,607)	(71,265)
Teleflex, Inc.	(507)	(131,049)
Wright Medical Group NV	(8,425)	(229,329)
		(897,100)
Health Care Providers and Services — (0.9)%
Henry Schein, Inc.	(4,838)	(379,880)
PetIQ, Inc.	(2,130)	(49,991)
		(429,871)
Health Care Technology — (0.3)%
Inspire Medical Systems, Inc.	(811)	(34,265)
Medidata Solutions, Inc.	(1,377)	(92,837)
Omnicell, Inc.	(546)	(33,437)
		(160,539)
Hotels, Restaurants and Leisure — (2.5)%
Belmond Ltd., Class A	(9,246)	(231,427)
Caesars Entertainment Corp.	(5,068)	(34,412)
Churchill Downs, Inc.	(1,063)	(259,308)
Eldorado Resorts, Inc.	(1,190)	(43,090)
Golden Entertainment, Inc.	(3,300)	(52,866)
Hilton Grand Vacations, Inc.	(5,122)	(135,170)
Lindblad Expeditions Holdings, Inc.	(10,544)	(141,922)
Marriott International, Inc., Class A	(921)	(99,984)
Marriott Vacations Worldwide Corp.	(1,144)	(80,664)
Planet Fitness, Inc., Class A	(1,591)	(85,309)
		(1,164,152)
Household Durables — (1.3)%
Century Communities, Inc.	(2,184)	(37,696)
Installed Building Products, Inc.	(947)	(31,904)
Leggett & Platt, Inc.	(7,814)	(280,054)
Mohawk Industries, Inc.	(1,268)	(148,305)
Tempur Sealy International, Inc.	(2,298)	(95,137)

15

	Shares	Value
Universal Electronics, Inc.	(957)	$(24,193)
		(617,289)
Household Products — (0.1)%
WD-40 Co.	(195)	(35,736)
Insurance — (2.4)%
Ambac Financial Group, Inc.	(9,362)	(161,401)
Aon plc	(3,158)	(459,047)
Arch Capital Group Ltd.	(5,157)	(137,795)
Marsh & McLennan Cos., Inc.	(4,384)	(349,624)
		(1,107,867)
Internet and Direct Marketing Retail — (0.4)%
Gaia, Inc.	(8,963)	(92,857)
Wayfair, Inc., Class A	(1,232)	(110,978)
		(203,835)
IT Services — (3.0)%
Evo Payments, Inc., Class A	(2,739)	(67,571)
Exela Technologies, Inc.	(6,790)	(26,413)
Gartner, Inc.	(3,672)	(469,429)
Global Payments, Inc.	(3,424)	(353,117)
PRGX Global, Inc.	(2,505)	(23,722)
Worldpay, Inc., Class A	(6,275)	(479,598)
		(1,419,850)
Life Sciences Tools and Services — (0.5)%
Bio-Techne Corp.	(759)	(109,843)
Charles River Laboratories International, Inc.	(1,291)	(146,115)
		(255,958)
Machinery — (2.1)%
CIRCOR International, Inc.	(4,478)	(95,382)
Donaldson Co., Inc.	(4,906)	(212,871)
Fortive Corp.	(969)	(65,563)
John Bean Technologies Corp.	(1,704)	(122,364)
Lydall, Inc.	(1,494)	(30,343)
Middleby Corp. (The)	(1,995)	(204,946)
NN, Inc.	(4,661)	(31,275)
Sun Hydraulics Corp.	(3,847)	(127,682)
Welbilt, Inc.	(10,058)	(111,745)
		(1,002,171)
Media — (1.3)%
GCI Liberty, Inc., Class A	(7,357)	(302,814)
New York Times Co. (The), Class A	(13,079)	(291,531)
		(594,345)
Metals and Mining — (0.1)%
Cleveland-Cliffs, Inc.	(3,252)	(25,008)
Multiline Retail — (0.4)%
Ollie's Bargain Outlet Holdings, Inc.	(2,710)	(180,242)
Oil, Gas and Consumable Fuels — (0.2)%
Diamondback Energy, Inc.	(708)	(65,632)
Matador Resources Co.	(2,621)	(40,704)
		(106,336)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(2,939)	(106,098)

16

	Shares	Value
Catalent, Inc.	(3,101)	$(96,689)
Tricida, Inc.	(1,184)	(27,919)
		(230,706)
Professional Services — (1.6)%
Equifax, Inc.	(3,171)	(295,315)
TransUnion	(4,756)	(270,141)
TriNet Group, Inc.	(3,932)	(164,947)
		(730,403)
Real Estate Management and Development — (0.6)%
Cushman & Wakefield plc	(2,943)	(42,585)
Howard Hughes Corp. (The)	(2,289)	(223,452)
		(266,037)
Road and Rail — (0.1)%
Heartland Express, Inc.	(1,703)	(31,165)
Semiconductors and Semiconductor Equipment — (0.1)%
Brooks Automation, Inc.	(1,641)	(42,961)
Software — (1.8)%
2U, Inc.	(3,342)	(166,164)
Everbridge, Inc.	(4,294)	(243,728)
OneSpan, Inc.	(9,758)	(126,366)
Pluralsight, Inc., Class A	(5,176)	(121,895)
PROS Holdings, Inc.	(936)	(29,390)
SS&C Technologies Holdings, Inc.	(2,970)	(133,977)
Trade Desk, Inc. (The), Class A	(185)	(21,471)
		(842,991)
Specialty Retail — (0.6)%
At Home Group, Inc.	(1,257)	(23,456)
Carvana Co.	(1,628)	(53,252)
Gap, Inc. (The)	(1,614)	(41,577)
Monro, Inc.	(2,162)	(148,637)
		(266,922)
Technology Hardware, Storage and Peripherals — (0.1)%
USA Technologies, Inc.	(6,618)	(25,744)
Textiles, Apparel and Luxury Goods — (0.7)%
Carter's, Inc.	(2,064)	(168,464)
Skechers U.S.A., Inc., Class A	(7,563)	(173,117)
		(341,581)
Thrifts and Mortgage Finance — (1.1)%
Kearny Financial Corp.	(18,102)	(232,068)
Provident Bancorp, Inc.	(5,292)	(114,730)
Western New England Bancorp, Inc.	(16,915)	(169,827)
		(516,625)
Trading Companies and Distributors — (1.0)%
Air Lease Corp.	(8,636)	(260,894)
BlueLinx Holdings, Inc.	(3,069)	(75,835)
CAI International, Inc.	(3,663)	(85,091)
Willis Lease Finance Corp.	(1,947)	(67,366)
		(489,186)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $28,226,699)		(24,569,853)
OTHER ASSETS AND LIABILITIES — (0.2)%		(80,840)
TOTAL NET ASSETS — 100.0%		$46,569,381

17

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $30,534,870.

(2)	Non-income producing.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $47,092,932)	$46,317,718
Repurchase agreements, at value (cost of $24,902,356)	24,902,356
Total investment securities, at value (cost of $71,995,288)	71,220,074
Cash	15,399
Receivable for capital shares sold	83,613
Dividends and interest receivable	37,754
71,356,840

Liabilities
Securities sold short, at value (proceeds of $28,226,699)	24,569,853
Payable for capital shares redeemed	113,597
Accrued management fees	54,713
Distribution and service fees payable	1,947
Dividend expense payable on securities sold short	25,429
Fees and charges payable on borrowings for securities sold short	21,920
24,787,459

Net Assets	$46,569,381

Net Assets Consist of:
Capital (par value and paid-in surplus)	$44,324,536
Distributable earnings	2,244,845
$46,569,381

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$33,108,940	2,016,724	$16.42
I Class, $0.01 Par Value	$9,664,180	586,260	$16.48
A Class, $0.01 Par Value	$1,432,279	88,577	$16.17*
C Class, $0.01 Par Value	$1,459,686	95,722	$15.25
R Class, $0.01 Par Value	$904,296	56,901	$15.89
*Maximum offering price $17.16 (net asset value divided by 0.9425).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$396,376
Interest	187,499
583,875

Expenses:
Dividend expense on securities sold short	117,912
Fees and charges on borrowings for securities sold short	115,014
Management fees	335,931
Distribution and service fees:
A Class	1,960
C Class	8,236
R Class	2,163
Directors' fees and expenses	1,637
Other expenses	212
583,065

Net investment income (loss)	810

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,252,160
Securities sold short transactions	(1,047,380)
1,204,780

Change in net unrealized appreciation (depreciation) on:
Investments	(8,003,996)
Securities sold short	5,227,334
(2,776,662)

Net realized and unrealized gain (loss)	(1,571,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,571,072)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$810	$(293,111)
Net realized gain (loss)	1,204,780	2,372,201
Change in net unrealized appreciation (depreciation)	(2,776,662)	26,213
Net increase (decrease) in net assets resulting from operations	(1,571,072)	2,105,303

Distributions to Shareholders
From earnings:
Investor Class	(2,086,696)	(2,804,255)
I Class	(493,394)	(130,005)
A Class	(92,518)	(135,710)
C Class	(97,278)	(152,548)
R Class	(56,435)	(49,146)
Decrease in net assets from distributions	(2,826,321)	(3,271,664)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,041,981	9,245,912

Net increase (decrease) in net assets	(2,355,412)	8,079,551

Net Assets
Beginning of period	48,924,793	40,845,242
End of period	$46,569,381	$48,924,793

See Notes to Financial Statements.

21

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Disciplined Long Short Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

22

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata

23

share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.1180% to 1.3000%	0.2500% to 0.3100%	1.44%
I Class		0.0500% to 0.1100%	1.24%
A Class		0.2500% to 0.3100%	1.44%
C Class		0.2500% to 0.3100%	1.44%
R Class		0.2500% to 0.3100%	1.44%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

24

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $654,388 and $608,253, respectively. The effect of interfund transactions on the Statement of Operations was $47,747 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2018 were $55,874,357 and $56,228,909, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	303,655	$5,520,927	1,274,754	$23,619,522
Issued in reinvestment of distributions	121,131	2,036,209	148,786	2,664,762
Redeemed	(598,230)	(10,885,888)	(1,165,589)	(21,437,057)
	(173,444)	(3,328,752)	257,951	4,847,227
I Class/Shares Authorized	25,000,000		25,000,000
Sold	368,197	6,384,896	275,796	5,086,168
Issued in reinvestment of distributions	29,229	493,394	7,247	130,005
Redeemed	(89,232)	(1,533,497)	(26,606)	(487,271)
	308,194	5,344,793	256,437	4,728,902
A Class/Shares Authorized	20,000,000		20,000,000
Sold	8,375	151,355	26,419	483,482
Issued in reinvestment of distributions	5,471	90,602	7,335	129,830
Redeemed	(13,756)	(243,762)	(51,825)	(945,562)
	90	(1,805)	(18,071)	(332,250)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	3,280	54,879	13,593	239,127
Issued in reinvestment of distributions	6,228	97,278	9,032	152,548
Redeemed	(20,678)	(354,986)	(40,415)	(706,839)
	(11,170)	(202,829)	(17,790)	(315,164)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	12,880	226,618	27,688	502,597
Issued in reinvestment of distributions	3,467	56,435	2,815	49,146
Redeemed	(2,954)	(52,479)	(13,075)	(234,546)
	13,393	230,574	17,428	317,197
Net increase (decrease)	137,063	$2,041,981	495,955	$9,245,912

25

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$46,317,718	—	—
Temporary Cash Investments	—	$24,902,356	—
	$46,317,718	$24,902,356	—

Liabilities
Securities Sold Short
Common Stocks	$24,569,853	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

26

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,050,096
Gross tax appreciation of investments	$4,192,299
Gross tax depreciation of investments	(5,022,321)
Net tax appreciation (depreciation) of investments	(830,022)
Gross tax appreciation on securities sold short	4,110,994
Gross tax depreciation on securities sold short	(485,403)
Net tax appreciation (depreciation)	$2,795,569

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2018, the fund had late-year ordinary loss deferrals of $(114,435), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$18.13	—(4)	(0.62)	(0.62)	—	(1.09)	(1.09)	$16.42	(3.56)%	2.42%(5)	1.45%(5)	0.03%(5)	112%	$33,109
2018	$18.54	(0.11)	1.02	0.91	—	(1.32)	(1.32)	$18.13	5.06%	2.39%	1.44%	(0.58)%	243%	$39,702
2017	$16.17	—(4)	2.38	2.38	(0.01)	—	(0.01)	$18.54	14.65%	2.05%	1.45%	0.00%(6)	127%	$35,816
2016	$16.67	0.02	(0.25)	(0.23)	—(4)	(0.27)	(0.27)	$16.17	(1.40)%	1.91%	1.47%	0.14%	121%	$34,885
2015	$16.02	0.04	1.54	1.58	(0.01)	(0.92)	(0.93)	$16.67	10.22%	1.80%	1.45%	0.22%	115%	$47,976
2014	$12.65	0.03	3.76	3.79	(0.01)	(0.41)	(0.42)	$16.02	30.29%	1.81%	1.46%	0.17%	96%	$15,188
I Class
2018(3)	$18.18	0.03	(0.64)	(0.61)	—	(1.09)	(1.09)	$16.48	(3.50)%	2.22%(5)	1.25%(5)	0.23%(5)	112%	$9,664
2018	$18.55	(0.06)	1.01	0.95	—	(1.32)	(1.32)	$18.18	5.22%	2.19%	1.24%	(0.38)%	243%	$5,055
2017	$16.18	0.04	2.37	2.41	(0.04)	—	(0.04)	$18.55	14.93%	1.85%	1.25%	0.20%	127%	$401
2016	$16.69	0.04	(0.24)	(0.20)	(0.04)	(0.27)	(0.31)	$16.18	(1.26)%	1.71%	1.27%	0.34%	121%	$322
2015	$16.03	0.06	1.57	1.63	(0.05)	(0.92)	(0.97)	$16.69	10.49%	1.60%	1.25%	0.42%	115%	$1,027
2014	$12.66	0.05	3.77	3.82	(0.04)	(0.41)	(0.45)	$16.03	30.52%	1.61%	1.26%	0.37%	96%	$503

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$17.89	(0.02)	(0.61)	(0.63)	—	(1.09)	(1.09)	$16.17	(3.66)%	2.67%(5)	1.70%(5)	(0.22)%(5)	112%	$1,432
2018	$18.36	(0.15)	1.00	0.85	—	(1.32)	(1.32)	$17.89	4.77%	2.64%	1.69%	(0.83)%	243%	$1,583
2017	$16.04	(0.05)	2.37	2.32	—	—	—	$18.36	14.40%	2.30%	1.70%	(0.25)%	127%	$1,956
2016	$16.59	(0.02)	(0.26)	(0.28)	—	(0.27)	(0.27)	$16.04	(1.72)%	2.16%	1.72%	(0.11)%	121%	$5,333
2015	$15.97	(0.01)	1.55	1.54	—	(0.92)	(0.92)	$16.59	9.97%	2.05%	1.70%	(0.03)%	115%	$6,083
2014	$12.63	(0.01)	3.76	3.75	—	(0.41)	(0.41)	$15.97	29.99%	2.06%	1.71%	(0.08)%	96%	$1,252
C Class
2018(3)	$17.00	(0.09)	(0.57)	(0.66)	—	(1.09)	(1.09)	$15.25	(4.03)%	3.42%(5)	2.45%(5)	(0.97)%(5)	112%	$1,460
2018	$17.63	(0.28)	0.97	0.69	—	(1.32)	(1.32)	$17.00	3.97%	3.39%	2.44%	(1.58)%	243%	$1,817
2017	$15.53	(0.17)	2.27	2.10	—	—	—	$17.63	13.52%	3.05%	2.45%	(1.00)%	127%	$2,199
2016	$16.18	(0.14)	(0.24)	(0.38)	—	(0.27)	(0.27)	$15.53	(2.38)%	2.91%	2.47%	(0.86)%	121%	$2,325
2015	$15.71	(0.13)	1.52	1.39	—	(0.92)	(0.92)	$16.18	9.16%	2.80%	2.45%	(0.78)%	115%	$1,306
2014	$12.53	(0.12)	3.71	3.59	—	(0.41)	(0.41)	$15.71	28.94%	2.81%	2.46%	(0.83)%	96%	$699
R Class
2018(3)	$17.63	(0.04)	(0.61)	(0.65)	—	(1.09)	(1.09)	$15.89	(3.83)%	2.92%(5)	1.95%(5)	(0.47)%(5)	112%	$904
2018	$18.15	(0.19)	0.99	0.80	—	(1.32)	(1.32)	$17.63	4.54%	2.89%	1.94%	(1.08)%	243%	$767
2017	$15.90	(0.08)	2.33	2.25	—	—	—	$18.15	14.09%	2.55%	1.95%	(0.50)%	127%	$473
2016	$16.48	(0.06)	(0.25)	(0.31)	—	(0.27)	(0.27)	$15.90	(1.91)%	2.41%	1.97%	(0.36)%	121%	$171
2015	$15.91	(0.04)	1.53	1.49	—	(0.92)	(0.92)	$16.48	9.69%	2.30%	1.95%	(0.28)%	115%	$44
2014	$12.62	(0.05)	3.75	3.70	—	(0.41)	(0.41)	$15.91	29.61%	2.31%	1.96%	(0.33)%	96%	$521

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Per share amount was less than $0.005.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91460 1902

SEMIANNUAL REPORT
DECEMBER 31, 2018

AC Alternatives® Equity Market Neutral Fund
Investor Class (ALHIX)
I Class (ALISX)
Y Class (ALYIX)
A Class (ALIAX)
C Class (ALICX)
R Class (ALIRX)
R5 Class (ALIGX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Long Holdings	% of net assets
PulteGroup, Inc.	0.94%
JPMorgan Chase & Co.	0.91%
Graham Holdings Co., Class B	0.90%
Ciena Corp.	0.90%
Anglo American plc	0.88%
CF Industries Holdings, Inc.	0.88%
Capcom Co., Ltd.	0.88%
Deckers Outdoor Corp.	0.87%
Showa Shell Sekiyu KK	0.87%
Bank of America Corp.	0.86%

Top Ten Short Holdings	% of net assets
TFS Financial Corp.	(0.97)%
Cree, Inc.	(0.93)%
Eversource Energy	(0.92)%
Henry Schein, Inc.	(0.88)%
Europcar Mobility Group	(0.87)%
Goldcorp, Inc.	(0.86)%
Sempra Energy	(0.86)%
HIS Co. Ltd.	(0.86)%
New York Times Co. (The), Class A	(0.85)%
CME Group, Inc.	(0.85)%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	72.9%
Foreign Common Stocks*	18.9%
Domestic Common Stocks Sold Short	(74.2)%
Foreign Common Stocks Sold Short*	(16.7)%
Temporary Cash Investments	6.7%
Other Assets and Liabilities	92.4%**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Amount relates primarily to deposits for securities sold short at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,019.20	$14.86	2.92%
I Class	$1,000	$1,019.60	$13.85	2.72%
Y Class	$1,000	$1,019.60	$13.59	2.67%
A Class	$1,000	$1,017.90	$16.12	3.17%
C Class	$1,000	$1,013.60	$19.90	3.92%
R Class	$1,000	$1,016.60	$17.38	3.42%
R5 Class	$1,000	$1,019.60	$13.85	2.72%
Hypothetical
Investor Class	$1,000	$1,010.49	$14.80	2.92%
I Class	$1,000	$1,011.49	$13.79	2.72%
Y Class	$1,000	$1,011.75	$13.54	2.67%
A Class	$1,000	$1,009.23	$16.05	3.17%
C Class	$1,000	$1,005.44	$19.82	3.92%
R Class	$1,000	$1,007.97	$17.31	3.42%
R5 Class	$1,000	$1,011.49	$13.79	2.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 91.8%
Aerospace and Defense — 2.9%
Boeing Co. (The)	1,002	$323,145
Curtiss-Wright Corp.	4,230	431,967
Harris Corp.	2,638	355,207
Raytheon Co.(1)	3,545	543,626
Textron, Inc.	8,808	405,080
		2,059,025
Auto Components — 0.1%
Faurecia SA	2,112	80,024
Automobiles — 0.1%
Peugeot SA	2,491	53,214
Banks — 5.6%
Bank of America Corp.(1)	24,564	605,257
BB&T Corp.	1,460	63,247
Comerica, Inc.	8,241	566,074
Fifth Third Bancorp(1)	23,913	562,673
First Citizens BancShares, Inc., Class A(1)	1,404	529,378
Huntington Bancshares, Inc.	13,873	165,366
JPMorgan Chase & Co.(1)	6,532	637,654
KeyCorp	8,356	123,502
Regions Financial Corp.	11,169	149,441
SunTrust Banks, Inc.(1)	10,788	544,147
		3,946,739
Beverages — 0.8%
Coca-Cola Co. (The)(1)	11,535	546,182
Biotechnology — 1.9%
AbbVie, Inc.	2,016	185,855
Alexion Pharmaceuticals, Inc.(2)	1,333	129,781
Amgen, Inc.	882	171,699
Biogen, Inc.(2)	570	171,524
Celgene Corp.(2)	2,477	158,751
Genomic Health, Inc.(2)	2,488	160,252
Incyte Corp.(2)	2,702	171,820
Swedish Orphan Biovitrum AB(2)	7,997	173,909
		1,323,591
Building Products — 0.8%
Masco Corp.	19,236	562,461
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	3,110	303,038
Evercore, Inc., Class A(1)	6,858	490,758
LPL Financial Holdings, Inc.	9,769	596,691
		1,390,487
Chemicals — 1.7%
CF Industries Holdings, Inc.(1)	14,221	618,755
Olin Corp.	27,652	556,082
		1,174,837

6

	Shares	Value
Commercial Services and Supplies — 2.5%
Aggreko plc	31,950	$298,340
Clean Harbors, Inc.(2)	9,407	464,236
MSA Safety, Inc.(1)	6,053	570,616
Republic Services, Inc.(1)	5,738	413,652
		1,746,844
Communications Equipment — 0.9%
Ciena Corp.(1)(2)	18,591	630,421
Construction and Engineering — 0.6%
EMCOR Group, Inc.	6,846	408,638
Consumer Finance — 1.4%
Capital One Financial Corp.	3,851	291,097
Discover Financial Services	8,849	521,914
Synchrony Financial	7,339	172,173
		985,184
Containers and Packaging — 0.8%
WestRock Co.(1)	14,112	532,869
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B(1)	989	633,534
Electric Utilities — 0.8%
OGE Energy Corp.(1)	14,960	586,282
Electrical Equipment — 0.3%
Generac Holdings, Inc.(1)(2)	4,809	239,007
Electronic Equipment, Instruments and Components — 2.8%
CDW Corp.	1,718	139,244
Keysight Technologies, Inc.(2)	9,000	558,720
National Instruments Corp.	12,070	547,736
Tech Data Corp.(2)	6,081	497,487
Zebra Technologies Corp., Class A(2)	1,473	234,546
		1,977,733
Energy Equipment and Services — 1.2%
Halliburton Co.(1)	20,418	542,711
Petrofac Ltd.	45,004	273,617
		816,328
Entertainment — 1.3%
Capcom Co., Ltd.	31,000	617,958
Daiichikosho Co., Ltd.	900	42,537
Electronic Arts, Inc.(2)	3,048	240,518
		901,013
Equity Real Estate Investment Trusts (REITs) — 4.3%
Brixmor Property Group, Inc.(1)	38,407	564,199
GEO Group, Inc. (The)(1)	26,674	525,478
Healthcare Trust of America, Inc., Class A	21,233	537,407
Link REIT	59,500	602,561
Outfront Media, Inc.	19,849	359,664
Sunstone Hotel Investors, Inc.	13,145	171,016
Weingarten Realty Investors	10,473	259,835
		3,020,160
Food and Staples Retailing — 0.4%
US Foods Holding Corp.(2)	8,529	269,858

7

	Shares	Value
Food Products — 1.9%
a2 Milk Co. Ltd.(2)	68,045	$509,240
General Mills, Inc.	7,905	307,821
Tate & Lyle plc	63,684	535,733
		1,352,794
Gas Utilities — 0.2%
National Fuel Gas Co.	2,617	133,938
Health Care Equipment and Supplies — 5.1%
DexCom, Inc.(2)	2,071	248,106
Globus Medical, Inc., Class A(1)(2)	11,884	514,339
Hill-Rom Holdings, Inc.(1)	6,138	543,520
ICU Medical, Inc.(1)(2)	2,261	519,193
Integer Holdings Corp.(2)	3,671	279,950
Medtronic plc	6,459	587,511
NuVasive, Inc.(2)	6,173	305,934
STERIS plc	5,569	595,048
		3,593,601
Health Care Providers and Services — 0.8%
Amedisys, Inc.(2)	2,722	318,773
Tenet Healthcare Corp.(2)	15,784	270,538
		589,311
Health Care Technology — 0.6%
athenahealth, Inc.(2)	3,017	398,033
Hotels, Restaurants and Leisure — 1.2%
Darden Restaurants, Inc.	3,303	329,837
Jack in the Box, Inc.	1,363	105,810
Sushiro Global Holdings Ltd.	7,700	419,002
		854,649
Household Durables — 2.3%
KB Home(1)	30,608	584,613
PulteGroup, Inc.(1)	25,538	663,733
Sony Corp.	4,900	235,969
Toll Brothers, Inc.	3,422	112,686
		1,597,001
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp.(1)	40,335	583,244
NRG Energy, Inc.	13,690	542,124
		1,125,368
Insurance — 2.2%
Hartford Financial Services Group, Inc. (The)	13,451	597,897
Progressive Corp. (The)(1)	9,894	596,905
Travelers Cos., Inc. (The)	3,241	388,110
		1,582,912
Interactive Media and Services — 0.4%
Facebook, Inc., Class A(2)	1,940	254,315
Internet and Direct Marketing Retail — 0.8%
eBay, Inc.(1)(2)	20,918	587,168
IT Services — 1.2%
Akamai Technologies, Inc.(2)	6,621	404,411
MAXIMUS, Inc.	1,929	125,558

8

	Shares	Value
Visa, Inc., Class A	2,288	$301,879
		831,848
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	5,518	372,244
Evotec AG(2)	5,886	117,109
		489,353
Machinery — 2.4%
Allison Transmission Holdings, Inc.	6,121	268,773
DMG Mori Co. Ltd.	28,400	316,972
Parker-Hannifin Corp.(1)	3,862	575,979
Snap-on, Inc.	3,586	521,010
		1,682,734
Metals and Mining — 4.6%
Anglo American plc	27,801	619,336
BHP Group plc	21,985	462,813
Compass Minerals International, Inc.	3,384	141,079
Evraz plc	34,801	213,137
Freeport-McMoRan, Inc.	40,320	415,699
Iluka Resources Ltd.	67,770	363,731
St. Barbara Ltd.	143,069	473,622
Steel Dynamics, Inc.	18,811	565,082
		3,254,499
Multiline Retail — 0.7%
Kohl's Corp.	7,428	492,774
Oil, Gas and Consumable Fuels — 6.3%
Aker BP ASA	16,834	426,297
ConocoPhillips	3,618	225,582
Continental Resources, Inc.(2)	12,884	517,808
Cosmo Energy Holdings Co. Ltd.	26,600	541,450
CVR Energy, Inc.	15,992	551,404
Etablissements Maurel et Prom(2)	50,959	188,588
Gaztransport Et Technigaz SA	6,030	463,931
Lundin Petroleum AB	2,048	51,203
Newfield Exploration Co.(2)	30,515	447,350
Showa Shell Sekiyu KK	43,600	610,569
Whitehaven Coal Ltd.	140,832	428,522
		4,452,704
Paper and Forest Products — 1.4%
Domtar Corp.(1)	14,891	523,121
Louisiana-Pacific Corp.(1)	22,210	493,506
		1,016,627
Personal Products — 0.8%
Edgewell Personal Care Co.(2)	14,145	528,316
Pharmaceuticals — 2.3%
Allergan plc	1,115	149,031
Astellas Pharma, Inc.	11,700	148,896
Eisai Co. Ltd.	2,000	155,729
H Lundbeck A/S	3,892	170,671
Horizon Pharma plc(2)	10,021	195,810
KYORIN Holdings, Inc.	5,500	121,166
Mylan NV(2)	5,846	160,180

9

	Shares	Value
Roche Holding AG	650	$160,728
Sawai Pharmaceutical Co. Ltd.	1,600	75,834
Shionogi & Co. Ltd.	2,900	164,441
Zoetis, Inc.	1,124	96,147
		1,598,633
Professional Services — 3.0%
ASGN, Inc.(1)(2)	8,079	440,305
CoStar Group, Inc.(1)(2)	1,676	565,382
Korn/Ferry International	12,987	513,506
Robert Half International, Inc.	9,779	559,359
		2,078,552
Real Estate Management and Development — 0.1%
Swire Properties Ltd.	30,000	105,357
Road and Rail — 1.3%
Sankyu, Inc.	12,600	566,798
Schneider National, Inc., Class B	19,133	357,213
		924,011
Semiconductors and Semiconductor Equipment — 2.9%
Cirrus Logic, Inc.(1)(2)	16,009	531,179
Dialog Semiconductor plc(2)	22,954	596,715
Intel Corp.	7,796	365,866
Qorvo, Inc.(1)(2)	9,354	568,068
		2,061,828
Software — 2.0%
Cadence Design Systems, Inc.(2)	9,597	417,278
LogMeIn, Inc.	5,992	488,767
Symantec Corp.	9,211	174,042
Teradata Corp.(2)	7,826	300,205
		1,380,292
Specialty Retail — 3.1%
American Eagle Outfitters, Inc.	5,257	101,618
AutoZone, Inc.(1)(2)	610	511,387
Foot Locker, Inc.	6,541	347,981
Super Retail Group Ltd.	21,774	107,816
T-Gaia Corp.	30,900	581,957
Urban Outfitters, Inc.(2)	16,729	555,403
		2,206,162
Technology Hardware, Storage and Peripherals — 1.7%
Logitech International SA	6,247	197,383
Seagate Technology plc(1)	13,377	516,219
Toshiba TEC Corp.	21,400	497,423
		1,211,025
Textiles, Apparel and Luxury Goods — 2.3%
Deckers Outdoor Corp.(1)(2)	4,773	610,706
Michael Kors Holdings Ltd.(2)	10,421	395,164
Steven Madden Ltd.	2,304	69,719
Tapestry, Inc.	16,820	567,675
		1,643,264
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	16,564	566,157

10

	Shares	Value
Trading Companies and Distributors — 2.2%
HD Supply Holdings, Inc.(2)	15,252	$572,255
Sojitz Corp.	112,500	388,077
W.W. Grainger, Inc.	2,012	568,108
		1,528,440
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	16,991	552,887
TOTAL COMMON STOCKS (Cost $69,780,734)		64,558,984
TEMPORARY CASH INVESTMENTS — 6.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $4,145,867), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $4,065,658)		4,065,105
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $694,740), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $678,047)		678,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,455	3,455
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,746,560)		4,746,560
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.5% (Cost $74,527,294)		69,305,544
COMMON STOCKS SOLD SHORT — (90.9)%
Aerospace and Defense — (1.5)%
BWX Technologies, Inc.	(13,612)	(520,387)
United Technologies Corp.	(4,860)	(517,493)
		(1,037,880)
Airlines — (0.9)%
Allegiant Travel Co.	(4,242)	(425,133)
Spirit Airlines, Inc.	(3,243)	(187,835)
		(612,968)
Automobiles — (1.3)%
Daimler AG	(11,120)	(584,652)
Ford Motor Co.	(33,252)	(254,378)
Volkswagen AG Preference Shares	(700)	(111,394)
		(950,424)
Banks — (4.5)%
Bankia SA	(107,397)	(315,008)
First Financial Bancorp	(22,880)	(542,713)
First Midwest Bancorp, Inc.	(8,175)	(161,947)
Home BancShares, Inc.	(8,114)	(132,583)
Old National Bancorp	(13,670)	(210,518)
Pinnacle Financial Partners, Inc.	(11,841)	(545,870)
Simmons First National Corp., Class A	(6,811)	(164,349)
Sterling Bancorp	(3,249)	(53,641)
Union Bankshares Corp.	(17,529)	(494,844)
United Bankshares, Inc.	(17,827)	(554,598)
		(3,176,071)
Beverages — (1.2)%
Brown-Forman Corp., Class B	(12,475)	(593,561)
Sapporo Holdings Ltd.	(12,000)	(249,112)
		(842,673)

11

	Shares	Value
Biotechnology — (1.5)%
Alnylam Pharmaceuticals, Inc.	(2,313)	$(168,641)
Bluebird Bio, Inc.	(832)	(82,534)
Global Blood Therapeutics, Inc.	(3,968)	(162,886)
Immunomedics, Inc.	(8,940)	(127,574)
Madrigal Pharmaceuticals, Inc.	(341)	(38,438)
Sage Therapeutics, Inc.	(1,223)	(117,151)
Sarepta Therapeutics, Inc.	(1,612)	(175,918)
Ultragenyx Pharmaceutical, Inc.	(4,288)	(186,442)
		(1,059,584)
Capital Markets — (2.8)%
Ares Management Corp., Class A	(17,340)	(308,305)
Brookfield Asset Management, Inc., Class A	(13,259)	(508,483)
CME Group, Inc.	(3,178)	(597,845)
Hamilton Lane, Inc., Class A	(14,479)	(535,723)
		(1,950,356)
Chemicals — (3.0)%
Albemarle Corp.	(1,725)	(132,946)
DowDuPont, Inc.	(1,417)	(75,781)
International Flavors & Fragrances, Inc.	(4,249)	(570,513)
Platform Specialty Products Corp.	(30,895)	(319,145)
Sensient Technologies Corp.	(9,040)	(504,884)
Umicore SA	(12,340)	(492,870)
		(2,096,139)
Commercial Services and Supplies — (0.6)%
Elis SA	(21,703)	(361,804)
Healthcare Services Group, Inc.	(1,707)	(68,587)
		(430,391)
Construction and Engineering — (2.6)%
Fluor Corp.	(13,379)	(430,804)
JGC Corp.	(22,800)	(318,273)
Penta-Ocean Construction Co. Ltd.	(63,700)	(350,031)
Skanska AB, B Shares	(11,640)	(185,852)
Valmont Industries, Inc.	(4,604)	(510,814)
		(1,795,774)
Consumer Finance — (0.7)%
SLM Corp.	(63,365)	(526,563)
Containers and Packaging — (2.1)%
AptarGroup, Inc.	(5,806)	(546,171)
Crown Holdings, Inc.	(8,309)	(345,405)
Graphic Packaging Holding Co.	(55,435)	(589,828)
		(1,481,404)
Diversified Financial Services — (0.4)%
Berkshire Hathaway, Inc., Class B	(1,330)	(271,559)
Diversified Telecommunication Services — (1.9)%
Cellnex Telecom SA	(23,141)	(593,644)
Iliad SA	(3,798)	(533,719)
Zayo Group Holdings, Inc.	(10,291)	(235,046)
		(1,362,409)
Electric Utilities — (2.3)%
Alliant Energy Corp.	(12,700)	(536,575)

12

	Shares	Value
Duke Energy Corp.	(4,874)	$(420,626)
Eversource Energy	(9,904)	(644,156)
		(1,601,357)
Electrical Equipment — (0.3)%
EnerSys	(3,044)	(236,245)
Electronic Equipment, Instruments and Components — (2.9)%
Amphenol Corp., Class A	(6,381)	(516,988)
Avnet, Inc.	(14,719)	(531,356)
AVX Corp.	(10,704)	(163,236)
Cognex Corp.	(7,761)	(300,118)
II-VI, Inc.	(16,137)	(523,807)
		(2,035,505)
Energy Equipment and Services — (1.2)%
Oceaneering International, Inc.	(35,480)	(429,308)
Patterson-UTI Energy, Inc.	(36,874)	(381,646)
		(810,954)
Equity Real Estate Investment Trusts (REITs) — (5.3)%
Alexandria Real Estate Equities, Inc.	(4,808)	(554,074)
Crown Castle International Corp.	(2,991)	(324,912)
CyrusOne, Inc.	(9,982)	(527,848)
Digital Realty Trust, Inc.	(3,625)	(386,244)
Equinix, Inc.	(1,577)	(555,987)
Invitation Homes, Inc.	(26,757)	(537,281)
Iron Mountain, Inc.	(9,538)	(309,127)
ProLogis, Inc.	(8,814)	(517,558)
		(3,713,031)
Food and Staples Retailing — (0.1)%
PriceSmart, Inc.	(852)	(50,353)
Food Products — (2.9)%
Archer-Daniels-Midland Co.	(4,344)	(177,974)
Bunge Ltd.	(1,555)	(83,099)
Darling Ingredients, Inc.	(22,638)	(435,555)
J&J Snack Foods Corp.	(1,717)	(248,261)
Sanderson Farms, Inc.	(3,844)	(381,671)
Schouw & Co. A/S	(6,751)	(502,632)
Seaboard Corp.	(69)	(244,123)
		(2,073,315)
Gas Utilities — (0.1)%
South Jersey Industries, Inc.	(1,713)	(47,621)
Health Care Equipment and Supplies — (3.2)%
Avanos Medical, Inc.	(12,401)	(555,441)
Insulet Corp.	(4,555)	(361,303)
Merit Medical Systems, Inc.	(8,077)	(450,777)
Teleflex, Inc.	(1,262)	(326,202)
Wright Medical Group NV	(21,293)	(579,595)
		(2,273,318)
Health Care Providers and Services — (0.9)%
Henry Schein, Inc.	(7,883)	(618,973)
Health Care Technology — (0.7)%
Medidata Solutions, Inc.	(6,971)	(469,985)

13

	Shares	Value
Hotels, Restaurants and Leisure — (3.2)%
Churchill Downs, Inc.	(1,760)	$(429,334)
HIS Co. Ltd.	(16,700)	(602,675)
Marriott International, Inc., Class A	(5,060)	(549,314)
Planet Fitness, Inc., Class A	(5,789)	(310,406)
Scientific Games Corp., Class A	(3,462)	(61,901)
Tosho Co. Ltd.	(10,600)	(328,641)
		(2,282,271)
Household Durables — (2.0)%
Leggett & Platt, Inc.	(16,176)	(579,748)
Mohawk Industries, Inc.	(2,814)	(329,125)
Tempur Sealy International, Inc.	(12,614)	(522,220)
		(1,431,093)
Independent Power and Renewable Electricity Producers — (0.8)%
Ormat Technologies, Inc.	(10,975)	(573,992)
Insurance — (3.2)%
American International Group, Inc.	(8,288)	(326,630)
Aon plc	(2,252)	(327,351)
Enstar Group Ltd.	(2,755)	(461,655)
Marsh & McLennan Cos., Inc.	(3,028)	(241,483)
RLI Corp.	(4,706)	(324,667)
WR Berkley Corp.	(7,851)	(580,268)
		(2,262,054)
Internet and Direct Marketing Retail — (0.8)%
Wayfair, Inc., Class A	(6,422)	(578,494)
IT Services — (2.8)%
Altran Technologies SA	(67,574)	(542,347)
Gartner, Inc.	(4,182)	(534,627)
Global Payments, Inc.	(3,291)	(339,401)
Worldpay, Inc., Class A	(7,448)	(569,251)
		(1,985,626)
Life Sciences Tools and Services — (1.8)%
Bio-Techne Corp.	(1,167)	(168,888)
IQVIA Holdings, Inc.	(4,793)	(556,803)
PerkinElmer, Inc.	(6,888)	(541,052)
		(1,266,743)
Machinery — (3.6)%
Donaldson Co., Inc.	(12,382)	(537,255)
Dover Corp.	(727)	(51,581)
Fortive Corp.	(5,328)	(360,492)
John Bean Technologies Corp.	(6,580)	(472,510)
Middleby Corp. (The)	(5,154)	(529,470)
Stanley Black & Decker, Inc.	(4,908)	(587,684)
		(2,538,992)
Marine — (0.8)%
Nippon Yusen KK	(35,900)	(556,259)
Media — (0.9)%
New York Times Co. (The), Class A	(26,975)	(601,273)
Metals and Mining — (3.4)%
Agnico Eagle Mines Ltd.	(6,460)	(260,984)
Alcoa Corp.	(11,027)	(293,098)

14

	Shares	Value
AMG Advanced Metallurgical Group NV	(9,255)	$(298,818)
Cleveland-Cliffs, Inc.	(52,199)	(401,410)
Dowa Holdings Co. Ltd.	(19,000)	(567,083)
Goldcorp, Inc.	(61,898)	(606,601)
		(2,427,994)
Mortgage Real Estate Investment Trusts (REITs) — (1.9)%
AGNC Investment Corp.	(33,374)	(585,380)
Blackstone Mortgage Trust, Inc., Class A	(5,582)	(177,843)
Starwood Property Trust, Inc.	(28,486)	(561,459)
		(1,324,682)
Multi-Utilities — (1.2)%
NiSource, Inc.	(8,641)	(219,050)
Sempra Energy	(5,601)	(605,972)
		(825,022)
Multiline Retail — (0.3)%
Ollie's Bargain Outlet Holdings, Inc.	(3,565)	(237,108)
Oil, Gas and Consumable Fuels — (4.6)%
Centennial Resource Development, Inc., Class A	(22,575)	(248,776)
Concho Resources, Inc.	(4,628)	(475,712)
Diamondback Energy, Inc.	(5,520)	(511,704)
Extraction Oil & Gas, Inc.	(29,668)	(127,276)
Matador Resources Co.	(20,216)	(313,954)
Noble Energy, Inc.	(16,321)	(306,182)
PDC Energy, Inc.	(8,205)	(244,181)
Targa Resources Corp.	(13,379)	(481,912)
Williams Cos., Inc. (The)	(24,480)	(539,784)
		(3,249,481)
Personal Products — (0.3)%
Coty, Inc., Class A	(28,347)	(185,956)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(4,688)	(169,237)
Catalent, Inc.	(4,793)	(149,446)
		(318,683)
Professional Services — (1.0)%
Nielsen Holdings plc	(22,432)	(523,339)
TransUnion	(2,123)	(120,586)
TriNet Group, Inc.	(1,930)	(80,963)
		(724,888)
Real Estate Management and Development — (2.0)%
Capital & Counties Properties plc	(144,033)	(424,263)
Howard Hughes Corp. (The)	(4,869)	(475,312)
Kennedy-Wilson Holdings, Inc.	(27,312)	(496,259)
		(1,395,834)
Road and Rail — (1.3)%
AMERCO	(879)	(288,409)
Europcar Mobility Group	(67,523)	(608,471)
		(896,880)
Semiconductors and Semiconductor Equipment — (2.4)%
ams AG	(4,067)	(98,068)
Cree, Inc.	(15,241)	(651,934)
First Solar, Inc.	(9,235)	(392,072)

15

	Shares	Value
SCREEN Holdings Co. Ltd.	(13,300)	$(561,800)
		(1,703,874)
Software — (0.4)%
2U, Inc.	(5,537)	(275,300)
Specialty Retail — (1.6)%
Kingfisher plc	(194,972)	(515,661)
Monro, Inc.	(8,604)	(591,525)
		(1,107,186)
Textiles, Apparel and Luxury Goods — (0.3)%
Cie Financiere Richemont SA	(3,732)	(239,846)
Thrifts and Mortgage Finance — (1.0)%
TFS Financial Corp.	(42,232)	(681,202)
Trading Companies and Distributors — (2.7)%
GATX Corp.	(7,634)	(540,563)
Hanwa Co. Ltd.	(22,100)	(573,523)
NOW, Inc.	(25,458)	(296,331)
SiteOne Landscape Supply, Inc.	(9,254)	(511,469)
		(1,921,886)
Water Utilities — (1.2)%
American Water Works Co., Inc.	(5,781)	(524,742)
Aqua America, Inc.	(9,433)	(322,514)
		(847,256)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $73,647,579)		(63,964,727)
OTHER ASSETS AND LIABILITIES(3) — 92.4%		64,990,937
TOTAL NET ASSETS — 100.0%		$70,331,754

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $13,402,732.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $74,527,294)	$69,305,544
Deposits for securities sold short	65,172,225
Receivable for capital shares sold	19,637
Interest and dividends receivable	200,236
134,697,642

Liabilities
Securities sold short, at value (proceeds of $73,647,579)	63,964,727
Payable for capital shares redeemed	207,331
Accrued management fees	82,579
Distribution and service fees payable	5,527
Dividend expense payable on securities sold short	105,724
64,365,888

Net Assets	$70,331,754

Net Assets Consist of:
Capital (par value and paid-in surplus)	$69,680,929
Distributable earnings	650,825
$70,331,754

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$37,152,891	3,391,382	$10.96
I Class, $0.01 Par Value	$19,330,052	1,720,412	$11.24
Y Class, $0.01 Par Value	$3,331,677	296,372	$11.24
A Class, $0.01 Par Value	$3,429,921	322,747	$10.63*
C Class, $0.01 Par Value	$4,664,701	483,443	$9.65
R Class, $0.01 Par Value	$2,417,178	234,792	$10.29
R5 Class, $0.01 Par Value	$5,334	475	$11.23
*Maximum offering price $11.28 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$647,432
Dividends (net of foreign taxes withheld of $18,847)	602,416
1,249,848

Expenses:
Dividend expense on securities sold short	608,791
Management fees	507,168
Distribution and service fees:
A Class	4,467
C Class	23,364
R Class	6,255
Directors' fees and expenses	2,718
Other expenses	107
1,152,870

Net investment income (loss)	96,978

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(269,001)
Securities sold short transactions	1,798,148
Foreign currency translation transactions	(1,495)
1,527,652

Change in net unrealized appreciation (depreciation) on:
Investments	(10,943,959)
Securities sold short	10,680,215
Translation of assets and liabilities in foreign currencies	344
(263,400)

Net realized and unrealized gain (loss)	1,264,252

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,361,230

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$96,978	$(715,325)
Net realized gain (loss)	1,527,652	6,124,462
Change in net unrealized appreciation (depreciation)	(263,400)	(3,094,720)
Net increase (decrease) in net assets resulting from operations	1,361,230	2,314,417

Distributions to Shareholders
From earnings:
Investor Class	(1,794,225)	—
I Class	(1,330,784)	—
Y Class	(145,291)	—
A Class	(169,123)	—
C Class	(242,745)	—
R Class	(122,773)	—
R5 Class	(247)	—
Decrease in net assets from distributions	(3,805,188)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,972,123)	(39,883,856)

Net increase (decrease) in net assets	(7,416,081)	(37,569,439)

Net Assets
Beginning of period	77,747,835	115,317,274
End of period	$70,331,754	$77,747,835

See Notes to Financial Statements.

19

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

20

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

21

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.0480% to 1.2300%	0.2500% to 0.3100%	1.37%
I Class		0.0500% to 0.1100%	1.17%
Y Class		0.0000% to 0.0600%	1.12%
A Class		0.2500% to 0.3100%	1.37%
C Class		0.2500% to 0.3100%	1.37%
R Class		0.2500% to 0.3100%	1.37%
R5 Class		0.0500% to 0.1100%	1.17%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees

22

incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2018 were $118,621,126 and $119,638,399, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	366,061	$4,112,350	906,191	$10,253,405
Issued in reinvestment of distributions	166,521	1,788,434	—	—
Redeemed	(394,722)	(4,408,469)	(4,913,854)	(55,483,172)
	137,860	1,492,315	(4,007,663)	(45,229,767)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	278,199	3,200,528	4,254,423	49,144,474
Issued in reinvestment of distributions	120,860	1,330,671	—	—
Redeemed	(1,178,309)	(13,251,114)	(3,617,623)	(42,188,226)
	(779,250)	(8,719,915)	636,800	6,956,248
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	220,876	2,542,006	65,935	770,788
Issued in reinvestment of distributions	13,196	145,291	—	—
Redeemed	(3,587)	(40,955)	(484)	(5,632)
	230,485	2,646,342	65,451	765,156
A Class/Shares Authorized	20,000,000		20,000,000
Sold	63,421	696,213	94,048	1,043,367
Issued in reinvestment of distributions	15,992	166,638	—	—
Redeemed	(98,351)	(1,078,037)	(203,489)	(2,256,379)
	(18,938)	(215,186)	(109,441)	(1,213,012)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	50,395	495,036	278,923	2,846,030
Issued in reinvestment of distributions	25,091	237,364	—	—
Redeemed	(84,526)	(840,161)	(307,223)	(3,114,851)
	(9,040)	(107,761)	(28,300)	(268,821)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	8,997	95,309	34,986	375,985
Issued in reinvestment of distributions	12,166	122,762	—	—
Redeemed	(26,506)	(280,477)	(118,537)	(1,275,653)
	(5,343)	(62,406)	(83,551)	(899,668)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	30	341	517	6,031
Issued in reinvestment of distributions	22	247	—	—
Redeemed	(528)	(6,100)	(2)	(23)
	(476)	(5,512)	515	6,008
Net increase (decrease)	(444,702)	$(4,972,123)	(3,526,189)	$(39,883,856)

23

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	—	$80,024	—
Automobiles	—	53,214	—
Biotechnology	$1,149,682	173,909	—
Commercial Services and Supplies	1,448,504	298,340	—
Energy Equipment and Services	542,711	273,617	—
Entertainment	240,518	660,495	—
Equity Real Estate Investment Trusts (REITs)	2,417,599	602,561	—
Food Products	307,821	1,044,973	—
Hotels, Restaurants and Leisure	435,647	419,002	—
Household Durables	1,361,032	235,969	—
Life Sciences Tools and Services	372,244	117,109	—
Machinery	1,365,762	316,972	—
Metals and Mining	1,121,860	2,132,639	—
Oil, Gas and Consumable Fuels	1,742,144	2,710,560	—
Pharmaceuticals	601,168	997,465	—
Real Estate Management and Development	—	105,357	—
Road and Rail	357,213	566,798	—
Semiconductors and Semiconductor Equipment	1,465,113	596,715	—
Specialty Retail	1,516,389	689,773	—
Technology Hardware, Storage and Peripherals	516,219	694,806	—
Trading Companies and Distributors	1,140,363	388,077	—
Other Industries	33,298,620	—	—
Temporary Cash Investments	3,455	4,743,105	—
	$51,404,064	$17,901,480	—

24

	Level 1	Level 2	Level 3
Liabilities
Securities Sold Short
Common Stocks
Automobiles	$254,378	$696,046	—
Banks	2,861,063	315,008	—
Beverages	593,561	249,112	—
Chemicals	1,603,269	492,870	—
Commercial Services and Supplies	68,587	361,804	—
Construction and Engineering	941,618	854,156	—
Diversified Telecommunication Services	235,046	1,127,363	—
Food Products	1,570,683	502,632	—
Hotels, Restaurants and Leisure	1,350,955	931,316	—
IT Services	1,443,279	542,347	—
Marine	—	556,259	—
Metals and Mining	1,562,093	865,901	—
Real Estate Management and Development	971,571	424,263	—
Road and Rail	288,409	608,471	—
Semiconductors and Semiconductor Equipment	1,044,006	659,868	—
Specialty Retail	591,525	515,661	—
Textiles, Apparel and Luxury Goods	—	239,846	—
Trading Companies and Distributors	1,348,363	573,523	—
Other Industries	36,719,875	—	—
	$53,448,281	$10,516,446	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

25

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$74,652,093
Gross tax appreciation of investments	$2,637,078
Gross tax depreciation of investments	(7,983,627)
Net tax appreciation (depreciation) of investments	$(5,346,549)
Gross tax appreciation on securities sold short	10,950,850
Gross tax depreciation on securities sold short	(1,330,052)
Net tax appreciation (depreciation)	$4,274,249

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2018, the fund had accumulated short-term capital losses of $(1,103,887), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2018, the fund had late-year ordinary loss deferrals of $(141,802), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$11.30	0.01	0.20	0.21	(0.55)	$10.96	1.92%	2.92%(4)	1.37%(4)	0.26%(4)	162%	$37,153
2018	$11.11	(0.08)	0.27	0.19	—	$11.30	1.71%	3.07%	1.38%	(0.69)%	289%	$36,778
2017	$11.01	(0.13)	0.23	0.10	—	$11.11	0.91%	2.92%	1.38%	(1.17)%	344%	$80,666
2016	$11.12	(0.14)	0.03	(0.11)	—	$11.01	(0.99)%	2.93%	1.40%	(1.25)%	235%	$84,899
2015	$11.24	(0.16)	0.04	(0.12)	—	$11.12	(1.07)%	2.91%	1.38%	(1.42)%	243%	$57,263
2014	$10.78	(0.17)	0.63	0.46	—	$11.24	4.27%	2.92%	1.38%	(1.56)%	226%	$50,641
I Class
2018(3)	$11.57	0.03	0.19	0.22	(0.55)	$11.24	1.96%	2.72%(4)	1.17%(4)	0.46%(4)	162%	$19,330
2018	$11.34	(0.05)	0.28	0.23	—	$11.57	2.03%	2.87%	1.18%	(0.49)%	289%	$28,914
2017	$11.22	(0.11)	0.23	0.12	—	$11.34	1.07%	2.72%	1.18%	(0.97)%	344%	$21,132
2016	$11.30	(0.12)	0.04	(0.08)	—	$11.22	(0.71)%	2.73%	1.20%	(1.05)%	235%	$14,129
2015	$11.41	(0.14)	0.03	(0.11)	—	$11.30	(0.96)%	2.71%	1.18%	(1.22)%	243%	$9,509
2014	$10.92	(0.15)	0.64	0.49	—	$11.41	4.49%	2.72%	1.18%	(1.36)%	226%	$16,810
Y Class
2018(3)	$11.57	0.03	0.19	0.22	(0.55)	$11.24	1.96%	2.67%(4)	1.12%(4)	0.51%(4)	162%	$3,332
2018	$11.34	(0.01)	0.24	0.23	—	$11.57	2.03%	2.82%	1.13%	(0.44)%	289%	$762
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	—	$11.34	(1.13)%	2.67%(4)	1.13%(4)	(0.64)%(4)	344%(6)	$5

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$11.00	—(7)	0.18	0.18	(0.55)	$10.63	1.79%	3.17%(4)	1.62%(4)	0.01%(4)	162%	$3,430
2018	$10.83	(0.10)	0.27	0.17	—	$11.00	1.48%	3.32%	1.63%	(0.94)%	289%	$3,757
2017	$10.76	(0.16)	0.23	0.07	—	$10.83	0.65%	3.17%	1.63%	(1.42)%	344%	$4,888
2016	$10.90	(0.17)	0.03	(0.14)	—	$10.76	(1.28)%	3.18%	1.65%	(1.50)%	235%	$11,113
2015	$11.04	(0.19)	0.05	(0.14)	—	$10.90	(1.27)%	3.16%	1.63%	(1.67)%	243%	$18,129
2014	$10.62	(0.20)	0.62	0.42	—	$11.04	3.95%	3.17%	1.63%	(1.81)%	226%	$31,354
C Class
2018(3)	$10.07	(0.04)	0.17	0.13	(0.55)	$9.65	1.36%	3.92%(4)	2.37%(4)	(0.74)%(4)	162%	$4,665
2018	$10.00	(0.17)	0.24	0.07	—	$10.07	0.70%	4.07%	2.38%	(1.69)%	289%	$4,960
2017	$10.01	(0.22)	0.21	(0.01)	—	$10.00	(0.10)%	3.92%	2.38%	(2.17)%	344%	$5,207
2016	$10.20	(0.23)	0.04	(0.19)	—	$10.01	(1.86)%	3.93%	2.40%	(2.25)%	235%	$7,182
2015	$10.42	(0.25)	0.03	(0.22)	—	$10.20	(2.11)%	3.91%	2.38%	(2.42)%	243%	$6,413
2014	$10.10	(0.26)	0.58	0.32	—	$10.42	3.17%	3.92%	2.38%	(2.56)%	226%	$5,729

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$10.68	(0.01)	0.17	0.16	(0.55)	$10.29	1.66%	3.42%(4)	1.87%(4)	(0.24)%(4)	162%	$2,417
2018	$10.55	(0.13)	0.26	0.13	—	$10.68	1.23%	3.57%	1.88%	(1.19)%	289%	$2,565
2017	$10.51	(0.18)	0.22	0.04	—	$10.55	0.38%	3.42%	1.88%	(1.67)%	344%	$3,416
2016	$10.66	(0.19)	0.04	(0.15)	—	$10.51	(1.41)%	3.43%	1.90%	(1.75)%	235%	$3,742
2015	$10.83	(0.21)	0.04	(0.17)	—	$10.66	(1.57)%	3.41%	1.88%	(1.92)%	243%	$2,187
2014	$10.45	(0.22)	0.60	0.38	—	$10.83	3.64%	3.42%	1.88%	(2.06)%	226%	$1,718
R5 Class
2018(3)	$11.56	0.02	0.20	0.22	(0.55)	$11.23	1.96%	2.72%(4)	1.17%(4)	0.46%(4)	162%	$5
2018	$11.34	(0.04)	0.26	0.22	—	$11.56	1.94%	2.87%	1.18%	(0.49)%	289%	$11
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	—	$11.34	(1.13)%	2.72%(4)	1.18%(4)	(0.69)%(4)	344%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

(7)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91452 1902

Semiannual Report

December 31, 2018

Core Equity Plus Fund
Investor Class (ACPVX)
I Class (ACPKX)
A Class (ACPQX)
C Class (ACPHX)
R Class (ACPWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Long Holdings	% of net assets
Apple, Inc.	4.03%
Microsoft Corp.	3.93%
Amazon.com, Inc.	3.54%
Alphabet, Inc., Class A	3.51%
JPMorgan Chase & Co.	2.21%
Facebook, Inc., Class A	1.95%
Verizon Communications, Inc.	1.82%
Visa, Inc., Class A	1.79%
Intel Corp.	1.76%
Bank of America Corp.	1.75%

Top Five Short Holdings	% of net assets
Monro, Inc.	(0.90)%
United Bankshares, Inc.	(0.88)%
Cree, Inc.	(0.84)%
Leggett & Platt, Inc.	(0.82)%
Avanos Medical, Inc.	(0.82)%

Types of Investments in Portfolio	% of net assets
Common Stocks	126.7%
Common Stocks Sold Short	(28.5)%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$911.00	$9.20	1.91%
I Class	$1,000	$911.70	$8.24	1.71%
A Class	$1,000	$910.20	$10.40	2.16%
C Class	$1,000	$906.10	$13.98	2.91%
R Class	$1,000	$909.00	$11.60	2.41%
Hypothetical
Investor Class	$1,000	$1,015.58	$9.70	1.91%
I Class	$1,000	$1,016.59	$8.69	1.71%
A Class	$1,000	$1,014.32	$10.97	2.16%
C Class	$1,000	$1,010.54	$14.75	2.91%
R Class	$1,000	$1,013.06	$12.23	2.41%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 126.7%
Aerospace and Defense — 3.7%
Boeing Co. (The)(1)	7,284	$2,349,090
Curtiss-Wright Corp.	3,858	393,979
Raytheon Co.	10,225	1,568,004
Teledyne Technologies, Inc.(2)	740	153,232
Textron, Inc.	24,832	1,142,023
		5,606,328
Banks — 9.7%
Bank of America Corp.(1)	108,334	2,669,350
BB&T Corp.	35,736	1,548,083
Citigroup, Inc.	2,347	122,185
Comerica, Inc.	17,858	1,226,666
Fifth Third Bancorp	55,008	1,294,338
First Citizens BancShares, Inc., Class A	1,977	745,428
JPMorgan Chase & Co.(1)	34,601	3,377,749
SunTrust Banks, Inc.	27,047	1,364,251
Wells Fargo & Co.(1)	52,996	2,442,056
		14,790,106
Beverages — 1.2%
Coca-Cola Co. (The)	28,319	1,340,905
Constellation Brands, Inc., Class A	3,249	522,504
		1,863,409
Biotechnology — 4.1%
AbbVie, Inc.	14,970	1,380,084
Alexion Pharmaceuticals, Inc.(2)	1,321	128,613
Amgen, Inc.	6,509	1,267,107
Biogen, Inc.(2)	2,542	764,939
Celgene Corp.(2)	10,150	650,514
Emergent BioSolutions, Inc.(2)	4,062	240,795
Gilead Sciences, Inc.	4,375	273,656
Incyte Corp.(2)	7,041	447,737
Regeneron Pharmaceuticals, Inc.(2)	1,406	525,141
Vertex Pharmaceuticals, Inc.(2)	3,875	642,126
		6,320,712
Building Products — 0.2%
Johnson Controls International plc	12,460	369,439
Capital Markets — 0.7%
LPL Financial Holdings, Inc.	17,937	1,095,592
Chemicals — 0.9%
CF Industries Holdings, Inc.	30,674	1,334,626
Commercial Services and Supplies — 2.7%
Clean Harbors, Inc.(2)	12,964	639,773
MSA Safety, Inc.	11,256	1,061,103
Republic Services, Inc.	17,390	1,253,645
Waste Management, Inc.	12,352	1,099,205
		4,053,726

6

	Shares	Value
Communications Equipment — 2.2%
Ciena Corp.(2)	27,715	$939,816
Cisco Systems, Inc.(1)	57,683	2,499,404
		3,439,220
Construction and Engineering — 0.1%
EMCOR Group, Inc.	1,832	109,352
Consumer Finance — 2.9%
American Express Co.	15,878	1,513,491
Capital One Financial Corp.	14,572	1,101,497
Discover Financial Services	22,512	1,327,758
Synchrony Financial	20,518	481,352
		4,424,098
Containers and Packaging — 0.4%
WestRock Co.	16,667	629,346
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	1,862	1,192,760
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(2)	8,049	1,643,445
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	11,655	332,634
Verizon Communications, Inc.(1)	49,319	2,772,714
		3,105,348
Electric Utilities — 0.5%
OGE Energy Corp.	19,512	764,675
Electrical Equipment — 0.9%
Generac Holdings, Inc.(2)	22,548	1,120,636
Rockwell Automation, Inc.	1,744	262,437
		1,383,073
Electronic Equipment, Instruments and Components — 2.0%
Keysight Technologies, Inc.(2)	11,751	729,502
National Instruments Corp.	18,617	844,840
Tech Data Corp.(2)	1,685	137,850
Zebra Technologies Corp., Class A(2)	8,692	1,384,027
		3,096,219
Energy Equipment and Services — 0.9%
Halliburton Co.	51,798	1,376,791
Entertainment — 0.8%
Activision Blizzard, Inc.	20,247	942,903
Electronic Arts, Inc.(2)	3,891	307,039
		1,249,942
Equity Real Estate Investment Trusts (REITs) — 2.9%
Brixmor Property Group, Inc.	93,446	1,372,721
GEO Group, Inc. (The)	64,166	1,264,070
Healthcare Trust of America, Inc., Class A	14,719	372,538
Host Hotels & Resorts, Inc.	32,946	549,210
PS Business Parks, Inc.	550	72,050
Rayonier, Inc.	15,778	436,893
Ryman Hospitality Properties, Inc.	4,633	308,975
		4,376,457
Food and Staples Retailing — 1.3%
Performance Food Group Co.(2)	24,732	798,101

7

	Shares	Value
US Foods Holding Corp.(2)	36,973	$1,169,826
		1,967,927
Food Products — 0.5%
General Mills, Inc.	20,575	801,191
Health Care Equipment and Supplies — 6.8%
Danaher Corp.	10,594	1,092,453
DexCom, Inc.(2)	5,238	627,512
Globus Medical, Inc., Class A(2)	26,530	1,148,218
Hill-Rom Holdings, Inc.	12,460	1,103,333
ICU Medical, Inc.(2)	5,497	1,262,276
Integer Holdings Corp.(2)	9,127	696,025
Masimo Corp.(2)	1,313	140,977
Medtronic plc	22,048	2,005,486
NuVasive, Inc.(2)	22,958	1,137,799
STERIS plc	10,302	1,100,769
		10,314,848
Health Care Providers and Services — 1.5%
Amedisys, Inc.(2)	9,238	1,081,862
HCA Healthcare, Inc.	2,801	348,585
Tenet Healthcare Corp.(2)	16,453	282,004
UnitedHealth Group, Inc.	2,394	596,393
		2,308,844
Health Care Technology — 0.2%
athenahealth, Inc.(2)	2,243	295,919
Hotels, Restaurants and Leisure — 1.2%
Darden Restaurants, Inc.	10,588	1,057,318
Starbucks Corp.	11,739	755,991
		1,813,309
Household Durables — 3.0%
KB Home	72,450	1,383,795
NVR, Inc.(2)	591	1,440,261
PulteGroup, Inc.	48,090	1,249,859
Toll Brothers, Inc.	14,737	485,290
		4,559,205
Household Products — 0.1%
Procter & Gamble Co. (The)	1,786	164,169
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	83,836	1,212,269
Industrial Conglomerates — 1.7%
General Electric Co.	52,341	396,221
Honeywell International, Inc.(1)	16,216	2,142,458
		2,538,679
Insurance — 2.8%
Hartford Financial Services Group, Inc. (The)	35,088	1,559,662
Progressive Corp. (The)	22,595	1,363,156
Travelers Cos., Inc. (The)	11,446	1,370,658
		4,293,476
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A(1)(2)	5,134	5,364,825
Facebook, Inc., Class A(1)(2)	22,684	2,973,645
		8,338,470

8

	Shares	Value
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(2)	3,599	$5,405,590
eBay, Inc.(1)(2)	58,340	1,637,604
Stamps.com, Inc.(2)	4,089	636,412
		7,679,606
IT Services — 3.4%
Akamai Technologies, Inc.(2)	22,073	1,348,219
Booz Allen Hamilton Holding Corp.	11,441	515,646
International Business Machines Corp.	3,884	441,494
MAXIMUS, Inc.	2,242	145,932
Visa, Inc., Class A(1)	20,771	2,740,526
		5,191,817
Leisure Products — 0.7%
Brunswick Corp.	22,047	1,024,083
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	9,896	667,584
Thermo Fisher Scientific, Inc.(1)	8,094	1,811,356
		2,478,940
Machinery — 2.2%
Allison Transmission Holdings, Inc.	14,770	648,551
Parker-Hannifin Corp.	9,601	1,431,893
Snap-on, Inc.	9,152	1,329,694
		3,410,138
Media — 0.2%
Comcast Corp., Class A	9,810	334,031
Metals and Mining — 0.7%
Steel Dynamics, Inc.	36,375	1,092,705
Multiline Retail — 1.0%
Kohl's Corp.	23,403	1,552,555
Oil, Gas and Consumable Fuels — 7.2%
Chevron Corp.	14,351	1,561,245
ConocoPhillips(1)	31,323	1,952,989
Continental Resources, Inc.(2)	25,067	1,007,443
CVR Energy, Inc.	37,422	1,290,311
EOG Resources, Inc.	10,113	881,955
Exxon Mobil Corp.	14,258	972,253
HollyFrontier Corp.	12,036	615,280
Marathon Petroleum Corp.	13,707	808,850
Newfield Exploration Co.(2)	22,944	336,359
Occidental Petroleum Corp.	15,092	926,347
Phillips 66	8,019	690,837
		11,043,869
Paper and Forest Products — 1.1%
Domtar Corp.	32,394	1,138,001
Louisiana-Pacific Corp.	25,973	577,120
		1,715,121
Personal Products — 0.3%
Edgewell Personal Care Co.(2)	12,004	448,349
Pharmaceuticals — 5.6%
Allergan plc	4,644	620,717
Bristol-Myers Squibb Co.	18,518	962,566

9

	Shares	Value
Eli Lilly & Co.	3,965	$458,830
Horizon Pharma plc(2)	18,060	352,892
Jazz Pharmaceuticals plc(2)	2,322	287,835
Johnson & Johnson(1)	16,054	2,071,769
Merck & Co., Inc.	13,520	1,033,063
Pfizer, Inc.(1)	49,305	2,152,163
Zoetis, Inc.	7,391	632,226
		8,572,061
Professional Services — 2.5%
ASGN, Inc.(2)	3,600	196,200
CoStar Group, Inc.(2)	2,483	837,615
Insperity, Inc.	3,019	281,854
Korn/Ferry International	26,423	1,044,765
Robert Half International, Inc.	24,593	1,406,720
		3,767,154
Road and Rail — 1.1%
Norfolk Southern Corp.(1)	11,203	1,675,297
Semiconductors and Semiconductor Equipment — 4.7%
Broadcom, Inc.	3,482	885,403
Cabot Microelectronics Corp.	6,571	626,545
Cirrus Logic, Inc.(2)	23,646	784,574
Intel Corp.(1)	57,212	2,684,959
ON Semiconductor Corp.(2)	42,525	702,088
Qorvo, Inc.(2)	9,326	566,368
QUALCOMM, Inc.	15,051	856,552
		7,106,489
Software — 8.5%
Adobe, Inc.(1)(2)	8,323	1,882,995
Cadence Design Systems, Inc.(2)	25,518	1,109,523
Intuit, Inc.	4,702	925,589
LogMeIn, Inc.	2,712	221,218
Microsoft Corp.(1)	59,034	5,996,083
Proofpoint, Inc.(2)	4,024	337,251
Teradata Corp.(2)	25,510	978,564
Ultimate Software Group, Inc. (The)(2)	3,508	859,004
VMware, Inc., Class A	5,472	750,375
		13,060,602
Specialty Retail — 3.1%
American Eagle Outfitters, Inc.	8,422	162,797
AutoZone, Inc.(2)	1,702	1,426,855
Foot Locker, Inc.	4,108	218,546
O'Reilly Automotive, Inc.(2)	2,809	967,223
Ross Stores, Inc.	7,216	600,371
Urban Outfitters, Inc.(2)	38,978	1,294,069
		4,669,861
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.(1)	39,045	6,158,958
HP, Inc.	43,789	895,923
Seagate Technology plc	11,582	446,950
		7,501,831

10

	Shares	Value
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(2)	10,941	$1,399,901
Michael Kors Holdings Ltd.(2)	13,054	495,008
NIKE, Inc., Class B	3,015	223,532
Ralph Lauren Corp.	6,545	677,146
Tapestry, Inc.	37,930	1,280,137
		4,075,724
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	36,552	1,249,347
Tobacco — 1.3%
Altria Group, Inc.(1)	41,112	2,030,522
Trading Companies and Distributors — 1.2%
HD Supply Holdings, Inc.(2)	31,546	1,183,606
W.W. Grainger, Inc.	2,180	615,545
		1,799,151
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	27,429	892,540
United States Cellular Corp.(2)	5,496	285,627
		1,178,167
TOTAL COMMON STOCKS (Cost $177,994,999)		193,490,390
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $2,319,309), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $2,274,439)		2,274,129
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $390,123), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $379,026)		379,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,653,129)		2,653,129
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.4% (Cost $180,648,128)		196,143,519
COMMON STOCKS SOLD SHORT — (28.5)%
Aerospace and Defense — (0.5)%
BWX Technologies, Inc.	(21,819)	(834,140)
Airlines — (0.2)%
Allegiant Travel Co.	(1,465)	(146,822)
Spirit Airlines, Inc.	(2,425)	(140,456)
		(287,278)
Banks — (3.5)%
First Financial Bancorp	(39,779)	(943,558)
First Midwest Bancorp, Inc.	(10,730)	(212,561)
Home BancShares, Inc.	(6,708)	(109,609)
Old National Bancorp	(25,742)	(396,427)
Pinnacle Financial Partners, Inc.	(24,203)	(1,115,758)
Sterling Bancorp	(23,718)	(391,584)
Union Bankshares Corp.	(27,146)	(766,332)
United Bankshares, Inc.	(43,140)	(1,342,085)
		(5,277,914)
Biotechnology — (1.0)%
Alnylam Pharmaceuticals, Inc.	(4,639)	(338,230)
Global Blood Therapeutics, Inc.	(9,104)	(373,719)

11

	Shares	Value
Immunomedics, Inc.	(20,354)	$(290,452)
Sage Therapeutics, Inc.	(2,065)	(197,806)
Sarepta Therapeutics, Inc.	(3,118)	(340,267)
		(1,540,474)
Chemicals — (0.2)%
Albemarle Corp.	(2,050)	(157,994)
Sensient Technologies Corp.	(2,080)	(116,168)
		(274,162)
Commercial Services and Supplies — (0.4)%
Healthcare Services Group, Inc.	(14,542)	(584,298)
Construction and Engineering — (1.4)%
Fluor Corp.	(17,469)	(562,502)
Granite Construction, Inc.	(26,441)	(1,065,043)
MasTec, Inc.	(1,814)	(73,576)
Valmont Industries, Inc.	(3,946)	(437,809)
		(2,138,930)
Consumer Finance — (0.7)%
SLM Corp.	(125,446)	(1,042,456)
Containers and Packaging — (1.9)%
AptarGroup, Inc.	(13,325)	(1,253,483)
Crown Holdings, Inc.	(13,395)	(556,830)
Graphic Packaging Holding Co.	(104,213)	(1,108,826)
		(2,919,139)
Distributors — (0.3)%
LKQ Corp.	(22,322)	(529,701)
Diversified Telecommunication Services — (0.3)%
Zayo Group Holdings, Inc.	(20,693)	(472,628)
Electronic Equipment, Instruments and Components — (1.1)%
Avnet, Inc.	(6,988)	(252,267)
Cognex Corp.	(7,718)	(298,455)
II-VI, Inc.	(34,895)	(1,132,692)
		(1,683,414)
Energy Equipment and Services — (0.8)%
Oceaneering International, Inc.	(56,465)	(683,226)
Patterson-UTI Energy, Inc.	(52,136)	(539,608)
		(1,222,834)
Health Care Equipment and Supplies — (1.6)%
Avanos Medical, Inc.	(27,986)	(1,253,493)
Wright Medical Group NV	(41,920)	(1,141,062)
		(2,394,555)
Health Care Providers and Services — (0.2)%
Henry Schein, Inc.	(4,180)	(328,214)
Hotels, Restaurants and Leisure — (1.1)%
Churchill Downs, Inc.	(2,847)	(694,497)
Planet Fitness, Inc., Class A	(13,458)	(721,618)
Scientific Games Corp., Class A	(15,143)	(270,757)
		(1,686,872)
Household Durables — (1.7)%
Leggett & Platt, Inc.	(35,048)	(1,256,120)
Mohawk Industries, Inc.	(4,990)	(583,631)

12

	Shares	Value
Tempur Sealy International, Inc.	(20,261)	$(838,805)
		(2,678,556)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(6,711)	(350,985)
Insurance — (0.2)%
WR Berkley Corp.	(4,350)	(321,509)
Internet and Direct Marketing Retail — (0.3)%
Wayfair, Inc., Class A	(4,818)	(434,005)
IT Services — (0.7)%
Gartner, Inc.	(5,830)	(745,307)
Worldpay, Inc., Class A	(3,831)	(292,804)
		(1,038,111)
Life Sciences Tools and Services — (0.3)%
PerkinElmer, Inc.	(5,603)	(440,116)
Machinery — (1.7)%
Donaldson Co., Inc.	(19,820)	(859,990)
John Bean Technologies Corp.	(10,332)	(741,941)
Middleby Corp. (The)	(6,840)	(702,673)
Stanley Black & Decker, Inc.	(2,041)	(244,389)
		(2,548,993)
Marine — (0.2)%
Kirby Corp.	(5,346)	(360,107)
Media — (0.8)%
Loral Space & Communications, Inc.	(2,107)	(78,486)
New York Times Co. (The), Class A	(51,524)	(1,148,470)
		(1,226,956)
Metals and Mining — (0.5)%
Alcoa Corp.	(22,014)	(585,132)
Goldcorp, Inc.	(14,793)	(144,972)
		(730,104)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Starwood Property Trust, Inc.	(10,519)	(207,330)
Oil, Gas and Consumable Fuels — (1.1)%
Matador Resources Co.	(5,203)	(80,803)
Noble Energy, Inc.	(6,937)	(130,138)
QEP Resources, Inc.	(25,542)	(143,801)
Targa Resources Corp.	(25,635)	(923,373)
Williams Cos., Inc. (The)	(15,150)	(334,057)
		(1,612,172)
Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.	(9,446)	(341,001)
Catalent, Inc.	(10,313)	(321,559)
		(662,560)
Professional Services — (0.3)%
Nielsen Holdings plc	(17,047)	(397,706)
TriNet Group, Inc.	(1,781)	(74,713)
		(472,419)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(10,069)	(982,936)
Kennedy-Wilson Holdings, Inc.	(39,057)	(709,665)
		(1,692,601)

13

	Shares	Value
Semiconductors and Semiconductor Equipment — (0.9)%
Cree, Inc.	(29,883)	$(1,278,245)
First Solar, Inc.	(3,090)	(131,186)
		(1,409,431)
Software — (0.6)%
2U, Inc.	(17,131)	(851,753)
Specialty Retail — (0.9)%
Monro, Inc.	(20,053)	(1,378,644)
Thrifts and Mortgage Finance — (0.5)%
TFS Financial Corp.	(46,654)	(752,529)
Trading Companies and Distributors — (0.3)%
GATX Corp.	(5,758)	(407,724)
Water Utilities — (0.5)%
Aqua America, Inc.	(20,959)	(716,588)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $51,690,288)		(43,510,202)
OTHER ASSETS AND LIABILITIES — 0.1%		94,111
TOTAL NET ASSETS — 100.0%		$152,727,428

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $54,189,028.

(2)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $180,648,128)	$196,143,519
Cash	2,237
Receivable for capital shares sold	201,410
Dividends and interest receivable	174,453
196,521,619

Liabilities
Securities sold short, at value (proceeds of $51,690,288)	43,510,202
Payable for capital shares redeemed	3,912
Accrued management fees	177,252
Distribution and service fees payable	371
Dividend expense payable on securities sold short	62,514
Fees and charges payable on borrowings for securities sold short	39,940
43,794,191

Net Assets	$152,727,428

Net Assets Consist of:
Capital (par value and paid-in surplus)	$125,628,647
Distributable earnings	27,098,781
$152,727,428

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$151,735,267	11,854,667	$12.80
I Class, $0.01 Par Value	$4,810	376	$12.79
A Class, $0.01 Par Value	$578,679	45,293	$12.78*
C Class, $0.01 Par Value	$139,907	11,370	$12.30
R Class, $0.01 Par Value	$268,765	21,202	$12.68
*Maximum offering price $13.56 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,127,077
Interest	19,572
2,146,649

Expenses:
Dividend expense on securities sold short	351,360
Fees and charges on borrowings for securities sold short	252,561
Management fees	1,272,342
Distribution and service fees:
A Class	822
C Class	829
R Class	674
Directors' fees and expenses	6,995
1,885,583

Net investment income (loss)	261,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,900,816
Securities sold short transactions	(159,414)
Futures contract transactions	(800,025)
9,941,377

Change in net unrealized appreciation (depreciation) on:
Investments	(35,825,963)
Securities sold short	9,835,824
(25,990,139)

Net realized and unrealized gain (loss)	(16,048,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,787,696)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$261,066	$916,676
Net realized gain (loss)	9,941,377	9,483,593
Change in net unrealized appreciation (depreciation)	(25,990,139)	13,495,201
Net increase (decrease) in net assets resulting from operations	(15,787,696)	23,895,470

Distributions to Shareholders
From earnings:(1)
Investor Class	(15,743,084)	(7,104,528)
I Class	(506)	(1,539)
A Class	(62,617)	(17,901)
C Class	(16,143)	(8,914)
R Class	(27,782)	(7,443)
Decrease in net assets from distributions	(15,850,132)	(7,140,325)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,929,525)	3,279,313

Net increase (decrease) in net assets	(46,567,353)	20,034,458

Net Assets
Beginning of period	199,294,781	179,260,323
End of period	$152,727,428	$199,294,781

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(859,233), $(129), $(1,208) and $(136) for Investor Class, I Class, A Class and R Class, respectively. Distributions from net realized gains were $(6,245,295), $(1,410), $(16,693), $(8,914) and $(7,307) for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

17

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(15,787,696)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(124,154,762)
Proceeds from investments sold	162,541,425
Purchases to cover securities sold short	(38,662,465)
Proceeds from securities sold short	32,757,128
(Increase) decrease in short-term investments	280,701
(Increase) decrease in receivable for investments sold	9,658,053
(Increase) decrease in dividends and interest receivable	13,896
Increase (decrease) in payable for investments purchased	(10,904,885)
Increase (decrease) in accrued management fees	(38,319)
Increase (decrease) in distribution and service fees payable	(76)
Increase (decrease) in dividend expense payable on securities sold short	14,668
Increase (decrease) in fees and charges payable on borrowings for securities sold short	(9,263)
Change in net unrealized (appreciation) depreciation on investments	35,825,963
Net realized (gain) loss on investment transactions	(10,900,816)
Change in net unrealized (appreciation) depreciation on securities sold short	(9,835,824)
Net realized (gain) loss on securities sold short transactions	159,414
Net cash from (used in) operating activities	30,957,142

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	5,877,385
Payments for shares redeemed	(36,791,693)
Distributions paid, net of reinvestments	(40,597)
Net cash from (used in) financing activities	(30,954,905)

Net Increase (Decrease) In Cash	2,237
Cash at beginning of period	—
Cash at end of period	$2,237

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $15,809,535.

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 92% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.9680% to 1.1500%	0.2500% to 0.3100%	1.29%
I Class		0.0500% to 0.1100%	1.09%
A Class		0.2500% to 0.3100%	1.29%
C Class		0.2500% to 0.3100%	1.29%
R Class		0.2500% to 0.3100%	1.29%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,933,903 and $2,182,777, respectively. The effect of interfund transactions on the Statement of Operations was $(36,350) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2018 were $162,817,227 and $195,186,493, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	110,000,000		110,000,000
Sold	399,013	$5,882,125	433,552	$6,761,560
Issued in reinvestment of distributions	1,182,954	15,702,487	459,516	7,090,550
Redeemed	(2,421,230)	(36,661,174)	(603,054)	(9,339,634)
	(839,263)	(15,076,562)	290,014	4,512,476
I Class/Shares Authorized	25,000,000		25,000,000
Sold	—	—	778	11,358
Issued in reinvestment of distributions	38	506	100	1,539
Redeemed	—	—	(71,046)	(1,062,889)
	38	506	(70,168)	(1,049,992)
A Class/Shares Authorized	15,000,000		15,000,000
Sold	5,020	81,602	15,734	244,083
Issued in reinvestment of distributions	4,726	62,617	1,164	17,901
Redeemed	(6,881)	(103,912)	(16,964)	(256,974)
	2,865	40,307	(66)	5,010
C Class/Shares Authorized	15,000,000		15,000,000
Sold	1,073	16,861	2,139	31,875
Issued in reinvestment of distributions	1,265	16,143	597	8,914
Redeemed	(1,102)	(14,331)	(19,259)	(284,363)
	1,236	18,673	(16,523)	(243,574)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	4,918	75,775	6,532	100,315
Issued in reinvestment of distributions	2,113	27,782	487	7,443
Redeemed	(1,092)	(16,006)	(3,343)	(52,365)
	5,939	87,551	3,676	55,393
Net increase (decrease)	(829,185)	$(14,929,525)	206,933	$3,279,313

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$193,490,390	—	—
Temporary Cash Investments	—	$2,653,129	—
	$193,490,390	$2,653,129	—

Liabilities
Securities Sold Short
Common Stocks	$43,510,202	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2018, the effect of equity price risk derivative instruments on the Statement of Operations was $(800,025) in net realized gain (loss) on futures contract transactions.

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8. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$181,030,310
Gross tax appreciation of investments	$31,907,867
Gross tax depreciation of investments	(16,794,658)
Net tax appreciation (depreciation) of investments	15,113,209
Gross tax appreciation on securities sold short	8,579,791
Gross tax depreciation on securities sold short	(524,224)
Net tax appreciation (depreciation)	$23,168,776

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$15.62	0.02	(1.36)	(1.34)	(0.01)	(1.47)	(1.48)	$12.80	(8.90)%	1.91%(4)	1.30%(4)	0.26%(4)	65%	$151,735
2018	$14.28	0.07	1.85	1.92	(0.07)	(0.51)	(0.58)	$15.62	13.50%	1.85%	1.29%	0.48%	101%	$198,238
2017	$12.31	0.06	1.97	2.03	(0.06)	—	(0.06)	$14.28	16.46%	1.97%	1.30%	0.45%	111%	$177,112
2016	$13.85	0.10	(0.40)	(0.30)	(0.10)	(1.14)	(1.24)	$12.31	(2.13)%	1.89%	1.30%	0.82%	107%	$159,174
2015	$15.12	0.12	0.59	0.71	(0.11)	(1.87)	(1.98)	$13.85	4.84%	1.73%	1.30%	0.82%	106%	$163,487
2014	$12.84	0.10	3.25	3.35	(0.11)	(0.96)	(1.07)	$15.12	26.86%	1.77%	1.30%	0.69%	104%	$148,620
I Class
2018(3)	$15.61	0.04	(1.37)	(1.33)	(0.02)	(1.47)	(1.49)	$12.79	(8.83)%	1.71%(4)	1.10%(4)	0.46%(4)	65%	$5
2018	$14.27	0.20	1.75	1.95	(0.10)	(0.51)	(0.61)	$15.61	13.73%	1.65%	1.09%	0.68%	101%	$5
2017	$12.31	0.09	1.95	2.04	(0.08)	—	(0.08)	$14.27	16.61%	1.77%	1.10%	0.65%	111%	$1,006
2016	$13.85	0.13	(0.39)	(0.26)	(0.14)	(1.14)	(1.28)	$12.31	(1.91)%	1.69%	1.10%	1.02%	107%	$1,381
2015	$15.13	0.15	0.57	0.72	(0.13)	(1.87)	(2.00)	$13.85	5.04%	1.53%	1.10%	1.02%	106%	$1,854
2014	$12.84	0.13	3.26	3.39	(0.14)	(0.96)	(1.10)	$15.13	27.19%	1.57%	1.10%	0.89%	104%	$5,993

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$15.60	—(5)	(1.35)	(1.35)	—	(1.47)	(1.47)	$12.78	(8.98)%	2.16%(4)	1.55%(4)	0.01%(4)	65%	$579
2018	$14.26	0.04	1.84	1.88	(0.03)	(0.51)	(0.54)	$15.60	13.24%	2.10%	1.54%	0.23%	101%	$662
2017	$12.30	0.03	1.95	1.98	(0.02)	—	(0.02)	$14.26	16.10%	2.22%	1.55%	0.20%	111%	$606
2016	$13.84	0.07	(0.39)	(0.32)	(0.08)	(1.14)	(1.22)	$12.30	(2.35)%	2.14%	1.55%	0.57%	107%	$882
2015	$15.12	0.08	0.58	0.66	(0.07)	(1.87)	(1.94)	$13.84	4.59%	1.98%	1.55%	0.57%	106%	$801
2014	$12.84	0.06	3.25	3.31	(0.07)	(0.96)	(1.03)	$15.12	26.55%	2.02%	1.55%	0.44%	104%	$753
C Class
2018(3)	$15.14	(0.05)	(1.32)	(1.37)	—	(1.47)	(1.47)	$12.30	(9.39)%	2.91%(4)	2.30%(4)	(0.74)%(4)	65%	$140
2018	$13.93	(0.06)	1.78	1.72	—	(0.51)	(0.51)	$15.14	12.40%	2.85%	2.29%	(0.52)%	101%	$153
2017	$12.09	(0.07)	1.91	1.84	—	—	—	$13.93	15.22%	2.97%	2.30%	(0.55)%	111%	$371
2016	$13.69	(0.02)	(0.40)	(0.42)	(0.04)	(1.14)	(1.18)	$12.09	(3.09)%	2.89%	2.30%	(0.18)%	107%	$310
2015	$15.01	(0.03)	0.58	0.55	—	(1.87)	(1.87)	$13.69	3.77%	2.73%	2.30%	(0.18)%	106%	$736
2014	$12.78	(0.05)	3.24	3.19	—	(0.96)	(0.96)	$15.01	25.66%	2.77%	2.30%	(0.31)%	104%	$768
R Class
2018(3)	$15.51	(0.02)	(1.34)	(1.36)	—	(1.47)	(1.47)	$12.68	(9.10)%	2.41%(4)	1.80%(4)	(0.24)%(4)	65%	$269
2018	$14.20	(0.01)	1.84	1.83	(0.01)	(0.51)	(0.52)	$15.51	12.94%	2.35%	1.79%	(0.02)%	101%	$237
2017	$12.26	—(5)	1.94	1.94	—	—	—	$14.20	15.82%	2.47%	1.80%	(0.05)%	111%	$165
2016	$13.83	0.03	(0.39)	(0.36)	(0.07)	(1.14)	(1.21)	$12.26	(2.62)%	2.39%	1.80%	0.32%	107%	$57
2015	$15.11	0.04	0.59	0.63	(0.04)	(1.87)	(1.91)	$13.83	4.28%	2.23%	1.80%	0.32%	106%	$9
2014	$12.83	0.03	3.25	3.28	(0.04)	(0.96)	(1.00)	$15.11	26.27%	2.27%	1.80%	0.19%	104%	$176

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91459 1902

Semiannual Report

December 31, 2018

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Apple, Inc.	7.3%
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.2%
Facebook, Inc., Class A	3.4%
Visa, Inc., Class A	2.9%
UnitedHealth Group, Inc.	2.8%
Boeing Co. (The)	2.3%
AbbVie, Inc.	2.1%
Adobe, Inc.	1.8%

Top Five Industries	% of net assets
Software	13.2%
Interactive Media and Services	8.6%
Technology Hardware, Storage and Peripherals	8.1%
Biotechnology	7.3%
Internet and Direct Marketing Retail	6.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.3)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$894.80	$4.87	1.02%
I Class	$1,000	$895.90	$3.92	0.82%
Y Class	$1,000	$896.20	$3.68	0.77%
A Class	$1,000	$893.60	$6.06	1.27%
C Class	$1,000	$890.90	$9.63	2.02%
R Class	$1,000	$892.70	$7.25	1.52%
R5 Class	$1,000	$896.00	$3.92	0.82%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
I Class	$1,000	$1,021.07	$4.18	0.82%
Y Class	$1,000	$1,021.32	$3.92	0.77%
A Class	$1,000	$1,018.80	$6.46	1.27%
C Class	$1,000	$1,015.02	$10.26	2.02%
R Class	$1,000	$1,017.54	$7.73	1.52%
R5 Class	$1,000	$1,021.07	$4.18	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.4%
Astronics Corp.(1)	504	$15,347
Astronics Corp., Class B(1)	604	18,368
Boeing Co. (The)	36,456	11,757,060
Raytheon Co.	36,767	5,638,219
		17,428,994
Auto Components†
Stoneridge, Inc.(1)	1,968	48,511
Banks — 1.0%
Central Pacific Financial Corp.	120,028	2,922,682
Comerica, Inc.	24,728	1,698,566
Independent Bank Corp.	18,897	397,215
United Community Banks, Inc.	5,797	124,404
		5,142,867
Beverages — 1.2%
Coca-Cola Co. (The)	40,982	1,940,498
Constellation Brands, Inc., Class A	13,872	2,230,895
PepsiCo, Inc.	16,421	1,814,192
		5,985,585
Biotechnology — 7.3%
AbbVie, Inc.	113,800	10,491,222
Amgen, Inc.	48,056	9,355,061
Biogen, Inc.(1)	23,252	6,996,992
Celgene Corp.(1)	35,044	2,245,970
Genomic Health, Inc.(1)	10,629	684,614
Incyte Corp.(1)	69,075	4,392,479
Vertex Pharmaceuticals, Inc.(1)	19,787	3,278,904
		37,445,242
Building Products†
Continental Building Products, Inc.(1)	8,206	208,843
Capital Markets — 1.3%
BGC Partners, Inc., Class A	11,855	61,290
Blucora, Inc.(1)	21,589	575,131
Interactive Brokers Group, Inc., Class A	45,953	2,511,332
LPL Financial Holdings, Inc.	9,565	584,230
TD Ameritrade Holding Corp.	55,310	2,707,978
		6,439,961
Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	2,450	150,577
Sherwin-Williams Co. (The)	608	239,224
		389,801
Commercial Services and Supplies — 1.9%
MSA Safety, Inc.	28,080	2,647,102
Republic Services, Inc.	61,372	4,424,307
Waste Management, Inc.	29,907	2,661,424
		9,732,833

6

	Shares	Value
Communications Equipment — 0.1%
Arista Networks, Inc.(1)	1,530	$322,371
Quantenna Communications, Inc.(1)	11,953	171,525
		493,896
Consumer Finance — 1.1%
Discover Financial Services	64,522	3,805,508
Synchrony Financial	67,955	1,594,224
		5,399,732
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	506	4,417
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	49,825	4,038,316
FLIR Systems, Inc.	60,788	2,646,709
National Instruments Corp.	77,981	3,538,778
Zebra Technologies Corp., Class A(1)	6,220	990,411
		11,214,214
Energy Equipment and Services — 0.9%
Halliburton Co.	164,357	4,368,609
Entertainment — 1.2%
Electronic Arts, Inc.(1)	62,006	4,892,893
Netflix, Inc.(1)	2,786	745,701
Walt Disney Co. (The)	5,858	642,330
		6,280,924
Equity Real Estate Investment Trusts (REITs) — 0.2%
GEO Group, Inc. (The)	39,660	781,302
Tanger Factory Outlet Centers, Inc.	18,395	371,947
		1,153,249
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	557	38,060
Health Care Equipment and Supplies — 2.0%
CONMED Corp.	9,133	586,339
DexCom, Inc.(1)	24,090	2,885,982
ICU Medical, Inc.(1)	17,558	4,031,843
Integer Holdings Corp.(1)	34,907	2,662,008
Surmodics, Inc.(1)	2,203	104,114
		10,270,286
Health Care Providers and Services — 3.1%
Ensign Group, Inc. (The)	27,929	1,083,366
UnitedHealth Group, Inc.	58,490	14,571,029
		15,654,395
Health Care Technology — 0.2%
athenahealth, Inc.(1)	2,205	290,906
Computer Programs & Systems, Inc.	5,498	138,000
HealthStream, Inc.	18,251	440,761
		869,667
Hotels, Restaurants and Leisure — 2.9%
Darden Restaurants, Inc.	40,532	4,047,526
Ruth's Hospitality Group, Inc.	27,413	623,097
Starbucks Corp.	120,680	7,771,792
Texas Roadhouse, Inc.	41,651	2,486,565
		14,928,980

7

	Shares	Value
Household Durables — 0.6%
PulteGroup, Inc.	123,842	$3,218,654
Insurance — 1.9%
Progressive Corp. (The)	96,493	5,821,423
Travelers Cos., Inc. (The)	31,176	3,733,326
		9,554,749
Interactive Media and Services — 8.6%
Alphabet, Inc., Class A(1)	25,617	26,768,740
Facebook, Inc., Class A(1)	131,508	17,239,384
		44,008,124
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	20,458	30,727,302
Booking Holdings, Inc.(1)	5	8,612
eBay, Inc.(1)	155,594	4,367,524
Stamps.com, Inc.(1)	687	106,925
		35,210,363
IT Services — 6.7%
Accenture plc, Class A	3,917	552,336
Akamai Technologies, Inc.(1)	45,535	2,781,278
Booz Allen Hamilton Holding Corp.	33,386	1,504,707
EVERTEC, Inc.	34,946	1,002,950
Fidelity National Information Services, Inc.	42,106	4,317,970
MasterCard, Inc., Class A	18,584	3,505,872
MAXIMUS, Inc.	12,255	797,678
NIC, Inc.	13,127	163,825
PayPal Holdings, Inc.(1)	5,501	462,579
VeriSign, Inc.(1)	30,717	4,555,024
Visa, Inc., Class A	110,883	14,629,903
		34,274,122
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc.	18,469	4,133,177
Machinery — 0.3%
Global Brass & Copper Holdings, Inc.	10,130	254,770
Hyster-Yale Materials Handling, Inc.	1,315	81,477
Lydall, Inc.(1)	2,290	46,510
Parker-Hannifin Corp.	5,928	884,102
		1,266,859
Media†
Entravision Communications Corp., Class A	29,489	85,813
Metals and Mining — 0.7%
Steel Dynamics, Inc.	120,764	3,627,751
Oil, Gas and Consumable Fuels — 2.0%
Continental Resources, Inc.(1)	74,010	2,974,462
CVR Energy, Inc.	107,670	3,712,461
EOG Resources, Inc.	42,451	3,702,152
		10,389,075
Personal Products — 0.4%
Medifast, Inc.	16,618	2,077,582
Pharmaceuticals — 4.2%
Allergan plc	25,221	3,371,039
Bristol-Myers Squibb Co.	106,337	5,527,397

8

	Shares	Value
Eli Lilly & Co.	53,850	$6,231,522
Zoetis, Inc.	71,395	6,107,128
		21,237,086
Professional Services — 2.5%
ASGN, Inc.(1)	1,588	86,546
BG Staffing, Inc.	29,688	613,057
CoStar Group, Inc.(1)	12,501	4,217,087
Insperity, Inc.	21,758	2,031,327
Kforce, Inc.	46,839	1,448,262
Robert Half International, Inc.	73,707	4,216,040
TrueBlue, Inc.(1)	6,234	138,707
		12,751,026
Real Estate Management and Development†
Newmark Group, Inc., Class A	5,499	44,102
Road and Rail — 0.5%
ArcBest Corp.	77,181	2,644,221
Semiconductors and Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(1)	19,071	352,051
Broadcom, Inc.	8,425	2,142,309
Intel Corp.	98,682	4,631,146
Micron Technology, Inc.(1)	91,102	2,890,666
NVIDIA Corp.	679	90,647
ON Semiconductor Corp.(1)	227,140	3,750,081
Qorvo, Inc.(1)	19,940	1,210,956
		15,067,856
Software — 13.2%
Adobe, Inc.(1)	41,353	9,355,703
Cadence Design Systems, Inc.(1)	93,779	4,077,511
Cornerstone OnDemand, Inc.(1)	15,510	782,169
Fortinet, Inc.(1)	9,620	677,537
Intuit, Inc.	28,652	5,640,146
LogMeIn, Inc.	10,286	839,029
Microsoft Corp.	295,229	29,986,410
salesforce.com, Inc.(1)	25,185	3,449,589
Teradata Corp.(1)	105,551	4,048,936
Ultimate Software Group, Inc. (The)(1)	17,947	4,394,682
VMware, Inc., Class A	31,827	4,364,436
		67,616,148
Specialty Retail — 5.1%
AutoZone, Inc.(1)	5,634	4,723,208
Burlington Stores, Inc.(1)	32,151	5,230,003
Home Depot, Inc. (The)	27,010	4,640,858
O'Reilly Automotive, Inc.(1)	16,455	5,665,950
Ross Stores, Inc.	67,026	5,576,563
		25,836,582
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	236,503	37,305,983
Immersion Corp.(1)	55,380	496,205
NetApp, Inc.	63,413	3,783,854
		41,586,042
9

	Shares	Value
Textiles, Apparel and Luxury Goods — 1.9%
Columbia Sportswear Co.	8,759	$736,544
Deckers Outdoor Corp.(1)	36,946	4,727,241
NIKE, Inc., Class B	12,832	951,364
Tapestry, Inc.	102,090	3,445,538
		9,860,687
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	42,227	1,443,319
Merchants Bancorp	7,239	144,490
Mr Cooper Group, Inc.(1)	2,262	26,398
		1,614,207
Tobacco — 1.4%
Altria Group, Inc.	141,495	6,988,438
Trading Companies and Distributors — 0.7%
W.W. Grainger, Inc.	13,139	3,709,928
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	10,182	647,677
TOTAL COMMON STOCKS (Cost $422,465,407)		510,949,335
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $1,951,151), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $1,913,402)		1,913,142
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $325,993), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $319,022)		319,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,232,142)		2,232,142
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $424,697,549)		513,181,477
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,702,928)
TOTAL NET ASSETS — 100.0%		$511,478,549

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $424,697,549)	$513,181,477
Receivable for capital shares sold	437,335
Dividends and interest receivable	280,459
513,899,271

Liabilities
Disbursements in excess of demand deposit cash	17,069
Payable for capital shares redeemed	1,926,281
Accrued management fees	439,066
Distribution and service fees payable	38,306
2,420,722

Net Assets	$511,478,549

Net Assets Consist of:
Capital (par value and paid-in surplus)	$420,183,709
Distributable earnings	91,294,840
$511,478,549

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$275,041,952	15,026,082	$18.30
I Class, $0.01 Par Value	$166,426,069	9,060,551	$18.37
Y Class, $0.01 Par Value	$399,353	21,730	$18.38
A Class, $0.01 Par Value	$29,389,023	1,622,355	$18.12*
C Class, $0.01 Par Value	$30,766,931	1,825,165	$16.86
R Class, $0.01 Par Value	$8,320,766	469,300	$17.73
R5 Class, $0.01 Par Value	$1,134,455	61,721	$18.38
*Maximum offering price $19.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$4,034,242
Interest	24,631
4,058,873

Expenses:
Management fees	3,033,714
Distribution and service fees:
A Class	45,186
C Class	193,926
R Class	24,858
Directors' fees and expenses	22,752
Other expenses	4,178
3,324,614

Net investment income (loss)	734,259

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	35,579,690
Change in net unrealized appreciation (depreciation) on investments	(97,220,298)

Net realized and unrealized gain (loss)	(61,640,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,906,349)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$734,259	$1,504,460
Net realized gain (loss)	35,579,690	102,467,670
Change in net unrealized appreciation (depreciation)	(97,220,298)	26,906,887
Net increase (decrease) in net assets resulting from operations	(60,906,349)	130,879,017

Distributions to Shareholders
From earnings:(1)
Investor Class	(44,670,071)	(33,683,311)
I Class	(28,543,082)	(21,343,836)
Y Class	(62,999)	(497)
A Class	(4,820,931)	(4,537,047)
C Class	(5,520,779)	(3,660,556)
R Class	(1,329,846)	(837,751)
R5 Class	(172,198)	(42,306)
Decrease in net assets from distributions	(85,119,906)	(64,105,304)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,479,547)	(169,631,530)

Net increase (decrease) in net assets	(172,505,802)	(102,857,817)

Net Assets
Beginning of period	683,984,351	786,842,168
End of period	$511,478,549	$683,984,351

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(472,347), $(777,511), $(23) and $(3,760) for Investor Class, I Class, Y Class and R5 Class, respectively. Distributions from net realized gains were $(33,210,964), $(20,566,325), $(474), $(4,537,047), $(3,660,556), $(837,751) and $(38,546) for Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%
I Class		0.0500% to 0.1100%	0.81%
Y Class		0.0000% to 0.0600%	0.76%
A Class		0.2500% to 0.3100%	1.01%
C Class		0.2500% to 0.3100%	1.01%
R Class		0.2500% to 0.3100%	1.01%
R5 Class		0.0500% to 0.1100%	0.81%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,110,118 and $3,076,532, respectively. The effect of interfund transactions on the Statement of Operations was $310,053 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $327,417,696 and $434,668,456, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	170,000,000		170,000,000
Sold	1,115,885	$25,646,605	2,472,572	$58,172,305
Issued in reinvestment of distributions	2,291,436	43,972,655	1,466,544	33,371,100
Redeemed	(3,468,878)	(80,993,570)	(8,504,895)	(200,151,785)
	(61,557)	(11,374,310)	(4,565,779)	(108,608,380)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	854,303	20,763,204	3,053,444	71,671,023
Issued in reinvestment of distributions	1,476,631	28,452,009	913,990	20,917,098
Redeemed	(2,855,496)	(65,010,933)	(5,144,961)	(120,641,069)
	(524,562)	(15,795,720)	(1,177,527)	(28,052,948)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	18,208	470,294	—	—
Issued in reinvestment of distributions	3,268	62,999	22	497
	21,476	533,293	22	497
A Class/Shares Authorized	50,000,000		50,000,000
Sold	143,063	3,215,110	376,774	8,788,129
Issued in reinvestment of distributions	227,180	4,314,141	167,654	3,782,262
Redeemed	(332,859)	(7,619,296)	(1,620,851)	(37,798,729)
	37,384	(90,045)	(1,076,423)	(25,228,338)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	36,052	734,229	93,700	2,087,597
Issued in reinvestment of distributions	300,837	5,318,801	164,651	3,523,536
Redeemed	(297,127)	(6,027,177)	(589,772)	(13,023,595)
	39,762	25,853	(331,421)	(7,412,462)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	52,458	1,213,556	71,330	1,648,416
Issued in reinvestment of distributions	71,536	1,329,846	37,720	837,751
Redeemed	(107,497)	(2,616,201)	(172,037)	(3,935,711)
	16,497	(72,799)	(62,987)	(1,449,544)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	8,745	201,823	48,935	1,165,506
Issued in reinvestment of distributions	8,933	172,198	1,840	42,306
Redeemed	(3,267)	(79,840)	(3,697)	(88,167)
	14,411	294,181	47,078	1,119,645
Net increase (decrease)	(456,589)	$(26,479,547)	(7,167,037)	$(169,631,530)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$510,949,335	—	—
Temporary Cash Investments	—	$2,232,142	—
	$510,949,335	$2,232,142	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$426,505,823
Gross tax appreciation of investments	$121,344,638
Gross tax depreciation of investments	(34,668,984)
Net tax appreciation (depreciation) of investments	$86,675,654

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$24.05	0.03	(2.40)	(2.37)	—	(3.38)	(3.38)	$18.30	(10.52)%	1.02%(4)	0.24%(4)	52%	$275,042
2018	$22.10	0.05	3.97	4.02	(0.03)	(2.04)	(2.07)	$24.05	18.80%	1.02%	0.21%	97%	$362,865
2017	$18.36	0.11	3.74	3.85	(0.11)	—	(0.11)	$22.10	20.88%	1.02%	0.51%	124%	$434,242
2016	$19.15	0.12	(0.53)	(0.41)	(0.12)	(0.26)	(0.38)	$18.36	(2.08)%	1.03%	0.64%	113%	$370,901
2015	$18.82	0.14	1.09	1.23	(0.11)	(0.79)	(0.90)	$19.15	6.59%	1.02%	0.75%	108%	$502,389
2014	$15.56	0.12	4.15	4.27	(0.11)	(0.90)	(1.01)	$18.82	28.05%	1.02%	0.70%	102%	$226,370
I Class
2018(3)	$24.13	0.05	(2.40)	(2.35)	(0.03)	(3.38)	(3.41)	$18.37	(10.41)%	0.82%(4)	0.44%(4)	52%	$166,426
2018	$22.16	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.13	19.01%	0.82%	0.41%	97%	$231,261
2017	$18.41	0.15	3.75	3.90	(0.15)	—	(0.15)	$22.16	21.18%	0.82%	0.71%	124%	$238,480
2016	$19.20	0.16	(0.53)	(0.37)	(0.16)	(0.26)	(0.42)	$18.41	(1.95)%	0.83%	0.84%	113%	$318,576
2015	$18.87	0.20	1.06	1.26	(0.14)	(0.79)	(0.93)	$19.20	6.84%	0.82%	0.95%	108%	$372,011
2014	$15.60	0.16	4.15	4.31	(0.14)	(0.90)	(1.04)	$18.87	28.30%	0.82%	0.90%	102%	$26,334
Y Class
2018(3)	$24.14	0.08	(2.43)	(2.35)	(0.03)	(3.38)	(3.41)	$18.38	(10.38)%	0.77%(4)	0.49%(4)	52%	$399
2018	$22.17	0.11	3.99	4.10	(0.09)	(2.04)	(2.13)	$24.14	19.06%	0.77%	0.46%	97%	$6
2017(5)	$21.62	0.04	0.63	0.67	(0.12)	—	(0.12)	$22.17	3.07%	0.77%(4)	0.74%(4)	124%(6)	$5

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$23.87	—(7)	(2.37)	(2.37)	—	(3.38)	(3.38)	$18.12	(10.64)%	1.27%(4)	(0.01)%(4)	52%	$29,389
2018	$21.97	(0.01)	3.95	3.94	—	(2.04)	(2.04)	$23.87	18.48%	1.27%	(0.04)%	97%	$37,832
2017	$18.28	0.05	3.72	3.77	(0.08)	—	(0.08)	$21.97	20.61%	1.27%	0.26%	124%	$58,469
2016	$19.09	0.07	(0.52)	(0.45)	(0.10)	(0.26)	(0.36)	$18.28	(2.35)%	1.28%	0.39%	113%	$133,042
2015	$18.77	0.09	1.08	1.17	(0.06)	(0.79)	(0.85)	$19.09	6.35%	1.27%	0.50%	108%	$173,300
2014	$15.52	0.08	4.13	4.21	(0.06)	(0.90)	(0.96)	$18.77	27.75%	1.27%	0.45%	102%	$95,509
C Class
2018(3)	$22.55	(0.09)	(2.22)	(2.31)	—	(3.38)	(3.38)	$16.86	(10.91)%	2.02%(4)	(0.76)%(4)	52%	$30,767
2018	$21.00	(0.17)	3.76	3.59	—	(2.04)	(2.04)	$22.55	17.57%	2.02%	(0.79)%	97%	$40,253
2017	$17.54	(0.09)	3.55	3.46	—	—	—	$21.00	19.73%	2.02%	(0.49)%	124%	$44,456
2016	$18.41	(0.06)	(0.51)	(0.57)	(0.04)	(0.26)	(0.30)	$17.54	(3.11)%	2.03%	(0.36)%	113%	$45,050
2015	$18.21	(0.05)	1.04	0.99	—	(0.79)	(0.79)	$18.41	5.56%	2.02%	(0.25)%	108%	$50,355
2014	$15.14	(0.05)	4.02	3.97	—	(0.90)	(0.90)	$18.21	26.80%	2.02%	(0.30)%	102%	$24,646
R Class
2018(3)	$23.47	(0.03)	(2.33)	(2.36)	—	(3.38)	(3.38)	$17.73	(10.73)%	1.52%(4)	(0.26)%(4)	52%	$8,321
2018	$21.68	(0.06)	3.89	3.83	—	(2.04)	(2.04)	$23.47	18.20%	1.52%	(0.29)%	97%	$10,626
2017	$18.06	—(7)	3.67	3.67	(0.05)	—	(0.05)	$21.68	20.33%	1.52%	0.01%	124%	$11,184
2016	$18.89	0.03	(0.52)	(0.49)	(0.08)	(0.26)	(0.34)	$18.06	(2.60)%	1.53%	0.14%	113%	$12,778
2015	$18.60	0.04	1.06	1.10	(0.02)	(0.79)	(0.81)	$18.89	6.06%	1.52%	0.25%	108%	$14,449
2014	$15.39	0.03	4.10	4.13	(0.02)	(0.90)	(0.92)	$18.60	27.41%	1.52%	0.20%	102%	$6,611

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$24.14	0.06	(2.41)	(2.35)	(0.03)	(3.38)	(3.41)	$18.38	(10.40)%	0.82%(4)	0.44%(4)	52%	$1,134
2018	$22.17	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.14	19.00%	0.82%	0.41%	97%	$1,142
2017(5)	$21.62	0.03	0.63	0.66	(0.11)	—	(0.11)	$22.17	3.06%	0.82%(4)	0.69%(4)	124%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

(7)	Amount is less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
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American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 1902

Semiannual Report

December 31, 2018

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
JPMorgan Chase & Co.	2.3%
Pfizer, Inc.	2.1%
Facebook, Inc., Class A	2.1%
Intel Corp.	2.0%
Visa, Inc., Class A	1.9%
Bank of America Corp.	1.9%

Top Five Industries	% of net assets
Software	8.0%
Banks	6.4%
Interactive Media and Services	5.9%
Pharmaceuticals	5.6%
Oil, Gas and Consumable Fuels	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$906.40	$3.22	0.67%
I Class	$1,000	$907.50	$2.26	0.47%
A Class	$1,000	$905.10	$4.42	0.92%
C Class	$1,000	$901.70	$8.00	1.67%
R Class	$1,000	$904.00	$5.61	1.17%
R5 Class	$1,000	$907.40	$2.26	0.47%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
I Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%
R5 Class	$1,000	$1,022.84	$2.40	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.2%
Boeing Co. (The)	133,954	$43,200,165
Raytheon Co.	163,539	25,078,706
Teledyne Technologies, Inc.(1)	13,621	2,820,500
Textron, Inc.	282,394	12,987,300
		84,086,671
Banks — 6.4%
Bank of America Corp.	1,991,600	49,073,024
Comerica, Inc.	166,885	11,463,331
Fifth Third Bancorp	287,859	6,773,322
JPMorgan Chase & Co.	622,255	60,744,533
SunTrust Banks, Inc.	437,286	22,056,706
Wells Fargo & Co.	332,844	15,337,451
		165,448,367
Beverages — 1.3%
Coca-Cola Co. (The)	544,208	25,768,249
Constellation Brands, Inc., Class A	46,798	7,526,054
		33,294,303
Biotechnology — 4.5%
AbbVie, Inc.	433,660	39,979,116
Alexion Pharmaceuticals, Inc.(1)	48,098	4,682,821
Amgen, Inc.	189,765	36,941,553
Biogen, Inc.(1)	87,661	26,378,948
Celgene Corp.(1)	154,580	9,907,032
		117,889,470
Capital Markets — 0.7%
Evercore, Inc., Class A	72,495	5,187,742
Houlihan Lokey, Inc.	47,366	1,743,069
LPL Financial Holdings, Inc.	165,813	10,127,858
TD Ameritrade Holding Corp.	27,436	1,343,267
		18,401,936
Chemicals — 0.5%
CF Industries Holdings, Inc.	321,377	13,983,113
Commercial Services and Supplies — 2.3%
MSA Safety, Inc.	85,087	8,021,151
Republic Services, Inc.	358,089	25,814,636
Waste Management, Inc.	303,017	26,965,483
		60,801,270
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,018,762	44,142,957
Consumer Finance — 2.6%
American Express Co.	286,497	27,308,894

6

	Shares	Value
Capital One Financial Corp.	140,238	$10,600,590
Discover Financial Services	356,564	21,030,145
Synchrony Financial	368,671	8,649,022
		67,588,651
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	6,877	4,405,269
H&R Block, Inc.	619,454	15,715,548
		20,120,817
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	135,018	27,567,975
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	187,767	5,358,870
Verizon Communications, Inc.	830,416	46,685,988
		52,044,858
Electric Utilities — 0.8%
OGE Energy Corp.	516,021	20,222,863
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	273,645	16,987,881
National Instruments Corp.	46,399	2,105,587
		19,093,468
Energy Equipment and Services — 0.7%
Halliburton Co.	697,966	18,551,936
Entertainment — 0.9%
Electronic Arts, Inc.(1)	294,290	23,222,424
Equity Real Estate Investment Trusts (REITs) — 2.1%
Brixmor Property Group, Inc.	1,101,833	16,185,927
GEO Group, Inc. (The)	286,048	5,635,146
Healthcare Trust of America, Inc., Class A	374,834	9,487,048
Highwoods Properties, Inc.	80,377	3,109,786
Host Hotels & Resorts, Inc.	590,134	9,837,534
PotlatchDeltic Corp.	72,548	2,295,419
PS Business Parks, Inc.	30,511	3,996,941
Weingarten Realty Investors	134,853	3,345,703
		53,893,504
Food and Staples Retailing — 0.8%
US Foods Holding Corp.(1)	656,120	20,759,637
Food Products — 0.9%
General Mills, Inc.	602,271	23,452,433
Health Care Equipment and Supplies — 3.8%
Danaher Corp.	167,616	17,284,562
DexCom, Inc.(1)	10,222	1,224,596
Hill-Rom Holdings, Inc.	133,160	11,791,318
ICU Medical, Inc.(1)	50,454	11,585,752
Integer Holdings Corp.(1)	66,984	5,108,200
Medtronic plc	412,266	37,499,715
STERIS plc	136,229	14,556,069

7

	Shares	Value
Varian Medical Systems, Inc.(1)	4,565	$517,260
		99,567,472
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	50,935	5,964,998
Cigna Corp.	2,955	561,282
UnitedHealth Group, Inc.	107,484	26,776,414
		33,302,694
Hotels, Restaurants and Leisure — 1.2%
Darden Restaurants, Inc.	212,941	21,264,288
Starbucks Corp.	169,002	10,883,729
		32,148,017
Household Durables — 0.5%
NVR, Inc.(1)	4,869	11,865,704
Household Products — 0.1%
Procter & Gamble Co. (The)	24,787	2,278,421
Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	833,754	12,056,083
NRG Energy, Inc.	576,515	22,829,994
		34,886,077
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	138,233	18,263,344
Insurance — 2.9%
Hartford Financial Services Group, Inc. (The)	532,928	23,688,650
Progressive Corp. (The)	443,240	26,740,669
Travelers Cos., Inc. (The)	204,862	24,532,224
		74,961,543
Interactive Media and Services — 5.9%
Alphabet, Inc., Class A(1)	95,919	100,231,518
Facebook, Inc., Class A(1)	410,004	53,747,425
		153,978,943
Internet and Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	63,350	95,149,800
eBay, Inc.(1)	783,803	22,001,350
		117,151,150
IT Services — 2.8%
Akamai Technologies, Inc.(1)	95,184	5,813,838
International Business Machines Corp.	117,743	13,383,847
MAXIMUS, Inc.	60,865	3,961,703
Visa, Inc., Class A	374,067	49,354,400
		72,513,788
Leisure Products†
Brunswick Corp.	15,972	741,899
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	207,208	13,978,251
Thermo Fisher Scientific, Inc.	139,501	31,218,929
		45,197,180

8

	Shares	Value
Machinery — 1.7%
Caterpillar, Inc.	247,447	$31,443,090
Parker-Hannifin Corp.	91,575	13,657,496
		45,100,586
Multiline Retail — 0.8%
Kohl's Corp.	291,658	19,348,592
Oil, Gas and Consumable Fuels — 5.0%
Chevron Corp.	222,362	24,190,762
ConocoPhillips	457,508	28,525,624
Continental Resources, Inc.(1)	237,530	9,546,331
CVR Energy, Inc.	13,973	481,789
EOG Resources, Inc.	91,871	8,012,070
Exxon Mobil Corp.	241,708	16,482,068
HollyFrontier Corp.	94,290	4,820,105
Marathon Petroleum Corp.	232,919	13,744,550
Phillips 66	261,246	22,506,343
		128,309,642
Paper and Forest Products — 0.3%
Domtar Corp.	189,270	6,649,055
Louisiana-Pacific Corp.	82,520	1,833,595
		8,482,650
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	244,184	9,120,272
Pharmaceuticals — 5.6%
Allergan plc	178,185	23,816,207
Bristol-Myers Squibb Co.	341,374	17,744,621
Jazz Pharmaceuticals plc(1)	49,997	6,197,628
Johnson & Johnson	178,922	23,089,884
Merck & Co., Inc.	15,566	1,189,398
Pfizer, Inc.	1,272,880	55,561,212
Zoetis, Inc.	202,006	17,279,593
		144,878,543
Professional Services — 1.4%
CoStar Group, Inc.(1)	43,184	14,567,691
Robert Half International, Inc.	381,090	21,798,348
		36,366,039
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	45,799	5,798,153
Road and Rail — 1.0%
Norfolk Southern Corp.	168,128	25,141,861
Semiconductors and Semiconductor Equipment — 3.7%
Broadcom, Inc.	74,691	18,992,427
Intel Corp.	1,100,151	51,630,086
QUALCOMM, Inc.	429,405	24,437,439
		95,059,952
Software — 8.0%
Adobe, Inc.(1)	158,495	35,857,909

9

	Shares	Value
Intuit, Inc.	79,244	$15,599,181
LogMeIn, Inc.	75,597	6,166,447
Microsoft Corp.	1,174,873	119,331,851
Ultimate Software Group, Inc. (The)(1)	44,646	10,932,466
VMware, Inc., Class A	141,805	19,445,720
		207,333,574
Specialty Retail — 2.9%
AutoZone, Inc.(1)	28,591	23,968,979
O'Reilly Automotive, Inc.(1)	67,720	23,318,028
Ross Stores, Inc.	325,266	27,062,131
		74,349,138
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	553,355	87,286,218
Seagate Technology plc	198,263	7,650,969
		94,937,187
Textiles, Apparel and Luxury Goods — 2.2%
Deckers Outdoor Corp.(1)	184,926	23,661,282
Michael Kors Holdings Ltd.(1)	385,637	14,623,355
Tapestry, Inc.	591,386	19,959,277
		58,243,914
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	188,373	6,438,589
Tobacco — 1.2%
Altria Group, Inc.	625,705	30,903,570
TOTAL COMMON STOCKS (Cost $2,201,335,749)		2,571,235,147
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $25,790,426), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $25,291,469)		25,288,027
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $4,307,389), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $4,221,293)		4,221,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,509,027)		29,509,027
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,230,844,776)		2,600,744,174
OTHER ASSETS AND LIABILITIES — (0.2)%		(6,028,489)
TOTAL NET ASSETS — 100.0%		$2,594,715,685

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,230,844,776)	$2,600,744,174
Cash	18,199
Receivable for capital shares sold	3,763,394
Dividends and interest receivable	2,121,758
2,606,647,525

Liabilities
Payable for capital shares redeemed	10,427,556
Accrued management fees	1,472,407
Distribution and service fees payable	31,831
Dividends payable	46
11,931,840

Net Assets	$2,594,715,685

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,214,726,016
Distributable earnings	379,989,669
$2,594,715,685

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,112,319,144	78,234,008	$27.00
I Class, $0.01 Par Value	$378,449,430	14,003,469	$27.03
A Class, $0.01 Par Value	$74,441,906	2,760,804	$26.96*
C Class, $0.01 Par Value	$7,329,651	274,767	$26.68
R Class, $0.01 Par Value	$20,416,797	756,638	$26.98
R5 Class, $0.01 Par Value	$1,758,757	65,070	$27.03
*Maximum offering price $28.60 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$28,535,397
Interest	190,128
28,725,525

Expenses:
Management fees	9,673,465
Distribution and service fees:
A Class	112,881
C Class	46,756
R Class	57,866
Directors' fees and expenses	107,505
Other expenses	127
9,998,600

Net investment income (loss)	18,726,925

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	104,673,746
Change in net unrealized appreciation (depreciation) on investments	(399,219,547)

Net realized and unrealized gain (loss)	(294,545,801)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(275,818,876)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$18,726,925	$41,879,329
Net realized gain (loss)	104,673,746	294,153,097
Change in net unrealized appreciation (depreciation)	(399,219,547)	128,926,557
Net increase (decrease) in net assets resulting from operations	(275,818,876)	464,958,983

Distributions to Shareholders
From earnings:(1)
Investor Class	(250,384,340)	(246,393,955)
I Class	(43,240,067)	(43,061,358)
A Class	(8,349,486)	(9,689,982)
C Class	(823,433)	(1,051,547)
R Class	(2,276,205)	(1,977,467)
R5 Class	(197,817)	(73,675)
Decrease in net assets from distributions	(305,271,348)	(302,247,984)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	98,100,762	(259,690,200)

Net increase (decrease) in net assets	(482,989,462)	(96,979,201)

Net Assets
Beginning of period	3,077,705,147	3,174,684,348
End of period	$2,594,715,685	$3,077,705,147

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(31,401,314), $(6,265,397), $(1,028,392), $(29,746), $(196,109) and $(10,135) for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively. Distributions from net realized gains were $(214,992,641), $(36,795,961), $(8,661,590), $(1,021,801), $(1,781,358) and $(63,540) for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 18% of the shares of the fund.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $24,331,868 and $6,324,420, respectively. The effect of interfund transactions on the Statement of Operations was $(959,037) in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $1,226,413,086 and $1,398,683,207, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	680,000,000		680,000,000
Sold	3,885,396	$126,907,373	5,332,130	$176,276,961
Issued in reinvestment of distributions	8,681,197	246,154,128	7,487,792	242,830,271
Redeemed	(10,997,896)	(343,490,710)	(16,133,813)	(536,282,918)
	1,568,697	29,570,791	(3,313,891)	(117,175,686)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	2,942,395	100,186,412	2,342,307	79,141,119
Issued in reinvestment of distributions	1,509,293	42,890,187	1,289,658	41,897,285
Redeemed	(2,213,752)	(73,900,049)	(6,678,723)	(221,437,781)
	2,237,936	69,176,550	(3,046,758)	(100,399,377)
A Class/Shares Authorized	45,000,000		45,000,000
Sold	253,172	8,164,173	421,446	14,067,450
Issued in reinvestment of distributions	263,265	7,447,788	270,453	8,749,209
Redeemed	(509,064)	(16,835,111)	(1,621,912)	(54,197,067)
	7,373	(1,223,150)	(930,013)	(31,380,408)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	14,841	486,074	23,907	790,510
Issued in reinvestment of distributions	28,200	785,731	31,653	1,011,259
Redeemed	(107,349)	(3,591,406)	(90,399)	(2,995,989)
	(64,308)	(2,319,601)	(34,839)	(1,194,220)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	77,516	2,567,188	242,105	8,043,308
Issued in reinvestment of distributions	80,559	2,276,205	61,122	1,977,467
Redeemed	(78,513)	(2,539,978)	(631,699)	(21,132,880)
	79,562	2,303,415	(328,472)	(11,112,105)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	25,778	887,966	44,805	1,518,831
Issued in reinvestment of distributions	6,967	197,817	2,265	73,675
Redeemed	(14,284)	(493,026)	(622)	(20,910)
	18,461	592,757	46,448	1,571,596
Net increase (decrease)	3,847,721	$98,100,762	(7,607,525)	$(259,690,200)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,571,235,147	—	—
Temporary Cash Investments	—	$29,509,027	—
	$2,571,235,147	$29,509,027	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,234,143,296
Gross tax appreciation of investments	$556,091,931
Gross tax depreciation of investments	(189,491,053)
Net tax appreciation (depreciation) of investments	$366,600,878

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$33.36	0.20	(3.18)	(2.98)	(0.17)	(3.21)	(3.38)	$27.00	(9.36)%	0.67%(4)	1.20%(4)	41%	$2,112,319
2018	$31.79	0.43	4.40	4.83	(0.40)	(2.86)	(3.26)	$33.36	15.62%	0.66%	1.30%	84%	$2,557,773
2017	$27.44	0.40	4.50	4.90	(0.40)	(0.15)	(0.55)	$31.79	17.99%	0.67%	1.34%	85%	$2,542,710
2016	$30.56	0.41	(1.29)	(0.88)	(0.40)	(1.84)	(2.24)	$27.44	(2.78)%	0.67%	1.45%	91%	$2,488,951
2015	$32.75	0.46	1.37	1.83	(0.43)	(3.59)	(4.02)	$30.56	5.93%	0.67%	1.45%	86%	$2,886,976
2014	$27.74	0.44	6.31	6.75	(0.43)	(1.31)	(1.74)	$32.75	24.92%	0.67%	1.45%	80%	$2,568,711
I Class
2018(3)	$33.39	0.24	(3.18)	(2.94)	(0.21)	(3.21)	(3.42)	$27.03	(9.25)%	0.47%(4)	1.40%(4)	41%	$378,449
2018	$31.82	0.50	4.40	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.87%	0.46%	1.50%	84%	$392,859
2017	$27.46	0.46	4.51	4.97	(0.46)	(0.15)	(0.61)	$31.82	18.21%	0.47%	1.54%	85%	$471,260
2016	$30.58	0.46	(1.29)	(0.83)	(0.45)	(1.84)	(2.29)	$27.46	(2.58)%	0.47%	1.65%	91%	$453,858
2015	$32.77	0.53	1.37	1.90	(0.50)	(3.59)	(4.09)	$30.58	6.13%	0.47%	1.65%	86%	$497,333
2014	$27.75	0.50	6.32	6.82	(0.49)	(1.31)	(1.80)	$32.77	25.19%	0.47%	1.65%	80%	$450,166
A Class
2018(3)	$33.32	0.16	(3.18)	(3.02)	(0.13)	(3.21)	(3.34)	$26.96	(9.49)%	0.92%(4)	0.95%(4)	41%	$74,442
2018	$31.76	0.35	4.39	4.74	(0.32)	(2.86)	(3.18)	$33.32	15.32%	0.91%	1.05%	84%	$91,750
2017	$27.41	0.32	4.50	4.82	(0.32)	(0.15)	(0.47)	$31.76	17.71%	0.92%	1.09%	85%	$116,980
2016	$30.53	0.33	(1.29)	(0.96)	(0.32)	(1.84)	(2.16)	$27.41	(3.03)%	0.92%	1.20%	91%	$144,365
2015	$32.72	0.38	1.37	1.75	(0.35)	(3.59)	(3.94)	$30.53	5.67%	0.92%	1.20%	86%	$195,262
2014	$27.72	0.37	6.29	6.66	(0.35)	(1.31)	(1.66)	$32.72	24.59%	0.92%	1.20%	80%	$298,677

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$33.00	0.03	(3.13)	(3.10)	(0.01)	(3.21)	(3.22)	$26.68	(9.83)%	1.67%(4)	0.20%(4)	41%	$7,330
2018	$31.50	0.10	4.34	4.44	(0.08)	(2.86)	(2.94)	$33.00	14.48%	1.66%	0.30%	84%	$11,191
2017	$27.19	0.10	4.46	4.56	(0.10)	(0.15)	(0.25)	$31.50	16.78%	1.67%	0.34%	85%	$11,777
2016	$30.29	0.12	(1.27)	(1.15)	(0.11)	(1.84)	(1.95)	$27.19	(3.73)%	1.67%	0.45%	91%	$12,542
2015	$32.50	0.15	1.35	1.50	(0.12)	(3.59)	(3.71)	$30.29	4.87%	1.67%	0.45%	86%	$16,342
2014	$27.54	0.14	6.25	6.39	(0.12)	(1.31)	(1.43)	$32.50	23.68%	1.67%	0.45%	80%	$13,447
R Class
2018(3)	$33.34	0.12	(3.18)	(3.06)	(0.09)	(3.21)	(3.30)	$26.98	(9.60)%	1.17%(4)	0.70%(4)	41%	$20,417
2018	$31.78	0.28	4.37	4.65	(0.23)	(2.86)	(3.09)	$33.34	15.06%	1.16%	0.80%	84%	$22,576
2017	$27.43	0.25	4.50	4.75	(0.25)	(0.15)	(0.40)	$31.78	17.37%	1.17%	0.84%	85%	$31,953
2016	$30.54	0.27	(1.29)	(1.02)	(0.25)	(1.84)	(2.09)	$27.43	(3.24)%	1.17%	0.95%	91%	$28,535
2015	$32.74	0.32	1.35	1.67	(0.28)	(3.59)	(3.87)	$30.54	5.38%	1.17%	0.95%	86%	$30,271
2014	$27.73	0.29	6.30	6.59	(0.27)	(1.31)	(1.58)	$32.74	24.31%	1.17%	0.95%	80%	$12,795
R5 Class
2018(3)	$33.39	0.24	(3.18)	(2.94)	(0.21)	(3.21)	(3.42)	$27.03	(9.26)%	0.47%(4)	1.40%(4)	41%	$1,759
2018	$31.82	0.43	4.47	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.83%	0.46%	1.50%	84%	$1,556
2017(5)	$31.12	0.11	0.69	0.80	(0.10)	—	(0.10)	$31.82	2.58%	0.47%(4)	1.60%(4)	85%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 1902

Semiannual Report

December 31, 2018

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.
You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Barrick Gold Corp.	11.5%
Newmont Mining Corp.	11.1%
Franco-Nevada Corp.*	8.1%
Randgold Resources Ltd. ADR	5.1%
Newcrest Mining Ltd.	4.8%
Kirkland Lake Gold Ltd.	4.6%
Wheaton Precious Metals Corp.	4.3%
Royal Gold, Inc.	3.8%
Agnico Eagle Mines Ltd.*	3.7%
Cia de Minas Buenaventura SAA ADR	2.9%
*Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	51.4%
Australia	15.8%
United States	14.9%
United Kingdom	6.2%
South Africa	5.6%
Peru	2.9%
China	1.2%
Russia	0.3%
Exchange-Traded Funds	1.3%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	83.4%
Domestic Common Stocks	14.9%
Exchange-Traded Funds	1.3%
Total Equity Exposure	99.6%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$944.10	$3.28	0.67%
I Class	$1,000	$944.60	$2.30	0.47%
A Class	$1,000	$942.90	$4.51	0.92%
C Class	$1,000	$939.00	$8.16	1.67%
R Class	$1,000	$942.30	$5.73	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
I Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 15.8%
Evolution Mining Ltd.	2,853,200	$7,450,154
Gold Road Resources Ltd.(1)	5,909,090	2,705,160
Newcrest Mining Ltd.	1,186,813	18,284,338
Northern Star Resources Ltd.	1,421,100	9,303,323
OZ Minerals Ltd.	45,000	278,899
Regis Resources Ltd.	2,229,000	7,611,500
Saracen Mineral Holdings Ltd.(1)	3,024,000	6,280,810
St. Barbara Ltd.	2,391,300	7,921,878
		59,836,062
Canada — 51.4%
Agnico Eagle Mines Ltd.	107,566	4,341,405
Agnico Eagle Mines Ltd. (New York)	240,700	9,724,280
Alamos Gold, Inc., Class A (New York)	588,600	2,118,960
B2Gold Corp. (New York)(1)	1,986,200	5,799,704
Barrick Gold Corp.	3,196,512	43,280,772
Centerra Gold, Inc.(1)	1,094,300	4,697,186
Continental Gold, Inc.(1)	270,400	445,649
Detour Gold Corp.(1)	418,101	3,531,134
Fortuna Silver Mines, Inc.(1)	1,038,100	3,778,684
Franco-Nevada Corp.	151,893	10,650,979
Franco-Nevada Corp. (New York)	282,500	19,823,025
GoGold Resources, Inc.(1)	5,526,925	1,012,109
Goldcorp, Inc.	491,376	4,812,260
Goldcorp, Inc. (New York)	618,800	6,064,240
Guyana Goldfields, Inc.(1)	892,621	1,046,142
IAMGOLD Corp. (New York)(1)	49,200	181,056
Kinross Gold Corp. (New York)(1)	2,059,057	6,671,345
Kirkland Lake Gold Ltd.	663,300	17,296,718
Lucara Diamond Corp.	357,700	387,779
OceanaGold Corp.	1,738,553	6,341,923
Orezone Gold Corp.(1)	5,400,000	2,254,615
Pan American Silver Corp. (NASDAQ)	503,500	7,351,100
Premier Gold Mines Ltd.(1)	339,100	399,906
Pretium Resources, Inc.(1)	488,800	4,130,360
Roxgold, Inc.(1)	2,860,300	1,697,072
Sandstorm Gold Ltd.(1)	345,000	1,597,129
Sandstorm Gold Ltd. (New York)(1)	384,400	1,772,084
Seabridge Gold, Inc.(1)	39,800	526,554
SEMAFO, Inc.(1)	516,100	1,115,218
Silvercorp Metals, Inc.	584,900	1,221,041
SSR Mining, Inc.(1)	199,700	2,414,373
Torex Gold Resources, Inc.(1)	40,000	380,604
Wheaton Precious Metals Corp.	835,800	16,323,174
Yamana Gold, Inc. (New York)	506,981	1,196,475
		194,385,055

6

	Shares	Value
China — 1.2%
Zijin Mining Group Co. Ltd., H Shares	11,896,000	$4,496,203
Peru — 2.9%
Cia de Minas Buenaventura SAA ADR	676,200	10,967,964
Russia — 0.3%
Alrosa PJSC	747,600	1,058,175
South Africa — 5.6%
Anglo American Platinum Ltd.	93,500	3,490,191
AngloGold Ashanti Ltd.	225,302	2,841,538
AngloGold Ashanti Ltd. ADR	583,776	7,326,389
Gold Fields Ltd.	1,056,010	3,655,878
Harmony Gold Mining Co. Ltd. ADR(1)	289,700	518,563
Impala Platinum Holdings Ltd.(1)	489,100	1,247,062
Sibanye Gold Ltd. ADR(1)	664,300	1,879,969
		20,959,590
United Kingdom — 6.2%
Centamin plc	2,181,900	3,041,536
Fresnillo plc	77,400	845,945
Hochschild Mining plc	194,300	385,191
Randgold Resources Ltd. ADR	223,500	19,127,130
		23,399,802
United States — 14.9%
Newmont Mining Corp.	1,212,014	41,996,285
Royal Gold, Inc.	169,121	14,485,214
		56,481,499
TOTAL COMMON STOCKS (Cost $285,812,760)		371,584,350
EXCHANGE-TRADED FUNDS — 1.3%
VanEck Vectors Gold Miners ETF	151,700	3,199,353
VanEck Vectors Junior Gold Miners ETF	51,400	1,553,308
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,622,228)		4,752,661
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $480,919), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $471,615)		471,551
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,635	79,635
TOTAL TEMPORARY CASH INVESTMENTS (Cost $551,186)		551,186
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $290,986,174)		376,888,197
OTHER ASSETS AND LIABILITIES — 0.3%		1,095,857
TOTAL NET ASSETS — 100.0%		$377,984,054

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $290,986,174)	$376,888,197
Receivable for investments sold	2,057,507
Receivable for capital shares sold	488,179
Dividends and interest receivable	208,902
379,642,785

Liabilities
Payable for investments purchased	961,764
Payable for capital shares redeemed	490,456
Accrued management fees	201,092
Distribution and service fees payable	5,419
1,658,731

Net Assets	$377,984,054

Net Assets Consist of:
Capital (par value and paid-in surplus)	$450,560,612
Distributable earnings	(72,576,558)
$377,984,054

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$342,012,270	42,237,191	$8.10
I Class, $0.01 Par Value	$21,417,217	2,615,794	$8.19
A Class, $0.01 Par Value	$7,120,789	898,664	$7.92*
C Class, $0.01 Par Value	$2,486,461	329,842	$7.54
R Class, $0.01 Par Value	$4,947,317	631,390	$7.84
*Maximum offering price $8.40 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $172,935)	$2,066,868
Interest	34,788
2,101,656

Expenses:
Management fees	1,127,775
Distribution and service fees:
A Class	8,159
C Class	11,472
R Class	12,295
Directors' fees and expenses	11,863
Other expenses	35
1,171,599

Net investment income (loss)	930,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,185,197)
Foreign currency translation transactions	79,329
(10,105,868)

Change in net unrealized appreciation (depreciation) on:
Investments	(9,071,133)
Translation of assets and liabilities in foreign currencies	(80,654)
(9,151,787)

Net realized and unrealized gain (loss)	(19,257,655)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,327,598)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$930,057	$1,768,735
Net realized gain (loss)	(10,105,868)	(3,372,961)
Change in net unrealized appreciation (depreciation)	(9,151,787)	16,478,278
Net increase (decrease) in net assets resulting from operations	(18,327,598)	14,874,052

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,072,981	(19,266,702)

Redemption Fees
Increase in net assets from redemption fees	—	10,437

Net increase (decrease) in net assets	1,745,383	(4,382,213)

Net Assets
Beginning of period	376,238,671	380,620,884
End of period	$377,984,054	$376,238,671

See Notes to Financial Statements.

10

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 1.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $94,238,067 and $67,176,957, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	360,000,000		360,000,000
Sold	5,640,866	$42,772,391	4,889,599	$42,188,999
Redeemed	(3,893,768)	(29,709,206)	(6,948,239)	(59,883,390)
	1,747,098	13,063,185	(2,058,640)	(17,694,391)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	2,407,438	17,504,223	783,804	6,828,597
Redeemed	(1,345,356)	(10,500,708)	(998,465)	(8,657,027)
	1,062,082	7,003,515	(214,661)	(1,828,430)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	235,399	1,772,563	468,886	3,956,561
Redeemed	(226,214)	(1,681,925)	(553,185)	(4,670,101)
	9,185	90,638	(84,299)	(713,540)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	55,621	386,215	76,000	609,071
Redeemed	(32,684)	(228,539)	(61,872)	(498,848)
	22,937	157,676	14,128	110,223
R Class/Shares Authorized	20,000,000		20,000,000
Sold	107,836	789,321	229,235	1,920,049
Redeemed	(140,334)	(1,031,354)	(126,663)	(1,060,613)
	(32,498)	(242,033)	102,572	859,436
Net increase (decrease)	2,808,804	$20,072,981	(2,240,900)	$(19,266,702)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$59,836,062	—
Canada	$131,156,186	63,228,869	—
China	—	4,496,203	—
Russia	—	1,058,175	—
South Africa	9,724,921	11,234,669	—
United Kingdom	19,127,130	4,272,672	—
Other Countries	67,449,463	—	—
Exchange-Traded Funds	4,752,661	—	—
Temporary Cash Investments	79,635	471,551	—
	$232,289,996	$144,598,201	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$305,603,157
Gross tax appreciation of investments	$92,377,743
Gross tax depreciation of investments	(21,092,703)
Net tax appreciation (depreciation) of investments	$71,285,040

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2018, the fund had accumulated short-term capital losses of $(32,394,062) and accumulated long-term capital losses of $(102,583,302), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2018, the fund had late-year ordinary loss deferrals of $(21,819), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$8.58	0.02	(0.50)	(0.48)	—	$8.10	(5.59)%	0.67%(4)	0.54%(4)	20%	$342,012
2018	$8.25	0.04	0.29	0.33	—	$8.58	4.00%	0.66%	0.47%	37%	$347,311
2017	$11.66	—(5)	(2.57)	(2.57)	(0.84)	$8.25	(21.33)%	0.67%	0.05%	27%	$351,207
2016	$7.21	—(5)	4.45	4.45	—	$11.66	61.72%	0.68%	0.06%	11%	$474,952
2015	$11.08	0.02	(3.64)	(3.62)	(0.25)	$7.21	(32.61)%	0.67%	0.21%	17%	$288,172
2014	$9.72	0.04	1.32	1.36	—	$11.08	13.99%	0.67%	0.40%	29%	$455,211
I Class
2018(3)	$8.67	0.03	(0.51)	(0.48)	—	$8.19	(5.54)%	0.47%(4)	0.74%(4)	20%	$21,417
2018	$8.32	0.06	0.29	0.35	—	$8.67	4.21%	0.46%	0.67%	37%	$13,464
2017	$11.75	0.02	(2.60)	(2.58)	(0.85)	$8.32	(21.17)%	0.47%	0.25%	27%	$14,717
2016	$7.25	0.02	4.48	4.50	—	$11.75	62.07%	0.48%	0.26%	11%	$15,579
2015	$11.14	0.04	(3.67)	(3.63)	(0.26)	$7.25	(32.48)%	0.47%	0.41%	17%	$9,639
2014	$9.75	0.06	1.33	1.39	—	$11.14	14.26%	0.47%	0.60%	29%	$14,375
A Class
2018(3)	$8.40	0.01	(0.49)	(0.48)	—	$7.92	(5.71)%	0.92%(4)	0.29%(4)	20%	$7,121
2018	$8.11	0.02	0.27	0.29	—	$8.40	3.58%	0.91%	0.22%	37%	$7,475
2017	$11.47	(0.02)	(2.52)	(2.54)	(0.82)	$8.11	(21.45)%	0.92%	(0.20)%	27%	$7,895
2016	$7.11	(0.01)	4.37	4.36	—	$11.47	61.32%	0.93%	(0.19)%	11%	$15,196
2015	$10.94	(0.01)	(3.59)	(3.60)	(0.23)	$7.11	(32.84)%	0.92%	(0.04)%	17%	$7,732
2014	$9.61	0.01	1.32	1.33	—	$10.94	13.84%	0.92%	0.15%	29%	$18,387

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$8.03	(0.02)	(0.47)	(0.49)	—	$7.54	(6.10)%	1.67%(4)	(0.46)%(4)	20%	$2,486
2018	$7.80	(0.04)	0.27	0.23	—	$8.03	2.95%	1.66%	(0.53)%	37%	$2,463
2017	$11.07	(0.09)	(2.43)	(2.52)	(0.75)	$7.80	(22.04)%	1.67%	(0.95)%	27%	$2,284
2016	$6.91	(0.06)	4.22	4.16	—	$11.07	60.20%	1.68%	(0.94)%	11%	$2,589
2015	$10.64	(0.07)	(3.48)	(3.55)	(0.18)	$6.91	(33.36)%	1.67%	(0.79)%	17%	$2,024
2014	$9.42	(0.06)	1.28	1.22	—	$10.64	12.95%	1.67%	(0.60)%	29%	$3,465
R Class
2018(3)	$8.32	—(5)	(0.48)	(0.48)	—	$7.84	(5.77)%	1.17%(4)	0.04%(4)	20%	$4,947
2018	$8.05	—(5)	0.27	0.27	—	$8.32	3.35%	1.16%	(0.03)%	37%	$5,524
2017	$11.39	(0.04)	(2.50)	(2.54)	(0.80)	$8.05	(21.63)%	1.17%	(0.45)%	27%	$4,517
2016	$7.08	(0.03)	4.34	4.31	—	$11.39	60.88%	1.18%	(0.44)%	11%	$5,176
2015	$10.89	(0.02)	(3.58)	(3.60)	(0.21)	$7.08	(32.98)%	1.17%	(0.29)%	17%	$2,534
2014	$9.59	(0.01)	1.31	1.30	—	$10.89	13.56%	1.17%	(0.10)%	29%	$3,494

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 1902

Semiannual Report

December 31, 2018

Income & Growth Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Microsoft Corp.	4.4%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.3%
JPMorgan Chase & Co.	2.4%
Amazon.com, Inc.	2.2%
Pfizer, Inc.	2.1%
Intel Corp.	2.0%
Verizon Communications, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Chevron Corp.	1.8%

Top Five Industries	% of net assets
Pharmaceuticals	7.0%
Software	6.8%
Oil, Gas and Consumable Fuels	6.7%
Banks	6.6%
Technology Hardware, Storage and Peripherals	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$916.80	$3.24	0.67%
I Class	$1,000	$917.60	$2.27	0.47%
A Class	$1,000	$915.50	$4.44	0.92%
C Class	$1,000	$912.10	$8.05	1.67%
R Class	$1,000	$914.70	$5.65	1.17%
R5 Class	$1,000	$917.90	$2.27	0.47%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
I Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%
R5 Class	$1,000	$1,022.84	$2.40	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.3%
Boeing Co. (The)	101,297	$32,668,283
Lockheed Martin Corp.	56,422	14,773,536
Raytheon Co.	116,661	17,889,964
		65,331,783
Automobiles — 0.3%
Harley-Davidson, Inc.	166,648	5,686,030
Banks — 6.6%
Bank of America Corp.	1,253,262	30,880,376
BB&T Corp.	331,295	14,351,699
Comerica, Inc.	94,792	6,511,262
JPMorgan Chase & Co.	477,395	46,603,300
SunTrust Banks, Inc.	251,705	12,696,000
Wells Fargo & Co.	420,959	19,397,791
		130,440,428
Beverages — 0.9%
Coca-Cola Co. (The)	306,149	14,496,155
Constellation Brands, Inc., Class A	16,164	2,599,495
		17,095,650
Biotechnology — 4.8%
AbbVie, Inc.	342,502	31,575,259
Amgen, Inc.	165,317	32,182,261
Biogen, Inc.(1)	70,713	21,278,956
Gilead Sciences, Inc.	155,793	9,744,852
		94,781,328
Capital Markets — 0.2%
TD Ameritrade Holding Corp.	84,457	4,135,015
Chemicals — 0.8%
LyondellBasell Industries NV, Class A	193,116	16,059,527
Commercial Services and Supplies — 1.9%
Republic Services, Inc.	254,545	18,350,149
Waste Management, Inc.	224,722	19,998,011
		38,348,160
Communications Equipment — 1.9%
Cisco Systems, Inc.	847,906	36,739,767
Consumer Finance — 1.2%
Discover Financial Services	281,359	16,594,554
Synchrony Financial	265,771	6,234,987
		22,829,541
Containers and Packaging — 1.6%
Packaging Corp. of America	175,649	14,659,665
WestRock Co.	426,814	16,116,497
		30,776,162
Diversified Consumer Services — 0.9%
H&R Block, Inc.	718,113	18,218,527

6

	Shares	Value
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	85,040	$17,363,467
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	484,476	13,826,945
Verizon Communications, Inc.	667,518	37,527,862
		51,354,807
Electric Utilities — 0.9%
Evergy, Inc.	7,081	401,988
OGE Energy Corp.	463,495	18,164,369
		18,566,357
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	64,494	9,705,057
Electronic Equipment, Instruments and Components — 0.9%
National Instruments Corp.	391,263	17,755,515
Energy Equipment and Services — 1.4%
Halliburton Co.	582,506	15,483,009
Schlumberger Ltd.	352,159	12,705,897
		28,188,906
Equity Real Estate Investment Trusts (REITs) — 5.2%
Apple Hospitality REIT, Inc.	227,368	3,242,268
Brixmor Property Group, Inc.	1,035,389	15,209,864
EPR Properties	46,515	2,978,355
Healthcare Trust of America, Inc., Class A	560,955	14,197,771
Hospitality Properties Trust	55,546	1,326,438
Industrial Logistics Properties Trust	310,010	6,097,904
Kimco Realty Corp.	464,338	6,802,552
Omega Healthcare Investors, Inc.	414,884	14,583,173
Select Income REIT	616,925	4,540,568
Senior Housing Properties Trust	1,006,921	11,801,114
Spirit Realty Capital, Inc.	123,981	4,370,330
Tanger Factory Outlet Centers, Inc.	456,957	9,239,671
Weingarten Realty Investors	339,918	8,433,366
		102,823,374
Food Products — 0.9%
General Mills, Inc.	449,486	17,502,985
Health Care Equipment and Supplies — 1.6%
ICU Medical, Inc.(1)	20,663	4,744,845
Medtronic plc	306,826	27,908,893
		32,653,738
Health Care Providers and Services — 0.8%
UnitedHealth Group, Inc.	64,397	16,042,581
Hotels, Restaurants and Leisure — 1.6%
Darden Restaurants, Inc.	163,959	16,372,946
Las Vegas Sands Corp.	292,677	15,233,838
		31,606,784
Household Products — 0.1%
Procter & Gamble Co. (The)	17,586	1,616,505
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	176,978	23,382,333
Insurance — 3.9%
Hartford Financial Services Group, Inc. (The)	407,116	18,096,306

7

	Shares	Value
MetLife, Inc.	277,838	$11,408,028
Old Republic International Corp.	357,291	7,349,476
Progressive Corp. (The)	337,551	20,364,452
RenaissanceRe Holdings Ltd.	9,926	1,327,106
Travelers Cos., Inc. (The)	153,389	18,368,333
		76,913,701
Interactive Media and Services — 4.3%
Alphabet, Inc., Class A(1)	62,872	65,698,725
Facebook, Inc., Class A(1)	141,216	18,512,006
		84,210,731
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	29,300	44,007,721
IT Services — 2.3%
Automatic Data Processing, Inc.	3,042	398,867
International Business Machines Corp.	215,135	24,454,395
Leidos Holdings, Inc.	38,764	2,043,638
MAXIMUS, Inc.	86,973	5,661,073
Visa, Inc., Class A	91,312	12,047,705
		44,605,678
Machinery — 2.8%
Caterpillar, Inc.	187,821	23,866,415
Parker-Hannifin Corp.	112,901	16,838,055
Snap-on, Inc.	104,201	15,139,363
		55,843,833
Media — 0.5%
Comcast Corp., Class A	302,690	10,306,594
Metals and Mining†
Nucor Corp.	6,729	348,629
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Two Harbors Investment Corp.	1,114,531	14,310,578
Multi-Utilities — 0.5%
Dominion Energy, Inc.	145,192	10,375,420
Multiline Retail — 1.0%
Kohl's Corp.	291,533	19,340,299
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	329,164	35,809,752
ConocoPhillips	338,217	21,087,830
Exxon Mobil Corp.	188,748	12,870,726
HollyFrontier Corp.	208,481	10,657,549
Marathon Petroleum Corp.	281,360	16,603,054
Occidental Petroleum Corp.	300,267	18,430,388
Phillips 66	197,109	16,980,940
		132,440,239
Paper and Forest Products — 0.3%
Domtar Corp.	179,801	6,316,409
Pharmaceuticals — 7.0%
Allergan plc	133,060	17,784,799
Bristol-Myers Squibb Co.	477,667	24,829,131
Eli Lilly & Co.	181,108	20,957,818
Johnson & Johnson	127,479	16,451,165
Merck & Co., Inc.	221,129	16,896,467

8

	Shares	Value
Pfizer, Inc.	960,129	$41,909,631
		138,829,011
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	450,719	14,756,540
Broadcom, Inc.	65,486	16,651,780
Intel Corp.	831,099	39,003,476
KLA-Tencor Corp.	102,537	9,176,036
Lam Research Corp.	24,506	3,336,982
QUALCOMM, Inc.	397,541	22,624,059
Texas Instruments, Inc.	10,216	965,412
		106,514,285
Software — 6.8%
Intuit, Inc.	51,157	10,070,256
LogMeIn, Inc.	143,134	11,675,440
Microsoft Corp.	861,684	87,521,244
Oracle Corp. (New York)	573,716	25,903,277
		135,170,217
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	482,191	9,320,752
Best Buy Co., Inc.	193,267	10,235,420
Ross Stores, Inc.	147,994	12,313,101
		31,869,273
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	447,816	70,638,496
Hewlett Packard Enterprise Co.	613,840	8,108,826
HP, Inc.	836,545	17,115,711
Seagate Technology plc	321,205	12,395,301
		108,258,334
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	139,727	10,359,360
Ralph Lauren Corp.	145,340	15,036,876
Tapestry, Inc.	455,210	15,363,338
		40,759,574
Tobacco — 1.6%
Altria Group, Inc.	475,327	23,476,401
Philip Morris International, Inc.	115,244	7,693,689
		31,170,090
Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	63,204	17,846,281
TOTAL COMMON STOCKS (Cost $1,715,466,552)		1,958,441,224
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $14,499,904), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $14,219,380)		14,217,445
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,420,902), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $2,373,165)		2,373,000

9

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,359	$10,359
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,600,804)		16,600,804
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,732,067,356)		1,975,042,028
OTHER ASSETS AND LIABILITIES — 0.1%		2,124,818
TOTAL NET ASSETS — 100.0%		$1,977,166,846

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,732,067,356)	$1,975,042,028
Receivable for capital shares sold	2,721,544
Dividends and interest receivable	9,391,153
1,987,154,725

Liabilities
Payable for investments purchased	5,939,799
Payable for capital shares redeemed	2,894,224
Accrued management fees	1,106,489
Distribution and service fees payable	47,367
9,987,879

Net Assets	$1,977,166,846

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,713,003,779
Distributable earnings	264,163,067
$1,977,166,846

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,554,939,807	47,673,707	$32.62
I Class, $0.01 Par Value	$242,126,278	7,412,753	$32.66
A Class, $0.01 Par Value	$137,073,524	4,209,268	$32.56*
C Class, $0.01 Par Value	$8,321,791	256,037	$32.50
R Class, $0.01 Par Value	$22,976,540	704,670	$32.61
R5 Class, $0.01 Par Value	$11,728,906	358,997	$32.67
*Maximum offering price $34.55 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,904)	$32,239,342
Interest	171,302
32,410,644

Expenses:
Management fees	7,088,036
Distribution and service fees:
A Class	194,657
C Class	42,808
R Class	64,042
Directors' fees and expenses	77,900
Other expenses	82
7,467,525

Net investment income (loss)	24,943,119

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	61,422,895
Change in net unrealized appreciation (depreciation) on investments	(265,051,707)

Net realized and unrealized gain (loss)	(203,628,812)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(178,685,693)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$24,943,119	$51,051,644
Net realized gain (loss)	61,422,895	180,526,468
Change in net unrealized appreciation (depreciation)	(265,051,707)	58,020,952
Net increase (decrease) in net assets resulting from operations	(178,685,693)	289,599,064

Distributions to Shareholders
From earnings:(1)
Investor Class	(169,014,450)	(154,991,490)
I Class	(26,269,948)	(23,117,923)
A Class	(14,777,432)	(13,914,990)
C Class	(822,853)	(586,715)
R Class	(2,425,312)	(2,339,012)
R5 Class	(1,348,127)	(109,527)
Decrease in net assets from distributions	(214,658,122)	(195,059,657)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	150,756,497	60,088,088

Net increase (decrease) in net assets	(242,587,318)	154,627,495

Net Assets
Beginning of period	2,219,754,164	2,065,126,669
End of period	$1,977,166,846	$2,219,754,164

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(39,274,876), $(5,820,706), $(3,170,464), $(93,791), $(480,039) and $(39,086) for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively. Distributions from net realized gains were $(115,716,614), $(17,297,217), $(10,744,526), $(492,924), $(1,858,973) and $(70,441) for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1

15

shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,898,342 and $6,685,937, respectively. The effect of interfund transactions on the Statement of Operations was $705,234 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $781,056,324 and $799,871,687, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	370,000,000		370,000,000
Sold	2,068,134	$79,999,403	3,270,833	$128,998,737
Issued in reinvestment of distributions	4,682,994	161,740,356	3,770,568	148,574,725
Redeemed	(3,303,846)	(128,516,285)	(7,433,451)	(293,866,762)
	3,447,282	113,223,474	(392,050)	(16,293,300)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	1,011,326	38,912,120	2,780,758	110,115,067
Issued in reinvestment of distributions	736,436	25,497,768	582,477	22,993,886
Redeemed	(1,261,059)	(49,824,653)	(1,223,728)	(48,844,162)
	486,703	14,585,235	2,139,507	84,264,791
A Class/Shares Authorized	50,000,000		50,000,000
Sold	404,075	15,723,918	522,616	20,782,157
Issued in reinvestment of distributions	392,967	13,534,381	321,189	12,629,052
Redeemed	(512,695)	(20,132,485)	(1,063,137)	(42,165,557)
	284,347	9,125,814	(219,332)	(8,754,348)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	81,313	3,030,807	64,499	2,548,008
Issued in reinvestment of distributions	21,495	735,767	12,980	508,562
Redeemed	(63,504)	(2,403,030)	(55,721)	(2,197,171)
	39,304	1,363,544	21,758	859,399
R Class/Shares Authorized	20,000,000		20,000,000
Sold	142,085	5,394,039	178,677	7,068,133
Issued in reinvestment of distributions	29,095	1,000,557	19,416	763,688
Redeemed	(105,440)	(4,143,350)	(299,498)	(11,926,030)
	65,740	2,251,246	(101,405)	(4,094,209)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	288,563	11,612,870	107,538	4,314,570
Issued in reinvestment of distributions	39,167	1,348,127	2,762	109,527
Redeemed	(75,658)	(2,753,813)	(7,995)	(318,342)
	252,072	10,207,184	102,305	4,105,755
Net increase (decrease)	4,575,448	$150,756,497	1,550,783	$60,088,088

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,958,441,224	—	—
Temporary Cash Investments	10,359	$16,590,445	—
	$1,958,451,583	$16,590,445	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,735,541,471
Gross tax appreciation of investments	$410,845,540
Gross tax depreciation of investments	(171,344,983)
Net tax appreciation (depreciation) of investments	$239,500,557

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$39.61	0.45	(3.57)	(3.12)	(0.40)	(3.47)	(3.87)	$32.62	(8.32)%	0.67%(4)	2.23%(4)	36%	$1,554,940
2018	$37.90	0.93	4.40	5.33	(0.88)	(2.74)	(3.62)	$39.61	14.32%	0.66%	2.33%	77%	$1,751,738
2017	$33.91	0.79	4.55	5.34	(0.76)	(0.59)	(1.35)	$37.90	15.95%	0.67%	2.16%	81%	$1,691,048
2016	$36.78	0.82	(0.61)	0.21	(0.84)	(2.24)	(3.08)	$33.91	1.00%	0.68%	2.40%	79%	$1,551,664
2015	$38.52	0.81	0.29	1.10	(0.79)	(2.05)	(2.84)	$36.78	2.87%	0.67%	2.11%	79%	$1,655,693
2014	$31.58	0.77	6.95	7.72	(0.78)	—	(0.78)	$38.52	24.66%	0.67%	2.17%	76%	$1,708,291
I Class
2018(3)	$39.66	0.49	(3.58)	(3.09)	(0.44)	(3.47)	(3.91)	$32.66	(8.24)%	0.47%(4)	2.43%(4)	36%	$242,126
2018	$37.94	0.99	4.43	5.42	(0.96)	(2.74)	(3.70)	$39.66	14.55%	0.46%	2.53%	77%	$274,687
2017	$33.95	0.86	4.55	5.41	(0.83)	(0.59)	(1.42)	$37.94	16.16%	0.47%	2.36%	81%	$181,620
2016	$36.82	0.88	(0.60)	0.28	(0.91)	(2.24)	(3.15)	$33.95	1.21%	0.48%	2.60%	79%	$127,626
2015	$38.55	0.88	0.30	1.18	(0.86)	(2.05)	(2.91)	$36.82	3.10%	0.47%	2.31%	79%	$125,872
2014	$31.61	0.84	6.95	7.79	(0.85)	—	(0.85)	$38.55	24.89%	0.47%	2.37%	76%	$89,218
A Class
2018(3)	$39.55	0.40	(3.57)	(3.17)	(0.35)	(3.47)	(3.82)	$32.56	(8.45)%	0.92%(4)	1.98%(4)	36%	$137,074
2018	$37.85	0.83	4.39	5.22	(0.78)	(2.74)	(3.52)	$39.55	14.03%	0.91%	2.08%	77%	$155,233
2017	$33.87	0.69	4.55	5.24	(0.67)	(0.59)	(1.26)	$37.85	15.65%	0.92%	1.91%	81%	$156,863
2016	$36.74	0.73	(0.61)	0.12	(0.75)	(2.24)	(2.99)	$33.87	0.75%	0.93%	2.15%	79%	$205,390
2015	$38.48	0.71	0.29	1.00	(0.69)	(2.05)	(2.74)	$36.74	2.62%	0.92%	1.86%	79%	$239,515
2014	$31.55	0.68	6.94	7.62	(0.69)	—	(0.69)	$38.48	24.34%	0.92%	1.92%	76%	$232,471

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$39.48	0.25	(3.55)	(3.30)	(0.21)	(3.47)	(3.68)	$32.50	(8.79)%	1.67%(4)	1.23%(4)	36%	$8,322
2018	$37.79	0.53	4.39	4.92	(0.49)	(2.74)	(3.23)	$39.48	13.18%	1.66%	1.33%	77%	$8,557
2017	$33.82	0.42	4.53	4.95	(0.39)	(0.59)	(0.98)	$37.79	14.77%	1.67%	1.16%	81%	$7,368
2016	$36.68	0.47	(0.60)	(0.13)	(0.49)	(2.24)	(2.73)	$33.82	0.01%	1.68%	1.40%	79%	$6,734
2015	$38.42	0.42	0.29	0.71	(0.40)	(2.05)	(2.45)	$36.68	1.86%	1.67%	1.11%	79%	$8,195
2014	$31.50	0.41	6.93	7.34	(0.42)	—	(0.42)	$38.42	23.42%	1.67%	1.17%	76%	$5,445
R Class
2018(3)	$39.59	0.35	(3.56)	(3.21)	(0.30)	(3.47)	(3.77)	$32.61	(8.53)%	1.17%(4)	1.73%(4)	36%	$22,977
2018	$37.89	0.73	4.40	5.13	(0.69)	(2.74)	(3.43)	$39.59	13.73%	1.16%	1.83%	77%	$25,298
2017	$33.91	0.60	4.55	5.15	(0.58)	(0.59)	(1.17)	$37.89	15.34%	1.17%	1.66%	81%	$28,052
2016	$36.77	0.65	(0.60)	0.05	(0.67)	(2.24)	(2.91)	$33.91	0.52%	1.18%	1.90%	79%	$23,290
2015	$38.51	0.60	0.31	0.91	(0.60)	(2.05)	(2.65)	$36.77	2.36%	1.17%	1.61%	79%	$15,663
2014	$31.57	0.59	6.95	7.54	(0.60)	—	(0.60)	$38.51	24.05%	1.17%	1.67%	76%	$3,577
R5 Class
2018(3)	$39.66	0.52	(3.60)	(3.08)	(0.44)	(3.47)	(3.91)	$32.67	(8.21)%	0.47%(4)	2.43%(4)	36%	$11,729
2018	$37.95	0.91	4.50	5.41	(0.96)	(2.74)	(3.70)	$39.66	14.52%	0.46%	2.53%	77%	$4,241
2017(5)	$37.51	0.20	0.43	0.63	(0.19)	—	(0.19)	$37.95	1.68%	0.47%(4)	2.37%(4)	81%(6)	$175

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 1902

Semiannual Report

December 31, 2018

International Core Equity Fund
Investor Class (ACIMX)
I Class (ACIUX)
A Class (ACIQX)
C Class (ACIKX)
R Class (ACIRX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
iShares MSCI EAFE ETF	2.1%
Roche Holding AG	2.1%
Royal Dutch Shell plc, B Shares	1.8%
Novartis AG	1.6%
Nestle SA	1.6%
GlaxoSmithKline plc	1.6%
BHP Group plc	1.5%
Allianz SE	1.5%
Eni SpA	1.3%
Rio Tinto plc	1.3%

Investments by Country	% of net assets
Japan	23.9%
United Kingdom	15.2%
France	8.7%
Switzerland	7.2%
Netherlands	5.9%
Germany	5.7%
Australia	5.6%
Hong Kong	3.8%
Sweden	3.1%
Singapore	2.8%
Norway	2.6%
Italy	2.2%
Other Countries	9.8%
Exchange-Traded Funds*	3.0%
Cash and Equivalents**	0.5%
* Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
** Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	96.5%
Exchange-Traded Funds	3.0%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$864.60	$5.40	1.15%
I Class	$1,000	$865.50	$4.47	0.95%
A Class	$1,000	$863.60	$6.58	1.40%
C Class	$1,000	$860.50	$10.08	2.15%
R Class	$1,000	$862.10	$7.74	1.65%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
I Class	$1,000	$1,020.42	$4.84	0.95%
A Class	$1,000	$1,018.15	$7.12	1.40%
C Class	$1,000	$1,014.37	$10.92	2.15%
R Class	$1,000	$1,016.89	$8.39	1.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.5%
Australia — 5.6%
Aristocrat Leisure Ltd.	1,549	$23,828
Australia & New Zealand Banking Group Ltd.	15,241	262,578
CIMIC Group Ltd.	7,238	221,308
Commonwealth Bank of Australia	858	43,748
JB Hi-Fi Ltd.	5,898	91,975
Regis Resources Ltd.	27,298	92,868
Santos Ltd.	49,137	189,661
Super Retail Group Ltd.	34,389	170,280
Telstra Corp. Ltd.	12,192	24,474
Wesfarmers Ltd.	7,981	181,122
Whitehaven Coal Ltd.	24,677	75,087
		1,376,929
China — 1.5%
China Petroleum & Chemical Corp., H Shares	176,000	125,642
CITIC Ltd.	116,000	181,914
Country Garden Holdings Co. Ltd.	46,000	55,984
		363,540
Denmark — 0.5%
DSV A/S	653	43,059
H Lundbeck A/S	1,732	75,951
Novo Nordisk A/S, B Shares	255	11,722
		130,732
France — 8.7%
Beneteau SA	5,924	77,920
BNP Paribas SA	6,058	273,994
CNP Assurances	10,564	224,160
Dassault Aviation SA	135	187,158
Eiffage SA	495	41,379
Faurecia SA	1,247	47,249
Kaufman & Broad SA	3,517	134,589
Kering SA	383	180,619
L'Oreal SA	658	151,685
Metropole Television SA	3,906	62,833
Peugeot SA	9,524	203,456
Sanofi	2,365	205,016
TOTAL SA	4,562	241,379
Ubisoft Entertainment SA(1)	1,600	129,204
		2,160,641
Germany — 5.7%
adidas AG	781	163,206
Allianz SE	1,791	359,393

6

	Shares	Value
Covestro AG	2,446	$121,009
Deutsche Telekom AG	17,875	303,636
HOCHTIEF AG	367	49,465
HUGO BOSS AG	1,459	89,983
MTU Aero Engines AG	419	76,104
RTL Group SA	1,485	79,484
RWE AG	1,782	38,740
Siemens AG	500	55,765
Siltronic AG	796	65,836
		1,402,621
Hong Kong — 3.8%
Champion REIT	143,000	97,884
CLP Holdings Ltd.	10,500	118,671
Health & Happiness H&H International Holdings Ltd.(1)	20,500	117,023
Hongkong Land Holdings Ltd.	14,700	92,610
Link REIT	13,000	131,652
Sands China Ltd.	24,400	106,880
Swire Properties Ltd.	66,200	232,488
Wharf Holdings Ltd. (The)	16,000	41,683
		938,891
Israel — 1.9%
Bank Leumi Le-Israel BM	32,680	197,520
Mizrahi Tefahot Bank Ltd.	1,271	21,462
Nice Ltd.(1)	991	106,595
Teva Pharmaceutical Industries Ltd. ADR	6,200	95,604
Wix.com Ltd.(1)	600	54,204
		475,385
Italy — 2.2%
Eni SpA	20,255	318,979
EXOR NV	1,404	75,868
Fiat Chrysler Automobiles NV(1)	9,671	140,604
		535,451
Japan — 23.9%
Asahi Kasei Corp.	7,900	80,605
Astellas Pharma, Inc.	16,100	204,891
Brother Industries Ltd.	7,400	108,619
Canon, Inc.	6,400	176,348
Capcom Co., Ltd.	6,100	121,598
Dai-ichi Life Holdings, Inc.	4,900	75,927
Daiichi Sankyo Co. Ltd.	800	25,718
Daiichikosho Co., Ltd.	1,600	75,621
Daiwa Securities Group, Inc.	6,000	30,593
DMG Mori Co. Ltd.	10,700	119,423
Eisai Co. Ltd.	3,100	241,379
Fast Retailing Co. Ltd.	100	51,154
Honda Motor Co. Ltd.	400	10,452
Hoya Corp.	4,000	244,489

7

	Shares	Value
Isuzu Motors Ltd.	3,800	$53,057
Kansai Electric Power Co., Inc. (The)	1,600	24,025
KDDI Corp.	7,600	181,109
Kikkoman Corp.	1,100	59,032
Kirin Holdings Co. Ltd.	4,500	94,657
Mitsubishi Chemical Holdings Corp.	4,600	34,607
Mitsubishi Corp.	3,400	92,796
Mitsubishi UFJ Financial Group, Inc.	36,900	181,959
Mitsui & Co. Ltd.	3,400	52,694
Nihon Unisys Ltd.	7,800	173,108
Nikon Corp.	9,400	139,294
Nippon Telegraph & Telephone Corp.	3,400	138,435
NTT DOCOMO, Inc.	6,600	148,203
ORIX Corp.	10,500	152,561
Recruit Holdings Co. Ltd.	6,700	160,403
Sankyu, Inc.	4,000	179,936
SBI Holdings, Inc.	7,700	150,301
SG Holdings Co. Ltd.	5,500	144,246
Shionogi & Co. Ltd.	3,200	181,452
Shiseido Co. Ltd.	1,300	80,775
SoftBank Group Corp.	700	46,140
Sojitz Corp.	54,600	188,347
Sony Corp.	4,500	216,706
Stanley Electric Co. Ltd.	2,300	64,142
Subaru Corp.	6,600	140,895
Sumitomo Chemical Co. Ltd.	30,700	150,134
Sumitomo Mitsui Financial Group, Inc.	1,600	52,763
Suzuken Co. Ltd.	1,500	76,986
Suzuki Motor Corp.	4,300	217,582
Takeda Pharmaceutical Co., Ltd.	1,600	54,289
Toho Holdings Co. Ltd.	2,700	65,736
Tokio Marine Holdings, Inc.	900	42,782
Tokuyama Corp.	2,200	48,223
Tokyo Electron Ltd.	400	45,892
Toshiba TEC Corp.	5,500	127,842
Toyota Motor Corp.	4,000	232,323
Trend Micro, Inc.	1,900	102,830
TS Tech Co. Ltd.	1,800	50,239
		5,913,318
Malaysia — 0.8%
CIMB Group Holdings Bhd	41,900	57,895
Hong Leong Financial Group Bhd	15,300	68,716
Petronas Chemicals Group Bhd	33,900	76,208
		202,819
Netherlands — 5.9%
ASR Nederland NV	5,522	218,782
Coca-Cola European Partners plc(1)	4,300	197,155

8

	Shares	Value
Koninklijke Ahold Delhaize NV	10,480	$265,065
Koninklijke Philips NV	8,056	285,489
NN Group NV	4,978	198,483
Pharming Group NV(1)	47,395	41,134
QIAGEN NV(1)	3,736	127,391
TomTom NV(1)	5,523	49,991
Unilever NV CVA	1,355	73,619
		1,457,109
New Zealand — 1.4%
a2 Milk Co. Ltd.(1)	27,016	202,185
Spark New Zealand Ltd.	49,266	137,229
		339,414
Norway — 2.6%
Equinor ASA	10,264	218,892
Marine Harvest ASA	7,323	154,157
Salmar ASA	4,204	207,927
Telenor ASA	2,986	57,641
		638,617
Portugal — 0.3%
EDP - Energias de Portugal SA	22,977	80,268
Singapore — 2.8%
Oversea-Chinese Banking Corp. Ltd.	37,000	305,675
Singapore Technologies Engineering Ltd.	63,400	162,343
United Overseas Bank Ltd.	12,800	230,747
		698,765
South Korea — 1.6%
LG Household & Health Care Ltd. Preference Shares(1)	270	158,465
Samsung Electronics Co. Ltd.	4,700	162,623
SK Hynix, Inc.	1,206	65,189
		386,277
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	1,252	48,529
Banco Bilbao Vizcaya Argentaria SA	28,468	151,197
Mapfre SA	19,993	53,144
		252,870
Sweden — 3.1%
Axfood AB	2,950	50,558
Lundin Petroleum AB	4,028	100,705
Sandvik AB	11,666	166,922
Swedish Match AB	3,721	146,700
Swedish Orphan Biovitrum AB(1)	2,336	50,800
Telefonaktiebolaget LM Ericsson, B Shares	27,601	243,275
		758,960
Switzerland — 7.2%
Logitech International SA	1,185	37,442
Nestle SA	4,769	387,724
Novartis AG	4,706	403,061

9

	Shares	Value
Partners Group Holding AG	244	$148,311
Roche Holding AG	2,138	528,672
Zurich Insurance Group AG(1)	940	280,862
		1,786,072
Taiwan — 0.8%
Formosa Chemicals & Fibre Corp.	14,000	47,433
President Chain Store Corp.	15,000	151,552
		198,985
United Kingdom — 15.2%
Aggreko plc	8,611	80,407
Anglo American plc	5,043	112,345
BAE Systems plc	38,346	224,438
BBA Aviation plc	17,724	49,294
BHP Group plc	17,922	377,281
BP plc	10,000	63,214
Burberry Group plc	1,778	39,331
Centrica plc	136,205	234,196
Direct Line Insurance Group plc	51,024	207,267
GlaxoSmithKline plc	20,219	384,299
HSBC Holdings plc	26,172	215,798
Imperial Brands plc	2,477	75,046
International Consolidated Airlines Group SA	31,433	249,219
Legal & General Group plc	55,819	164,349
Marks & Spencer Group plc	8,185	25,789
National Express Group plc	47,929	228,478
Rio Tinto plc	6,619	314,684
Royal Dutch Shell plc, B Shares	14,665	437,393
Royal Mail plc	23,934	83,008
Tate & Lyle plc	18,606	156,520
Unilever plc	691	36,186
		3,758,542
TOTAL COMMON STOCKS (Cost $26,286,954)		23,856,206
EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE ETF	9,000	529,020
iShares MSCI Japan ETF	4,136	209,654
TOTAL EXCHANGE-TRADED FUNDS (Cost $812,972)		738,674
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $39,218)	39,218	39,218
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $27,139,144)		24,634,098
OTHER ASSETS AND LIABILITIES — 0.4%		90,426
TOTAL NET ASSETS — 100.0%		$24,724,524

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.1%
Industrials	12.7%
Health Care	12.2%
Consumer Discretionary	11.9%
Consumer Staples	11.1%
Energy	7.3%
Information Technology	7.0%
Communication Services	6.1%
Materials	5.9%
Real Estate	2.2%
Utilities	2.0%
Exchange-Traded Funds	3.0%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $27,139,144)	$24,634,098
Foreign currency holdings, at value (cost of $2,137)	2,142
Receivable for capital shares sold	47,432
Dividends and interest receivable	77,635
24,761,307

Liabilities
Payable for capital shares redeemed	11,718
Accrued management fees	23,696
Distribution and service fees payable	1,369
36,783

Net Assets	$24,724,524

Net Assets Consist of:
Capital (par value and paid-in surplus)	$28,521,882
Distributable earnings	(3,797,358)
$24,724,524

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,192,023	1,958,121	$7.76
I Class, $0.01 Par Value	$5,279,596	679,679	$7.77
A Class, $0.01 Par Value	$3,331,228	428,342	$7.78*
C Class, $0.01 Par Value	$423,278	54,559	$7.76
R Class, $0.01 Par Value	$498,399	64,233	$7.76
* Maximum offering price $8.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $25,203)	$312,142
Interest	2,069
314,211

Expenses:
Management fees	159,835
Distribution and service fees:
A Class	4,933
C Class	3,804
R Class	1,429
Directors' fees and expenses	1,033
Other expenses	148
171,182

Net investment income (loss)	143,029

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,071,486)
Foreign currency translation transactions	(2,377)
(1,073,863)

Change in net unrealized appreciation (depreciation) on:
Investments	(3,039,199)
Translation of assets and liabilities in foreign currencies	911
(3,038,288)

Net realized and unrealized gain (loss)	(4,112,151)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,969,122)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$143,029	$653,860
Net realized gain (loss)	(1,073,863)	2,919,253
Change in net unrealized appreciation (depreciation)	(3,038,288)	(2,121,279)
Net increase (decrease) in net assets resulting from operations	(3,969,122)	1,451,834

Distributions to Shareholders
From earnings:
Investor Class	(395,026)	(516,137)
I Class	(139,331)	(127,810)
A Class	(75,200)	(83,615)
C Class	(8,304)	(15,744)
R Class	(10,254)	(11,337)
Decrease in net assets from distributions	(628,115)	(754,643)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,791,707)	1,205,674

Redemption Fees
Increase in net assets from redemption fees	—	1,256

Net increase (decrease) in net assets	(7,388,944)	1,904,121

Net Assets
Beginning of period	32,113,468	30,209,347
End of period	$24,724,524	$32,113,468

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.8180% to 1.0000%	0.2500% to 0.3100%	1.14%
I Class		0.0500% to 0.1100%	0.94%
A Class		0.2500% to 0.3100%	1.14%
C Class		0.2500% to 0.3100%	1.14%
R Class		0.2500% to 0.3100%	1.14%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $34,092 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $12,421,630 and $15,596,640, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	217,987	$1,918,459	645,731	$6,175,791
Issued in reinvestment of distributions	49,907	388,272	53,279	506,681
Redeemed	(530,935)	(4,710,227)	(802,902)	(7,685,849)
	(263,041)	(2,403,496)	(103,892)	(1,003,377)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	138,834	1,190,426	350,565	3,358,023
Issued in reinvestment of distributions	17,886	139,331	13,145	125,144
Redeemed	(100,591)	(885,151)	(196,352)	(1,911,066)
	56,129	444,606	167,358	1,572,101
A Class/Shares Authorized	20,000,000		20,000,000
Sold	42,626	370,195	149,264	1,427,760
Issued in reinvestment of distributions	9,608	74,944	8,758	83,549
Redeemed	(87,204)	(770,014)	(61,528)	(590,835)
	(34,970)	(324,875)	96,494	920,474
C Class/Shares Authorized	15,000,000		15,000,000
Sold	971	8,535	13,943	130,619
Issued in reinvestment of distributions	924	7,199	1,529	14,542
Redeemed	(55,051)	(473,013)	(34,929)	(336,899)
	(53,156)	(457,279)	(19,457)	(191,738)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	9,202	82,511	17,529	166,488
Issued in reinvestment of distributions	1,316	10,254	1,192	11,337
Redeemed	(15,916)	(143,428)	(27,973)	(269,611)
	(5,398)	(50,663)	(9,252)	(91,786)
Net increase (decrease)	(300,436)	$(2,791,707)	131,251	$1,205,674

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$346,963	$23,509,243	—
Exchange-Traded Funds	738,674	—	—
Temporary Cash Investments	39,218	—	—
	$1,124,855	$23,509,243	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,148,503
Gross tax appreciation of investments	$565,649
Gross tax depreciation of investments	(3,080,054)
Net tax appreciation (depreciation) of investments	$(2,514,405)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2018, the fund had accumulated short-term capital losses of $(69,260), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.21	0.04	(1.29)	(1.25)	(0.20)	$7.76	(13.54)%	1.15%(4)	1.01%(4)	43%	$15,192
2018	$9.01	0.19	0.23	0.42	(0.22)	$9.21	4.69%	1.15%	1.97%	99%	$20,459
2017	$7.71	0.18	1.33	1.51	(0.21)	$9.01	19.92%	1.15%	2.19%	113%	$20,938
2016	$8.89	0.16	(1.18)	(1.02)	(0.16)	$7.71	(11.53)%	1.17%	1.94%	117%	$19,646
2015	$9.68	0.24	(0.75)	(0.51)	(0.28)	$8.89	(5.11)%	1.15%	2.67%	96%	$22,366
2014	$7.77	0.26	1.76	2.02	(0.11)	$9.68	26.15%	1.15%	2.61%	125%	$11,859
I Class
2018(3)	$9.23	0.05	(1.29)	(1.24)	(0.22)	$7.77	(13.45)%	0.95%(4)	1.21%(4)	43%	$5,280
2018	$9.02	0.22	0.23	0.45	(0.24)	$9.23	4.89%	0.95%	2.17%	99%	$5,756
2017	$7.72	0.20	1.33	1.53	(0.23)	$9.02	20.26%	0.95%	2.39%	113%	$4,117
2016	$8.90	0.17	(1.17)	(1.00)	(0.18)	$7.72	(11.34)%	0.97%	2.14%	117%	$1,183
2015	$9.69	0.26	(0.75)	(0.49)	(0.30)	$8.90	(4.91)%	0.95%	2.87%	96%	$1,621
2014	$7.78	0.28	1.76	2.04	(0.13)	$9.69	26.37%	0.95%	2.81%	125%	$921
A Class
2018(3)	$9.22	0.03	(1.29)	(1.26)	(0.18)	$7.78	(13.64)%	1.40%(4)	0.76%(4)	43%	$3,331
2018	$9.01	0.17	0.23	0.40	(0.19)	$9.22	4.41%	1.40%	1.72%	99%	$4,272
2017	$7.71	0.15	1.34	1.49	(0.19)	$9.01	19.74%	1.40%	1.94%	113%	$3,307
2016	$8.89	0.13	(1.17)	(1.04)	(0.14)	$7.71	(11.75)%	1.42%	1.69%	117%	$6,441
2015	$9.67	0.24	(0.76)	(0.52)	(0.26)	$8.89	(5.25)%	1.40%	2.42%	96%	$8,196
2014	$7.76	0.16	1.84	2.00	(0.09)	$9.67	25.87%	1.40%	2.36%	125%	$3,164

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$9.16	—(5)	(1.28)	(1.28)	(0.12)	$7.76	(13.95)%	2.15%(4)	0.01%(4)	43%	$423
2018	$8.96	0.08	0.24	0.32	(0.12)	$9.16	3.54%	2.15%	0.97%	99%	$987
2017	$7.66	0.10	1.33	1.43	(0.13)	$8.96	18.96%	2.15%	1.19%	113%	$1,139
2016	$8.84	0.08	(1.18)	(1.10)	(0.08)	$7.66	(12.48)%	2.17%	0.94%	117%	$1,134
2015	$9.62	0.13	(0.72)	(0.59)	(0.19)	$8.84	(6.02)%	2.15%	1.67%	96%	$1,141
2014	$7.72	0.14	1.78	1.92	(0.02)	$9.62	24.92%	2.15%	1.61%	125%	$1,081
R Class
2018(3)	$9.19	0.02	(1.29)	(1.27)	(0.16)	$7.76	(13.79)%	1.65%(4)	0.51%(4)	43%	$498
2018	$8.98	0.13	0.25	0.38	(0.17)	$9.19	4.17%	1.65%	1.47%	99%	$640
2017	$7.69	0.14	1.32	1.46	(0.17)	$8.98	19.36%	1.65%	1.69%	113%	$709
2016	$8.86	0.12	(1.17)	(1.05)	(0.12)	$7.69	(11.90)%	1.67%	1.44%	117%	$583
2015	$9.65	0.16	(0.72)	(0.56)	(0.23)	$8.86	(5.61)%	1.65%	2.17%	96%	$538
2014	$7.74	0.19	1.79	1.98	(0.07)	$9.65	25.62%	1.65%	2.11%	125%	$1,242

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91450 1902

Semiannual Report

December 31, 2018

Multi-Asset Real Return Fund
Investor Class (ASIOX)
I Class (ASINX)
A Class (ASIDX)
C Class (ASIZX)
R Class (ASIUX)
R5 Class (AMRUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2018
Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	31.5%
Foreign Common Stocks*	10.9%
Collateralized Mortgage Obligations	15.7%
Corporate Bonds	9.3%
Commercial Mortgage-Backed Securities	4.1%
Asset-Backed Securities	4.1%
Collateralized Loan Obligations	3.5%
Exchange-Traded Funds	2.7%
Sovereign Governments and Agencies	0.8%
U.S. Treasury Securities	0.7%
Temporary Cash Investments	17.1%
Other Assets and Liabilities	(0.4)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$947.20	$4.32	0.88%
I Class	$1,000	$948.90	$3.34	0.68%
A Class	$1,000	$947.10	$5.55	1.13%
C Class	$1,000	$943.00	$9.21	1.88%
R Class	$1,000	$944.80	$6.76	1.38%
R5 Class	$1,000	$947.90	$3.34	0.68%
Hypothetical
Investor Class	$1,000	$1,020.77	$4.48	0.88%
I Class	$1,000	$1,021.78	$3.47	0.68%
A Class	$1,000	$1,019.51	$5.75	1.13%
C Class	$1,000	$1,015.73	$9.55	1.88%
R Class	$1,000	$1,018.25	$7.02	1.38%
R5 Class	$1,000	$1,021.78	$3.47	0.68%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 42.4%
Aerospace and Defense — 0.6%
Boeing Co. (The)	106	$34,185
Harris Corp.	258	34,740
		68,925
Airlines — 0.2%
United Continental Holdings, Inc.(1)	363	30,394
Banks — 0.3%
JPMorgan Chase & Co.	316	30,848
Beverages — 0.6%
Coca-Cola Co. (The)	800	37,880
PepsiCo, Inc.	337	37,232
		75,112
Biotechnology — 1.0%
AbbVie, Inc.	373	34,387
Alexion Pharmaceuticals, Inc.(1)	281	27,358
Biogen, Inc.(1)	95	28,587
Vertex Pharmaceuticals, Inc.(1)	188	31,154
		121,486
Capital Markets — 0.6%
Brookfield Asset Management, Inc., Class A	309	11,842
Intercontinental Exchange, Inc.	439	33,070
Nasdaq, Inc.	428	34,912
		79,824
Chemicals — 0.6%
Celanese Corp.	209	18,804
CF Industries Holdings, Inc.	264	11,487
Linde AG	50	11,099
LyondellBasell Industries NV, Class A	177	14,719
Mosaic Co. (The)	363	10,603
Nutrien Ltd.	275	12,925
		79,637
Communications Equipment — 0.2%
Cisco Systems, Inc.	653	28,294
Construction and Engineering — 0.3%
Quanta Services, Inc.	1,036	31,184
Containers and Packaging — 0.2%
Berry Global Group, Inc.(1)	223	10,599
Sonoco Products Co.	197	10,467
		21,066
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	685	38,511

	Shares/ Principal Amount	Value
Electric Utilities — 1.0%
FirstEnergy Corp.	1,059	$39,766
NextEra Energy, Inc.	232	40,326
Portland General Electric Co.	834	38,239
		118,331
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc.(1)	486	30,171
Equity Real Estate Investment Trusts (REITs) — 12.6%
Advance Residence Investment Corp.	7	19,342
Agree Realty Corp.	563	33,285
Alexandria Real Estate Equities, Inc.	513	59,118
American Campus Communities, Inc.	1,053	43,584
AvalonBay Communities, Inc.	255	44,383
Boardwalk Real Estate Investment Trust	400	11,078
Boston Properties, Inc.	374	42,094
Camden Property Trust	686	60,402
Canadian Apartment Properties REIT	528	17,133
CapitaLand Commercial Trust	8,000	10,272
Charter Hall Group	6,872	35,915
Digital Realty Trust, Inc.	501	53,382
Duke Realty Corp.	923	23,906
Extra Space Storage, Inc.	431	38,997
Gaming and Leisure Properties, Inc.	2,224	71,857
Gecina SA	401	51,917
GLP J-Reit	35	35,752
Goodman Group	6,962	52,126
HCP, Inc.	2,706	75,579
Inmobiliaria Colonial Socimi SA	2,765	25,772
Invitation Homes, Inc.	850	17,068
Japan Hotel REIT Investment Corp.	38	27,181
Link REIT	6,500	65,826
Mapletree Commercial Trust	12,700	15,375
Northview Apartment Real Estate Investment Trust	723	12,964
Orix JREIT, Inc.	38	63,199
Prologis, Inc.	1,250	73,400
Regency Centers Corp.	583	34,210
Rexford Industrial Realty, Inc.	866	25,521
Safestore Holdings plc	2,736	17,663
SBA Communications Corp.(1)	87	14,084
Segro plc	5,613	42,110
Simon Property Group, Inc.	626	105,162
STORE Capital Corp.	1,282	36,293
Sun Communities, Inc.	677	68,858
UDR, Inc.	1,232	48,812
UNITE Group plc (The)	1,531	15,728
Welltower, Inc.	1,009	70,035
		1,559,383

	Shares/ Principal Amount	Value
Food and Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.	473	$32,320
Food Products — 0.4%
Archer-Daniels-Midland Co.	880	36,053
Salmar ASA	204	10,090
		46,143
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	425	30,740
Danaher Corp.	340	35,061
Intuitive Surgical, Inc.(1)	66	31,609
Masimo Corp.(1)	349	37,472
Stryker Corp.	207	32,447
		167,329
Health Care Providers and Services — 0.9%
Anthem, Inc.	109	28,627
Encompass Health Corp.	445	27,456
HCA Healthcare, Inc.	242	30,117
UnitedHealth Group, Inc.	113	28,151
		114,351
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	336	30,012
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	373	37,248
McDonald's Corp.	197	34,981
		72,229
Household Products — 0.6%
Church & Dwight Co., Inc.	556	36,563
Procter & Gamble Co. (The)	425	39,066
		75,629
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	248	32,766
Roper Technologies, Inc.	138	36,779
		69,545
Interactive Media and Services — 0.2%
Alphabet, Inc., Class A(1)	26	27,169
Internet and Direct Marketing Retail — 0.7%
Amazon.com, Inc.(1)	20	30,039
Booking Holdings, Inc.(1)	16	27,559
Expedia Group, Inc.	250	28,163
		85,761
IT Services — 2.1%
Akamai Technologies, Inc.(1)	424	25,898
Automatic Data Processing, Inc.	232	30,420
Fidelity National Information Services, Inc.	304	31,175
GDS Holdings Ltd. ADR(1)	761	17,571
InterXion Holding NV(1)	506	27,405
MasterCard, Inc., Class A	166	31,316

	Shares/ Principal Amount	Value
NEXTDC Ltd.(1)	2,586	$11,129
PayPal Holdings, Inc.(1)	319	26,825
Total System Services, Inc.	353	28,695
Visa, Inc., Class A	220	29,027
		259,461
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	427	28,805
ICON plc(1)	222	28,685
Illumina, Inc.(1)	100	29,993
PRA Health Sciences, Inc.(1)	359	33,014
Thermo Fisher Scientific, Inc.	147	32,897
		153,394
Machinery — 0.7%
Caterpillar, Inc.	241	30,624
Crane Co.	406	29,305
Ingersoll-Rand plc	329	30,015
		89,944
Media — 0.5%
Altice USA, Inc., Class A	1,908	31,520
Comcast Corp., Class A	927	31,564
		63,084
Metals and Mining — 0.6%
Anglo American plc	589	13,121
BHP Group Ltd.	596	14,369
Glencore plc(1)	3,213	11,932
Nucor Corp.	197	10,207
Rio Tinto plc ADR	278	13,477
Vale SA ADR	856	11,291
		74,397
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., Class A	334	10,641
Starwood Property Trust, Inc.	534	10,525
		21,166
Multi-Utilities — 0.6%
Brookfield Infrastructure Partners LP	869	30,007
CMS Energy Corp.	788	39,124
		69,131
Oil, Gas and Consumable Fuels — 2.0%
BP plc	2,263	14,305
Cheniere Energy Partners LP	303	10,938
Chevron Corp.	156	16,971
Energy Transfer LP	802	10,594
Eni SpA	1,139	17,937
Enterprise Products Partners LP	721	17,729
Equinor ASA	493	10,514
Exxon Mobil Corp.	254	17,320
Kinder Morgan, Inc.	1,162	17,872

	Shares/ Principal Amount	Value
Lundin Petroleum AB	422	$10,551
Magellan Midstream Partners LP	186	10,613
Marathon Petroleum Corp.	178	10,504
MPLX LP	605	18,332
Neste Oyj	211	16,291
Phillips 66 Partners LP	411	17,307
Plains GP Holdings LP, Class A(1)	520	10,452
TOTAL SA	229	12,117
Williams Cos., Inc. (The)	472	10,408
		250,755
Pharmaceuticals — 1.6%
Eli Lilly & Co.	267	30,897
Merck & Co., Inc.	390	29,800
Novartis AG	441	37,771
Pfizer, Inc.	679	29,638
Sanofi	432	37,449
Zoetis, Inc.	344	29,426
		194,981
Real Estate Management and Development — 3.8%
ADO Properties SA	252	13,176
Ayala Land, Inc.	23,600	18,263
CapitaLand Ltd.	11,300	25,785
China Overseas Land & Investment Ltd.	12,000	41,223
Ciputra Development Tbk PT	72,500	5,091
CK Asset Holdings Ltd.	3,500	25,611
Corp. Inmobiliaria Vesta SAB de CV	6,690	8,998
Iguatemi Empresa de Shopping Centers SA	1,800	19,295
Longfor Group Holdings Ltd.	11,500	34,366
Mitsui Fudosan Co. Ltd.	2,100	46,530
Shimao Property Holdings Ltd.	12,500	33,363
Shurgard Self Storage SA(1)	454	12,614
Sino Land Co. Ltd.	12,000	20,566
Sumitomo Realty & Development Co. Ltd.	900	32,871
Sun Hung Kai Properties Ltd.	2,000	28,504
Swire Properties Ltd.	6,600	23,179
VGP NV	144	9,800
Vonovia SE	1,585	71,937
		471,172
Road and Rail — 0.5%
CSX Corp.	511	31,748
Union Pacific Corp.	234	32,346
		64,094
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom, Inc.	123	31,276
Intel Corp.	568	26,656
Mellanox Technologies Ltd.(1)	392	36,213

	Shares/ Principal Amount	Value
Xilinx, Inc.	304	$25,892
		120,037
Software — 2.4%
Adobe, Inc.(1)	119	26,923
ANSYS, Inc.(1)	183	26,158
Citrix Systems, Inc.	294	30,123
Fortinet, Inc.(1)	500	35,215
Microsoft Corp.	304	30,877
Palo Alto Networks, Inc.(1)	197	37,105
salesforce.com, Inc.(1)	204	27,942
ServiceNow, Inc.(1)	153	27,242
Splunk, Inc.(1)	265	27,785
VMware, Inc., Class A	215	29,483
		298,853
Specialty Retail — 0.3%
Tractor Supply Co.	366	30,539
Technology Hardware, Storage and Peripherals — 0.3%
NetApp, Inc.	569	33,952
TOTAL COMMON STOCKS (Cost $5,177,573)		5,228,614
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.7%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$2,872	2,978
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	30,541	30,864
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	14,430	14,033
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	22,651	22,904
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	26,642	26,843
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,343	4,358
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	15,246	15,294
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	25,568	26,071
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	25,771	25,220
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.13%, 4/25/35	6,085	6,169
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	100,000	98,245
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	9,027	8,878
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.13%, 7/25/36	68,608	66,539
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	5,177	5,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	61,157	61,040

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	$47,908	$47,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.42%, 3/25/35	19,645	19,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	9,407	9,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	22,430	22,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	27,478	26,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	9,989	9,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 3/25/36	31,099	30,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.43%, 7/25/36	131,157	131,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	55,891	56,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	15,029	14,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	12,880	12,555
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	15,179	15,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,349	2,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,628	3,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	51,176	50,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	3,119	2,991
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	8,347	8,348
		878,309
U.S. Government Agency Collateralized Mortgage Obligations — 8.6%
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.96%, (1-month LIBOR plus 0.45%), 7/25/30	278,791	277,519
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	300,000	302,587
FNMA, Series 2018-C01, Class 1M1, VRN, 3.11%, (1-month LIBOR plus 0.60%), 7/25/30	278,737	277,859
FNMA, Series 2018-C02, Class 2M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 8/25/30	200,289	200,112
		1,058,077
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,935,433)		1,936,386
CORPORATE BONDS — 9.3%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	8,476
Banks — 0.2%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	13,887
Citigroup, Inc., 4.45%, 9/29/27	10,000	9,653
		23,540

	Shares/ Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26(2)	$10,000	$9,461
Chemicals — 0.6%
Ashland LLC, 4.75%, 8/15/22	75,000	74,156
Commercial Services and Supplies — 0.3%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	40,000	38,400
Consumer Finance — 0.7%
CIT Group, Inc., 5.00%, 8/15/22	40,000	39,550
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	50,550
		90,100
Containers and Packaging — 0.8%
Berry Global, Inc., 5.50%, 5/15/22	50,000	49,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	47,688
		97,625
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	20,300
Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	77,948
Gas Utilities — 0.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,428
MPLX LP, 4.875%, 6/1/25	10,000	10,096
		29,524
Health Care Providers and Services — 1.4%
DaVita, Inc., 5.75%, 8/15/22	50,000	49,875
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	70,799
HCA, Inc., 4.25%, 10/15/19	50,000	49,969
		170,643
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	40,000	36,900
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	50,688
		87,588
Media — 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	39,725
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	40,000	37,356
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	10,354
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,075
		95,510
Metals and Mining — 0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	47,438
Multi-Utilities — 0.4%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,069
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	4,914
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	29,979
		43,962

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 1.8%
Antero Resources Corp., 5.125%, 12/1/22	$50,000	$47,187
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	46,500
Newfield Exploration Co., 5.75%, 1/30/22	40,000	40,500
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	47,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	46,750
		228,187
TOTAL CORPORATE BONDS (Cost $1,187,140)		1,142,858
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.67%, 2/10/47	50,000	52,620
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,598
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	50,000	49,897
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	49,442
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	49,554
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	75,000	74,120
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(2)	50,000	47,412
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	47,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	47,268
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	71,186
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $545,581)		512,721
ASSET-BACKED SECURITIES — 4.1%
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(2)	35,513	35,613
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	87,350	88,977
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	15,737	15,489
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.74%, (1-month LIBOR plus 1.28%), 6/17/37(2)	100,000	99,320
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	54,355	53,231
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	10,846	10,582
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	35,677	34,965
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(2)	24,975	25,024
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	50,000	50,577
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	14,225	14,141
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(2)	16,377	16,148
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	12,783	12,437

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(2)	$45,155	$45,916
TOTAL ASSET-BACKED SECURITIES (Cost $503,172)		502,420
COLLATERALIZED LOAN OBLIGATIONS — 3.5%
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, (3-month LIBOR plus 1.45%), 4/20/31(2)	200,000	190,365
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/24/31(2)	250,000	241,635
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $450,000)		432,000
EXCHANGE-TRADED FUNDS — 2.7%
Invesco DB Base Metals Fund	4,717	72,595
Invesco DB Commodity Index Tracking Fund	4,304	62,365
Invesco DB Energy Fund	7,044	87,627
SPDR Gold Shares(1)	946	114,702
TOTAL EXCHANGE-TRADED FUNDS (Cost $339,081)		337,289
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Russia — 0.8%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28 (Cost $106,585)	$65,000	102,925
U.S. TREASURY SECURITIES — 0.7%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(3) (Cost $90,792)	80,486	87,054
TEMPORARY CASH INVESTMENTS — 17.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,106,325)	2,106,325	2,106,325
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $12,441,682)		12,388,592
OTHER ASSETS AND LIABILITIES — (0.4)%		(54,414)
TOTAL NET ASSETS — 100.0%		$12,334,178

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	526	USD	372	Bank of America N.A.	3/29/19	$(1)
AUD	3,168	USD	2,238	Bank of America N.A.	3/29/19	(4)
USD	302	AUD	428	Bank of America N.A.	3/29/19	1
USD	322	AUD	457	Bank of America N.A.	3/29/19	(1)
USD	13,931	AUD	19,384	Bank of America N.A.	3/29/19	257
USD	102,304	AUD	142,356	Bank of America N.A.	3/29/19	1,891
BRL	2,248,023	USD	581,922	Goldman Sachs & Co.	3/20/19	(5,144)
USD	5,496	BRL	21,610	Goldman Sachs & Co.	3/20/19	(49)
USD	11,042	BRL	43,068	Goldman Sachs & Co.	3/20/19	(8)
USD	16,072	BRL	63,446	Goldman Sachs & Co.	3/20/19	(207)
CAD	1,544,016	USD	1,160,879	Morgan Stanley	3/20/19	(27,866)
CAD	5,047	USD	3,726	Morgan Stanley	3/20/19	(23)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,436	USD	4,014	Morgan Stanley	3/29/19	$(24)
CAD	3,867	USD	2,840	Morgan Stanley	3/29/19	(2)
USD	5,710	CAD	7,634	Morgan Stanley	3/20/19	108
USD	42,448	CAD	57,644	Morgan Stanley	3/20/19	149
USD	50,884	CAD	68,171	Morgan Stanley	3/29/19	851
USD	7,419	CAD	10,065	Morgan Stanley	3/29/19	32
CHF	6,872	USD	7,009	UBS AG	3/20/19	33
CHF	23,168	USD	23,568	UBS AG	3/20/19	173
CHF	975	USD	996	UBS AG	3/29/19	5
USD	577,343	CHF	567,748	UBS AG	3/20/19	(4,428)
USD	37,302	CHF	36,694	UBS AG	3/29/19	(333)
EUR	200,857	USD	230,320	JPMorgan Chase Bank N.A.	3/20/19	1,297
EUR	13,056	USD	15,103	Credit Suisse AG	3/29/19	(36)
EUR	1,104	USD	1,270	Credit Suisse AG	3/29/19	4
EUR	729	USD	839	Credit Suisse AG	3/29/19	3
EUR	5,323	USD	6,114	Credit Suisse AG	3/29/19	29
EUR	4,096	USD	4,720	Credit Suisse AG	3/29/19	6
EUR	805	USD	927	Credit Suisse AG	3/29/19	1
USD	3,323	EUR	2,896	JPMorgan Chase Bank N.A.	3/20/19	(17)
USD	9,291	EUR	8,101	JPMorgan Chase Bank N.A.	3/20/19	(51)
USD	5,913	EUR	5,149	Credit Suisse AG	3/29/19	(29)
USD	37,327	EUR	32,442	Credit Suisse AG	3/29/19	(114)
USD	72,164	EUR	62,720	Credit Suisse AG	3/29/19	(220)
USD	184,493	EUR	160,350	Credit Suisse AG	3/29/19	(563)
GBP	1	USD	1	Bank of America N.A.	3/20/19	—
GBP	2,196	USD	2,799	JPMorgan Chase Bank N.A.	3/29/19	12
USD	73,720	GBP	57,980	JPMorgan Chase Bank N.A.	3/29/19	(490)
USD	51,029	GBP	40,134	JPMorgan Chase Bank N.A.	3/29/19	(339)
USD	1,728	GBP	1,363	JPMorgan Chase Bank N.A.	3/29/19	(16)
USD	259,351	HKD	2,024,715	Bank of America N.A.	3/29/19	126
USD	1,441	HKD	11,262	Bank of America N.A.	3/29/19	(1)
HUF	4,864,082	USD	17,359	UBS AG	3/20/19	93
HUF	3,133,405	USD	11,182	UBS AG	3/20/19	60
HUF	13,987,641	USD	49,973	UBS AG	3/20/19	213
USD	1,161,323	HUF	327,632,383	UBS AG	3/20/19	(14,178)
USD	5,429	HUF	1,541,682	UBS AG	3/20/19	(102)
JPY	502,848	USD	4,587	Bank of America N.A.	3/29/19	31
USD	219,272	JPY	24,486,971	Bank of America N.A.	3/29/19	(5,621)
USD	8,329	MXN	169,955	JPMorgan Chase Bank N.A.	3/29/19	(204)
NOK	4,421,953	USD	518,598	Goldman Sachs & Co.	3/20/19	(5,446)
NOK	51,347	USD	5,951	Goldman Sachs & Co.	3/20/19	8
NOK	7,454	USD	853	Goldman Sachs & Co.	3/29/19	12
NOK	7,332	USD	844	Goldman Sachs & Co.	3/29/19	7
USD	20,359	NOK	178,575	Goldman Sachs & Co.	3/20/19	(364)
USD	20,865	NOK	181,735	Goldman Sachs & Co.	3/29/19	(232)
USD	491	NOK	4,241	Goldman Sachs & Co.	3/29/19	(1)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	2,175,222	USD	576,202	Goldman Sachs & Co.	3/20/19	$6,085
USD	8,398	PLN	31,416	Goldman Sachs & Co.	3/20/19	(12)
USD	27,914	PLN	104,850	Goldman Sachs & Co.	3/20/19	(154)
SEK	5,211,065	USD	577,834	Goldman Sachs & Co.	3/20/19	13,752
SEK	2,374	USD	265	Goldman Sachs & Co.	3/29/19	5
SEK	2,210	USD	246	Goldman Sachs & Co.	3/29/19	5
USD	6,440	SEK	57,857	Goldman Sachs & Co.	3/20/19	(129)
USD	6,247	SEK	56,042	Goldman Sachs & Co.	3/20/19	(115)
USD	20,452	SEK	184,085	Goldman Sachs & Co.	3/20/19	(446)
USD	10,344	SEK	93,084	Goldman Sachs & Co.	3/29/19	(231)
USD	241	SEK	2,129	Goldman Sachs & Co.	3/29/19	(1)
USD	49,621	SGD	67,891	Bank of America N.A.	3/29/19	(290)
						$(42,243)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	March 2019	USD	100,000	$122,016	$2,511
U.S. Treasury 10-Year Ultra Notes	2	March 2019	USD	200,000	260,156	7,435
					$382,172	$9,946

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1	March 2019	EUR	100,000	$151,835	$(437)
Euro-Bund 10-Year Bonds	1	March 2019	EUR	100,000	187,376	(1,491)
					$339,211	$(1,928)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$500,000	$503	$(24,904)	$(24,401)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.21%	3/13/19	$1,000,000	$(40,026)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	8,558
						$(31,468)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,428,025, which represented 11.6% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,424.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $12,441,682)	$12,388,592
Cash	2,650
Foreign currency holdings, at value (cost of $241)	254
Receivable for investments sold	19,483
Receivable for capital shares sold	118
Receivable for variation margin on futures contracts	1,580
Unrealized appreciation on forward foreign currency exchange contracts	25,249
Swap agreements, at value	8,558
Interest and dividends receivable	41,654
Other assets	179
12,488,317

Liabilities
Payable for investments purchased	32,227
Payable for capital shares redeemed	3,622
Payable for variation margin on swap agreements	98
Unrealized depreciation on forward foreign currency exchange contracts	67,492
Swap agreements, at value	40,026
Accrued management fees	9,299
Distribution and service fees payable	1,375
154,139

Net Assets	$12,334,178

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,205,410
Distributable earnings	(5,871,232)
$12,334,178

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,834,110	813,222	$9.63
I Class, $0.01 Par Value	$1,524,601	157,397	$9.69
A Class, $0.01 Par Value	$1,703,942	178,486	$9.55*
C Class, $0.01 Par Value	$1,135,873	124,132	$9.15
R Class, $0.01 Par Value	$16,465	1,748	$9.42
R5 Class, $0.01 Par Value	$119,187	12,307	$9.68
*Maximum offering price $10.13 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$121,521
Dividends (net of foreign taxes withheld of $1,507)	69,634
191,155

Expenses:
Management fees	66,261
Distribution and service fees:
A Class	2,349
C Class	6,311
R Class	39
Directors' fees and expenses	528
Other expenses	132
75,620
Fees waived(1)	(2,615)
73,005

Net investment income (loss)	118,150

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(201,903)
Forward foreign currency exchange contract transactions	(17,390)
Futures contract transactions	(12,716)
Written options contract transactions	21,602
Swap agreement transactions	(106)
Foreign currency translation transactions	(986)
(211,499)

Change in net unrealized appreciation (depreciation) on:
Investments	(631,556)
Forward foreign currency exchange contracts	(54,017)
Futures contracts	9,688
Swap agreements	(24,590)
Translation of assets and liabilities in foreign currencies	112
(700,363)

Net realized and unrealized gain (loss)	(911,862)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(793,712)

(1)	Amount consists of $1,558, $490, $325, $219, $2 and $21 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$118,150	$239,953
Net realized gain (loss)	(211,499)	1,069,115
Change in net unrealized appreciation (depreciation)	(700,363)	(123,938)
Net increase (decrease) in net assets resulting from operations	(793,712)	1,185,130

Distributions to Shareholders
From earnings:
Investor Class	(156,358)	(170,131)
I Class	(68,369)	(70,277)
A Class	(33,368)	(31,819)
C Class	(20,830)	(12,518)
R Class	(262)	(1,346)
R5 Class	(2,319)	(653)
Decrease in net assets from distributions	(281,506)	(286,744)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,783,230)	(4,301,001)

Net increase (decrease) in net assets	(2,858,448)	(3,402,615)

Net Assets
Beginning of period	15,192,626	18,595,241
End of period	$12,334,178	$15,192,626

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Real Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. From July 1, 2018 through July 31, 2018, the investment advisor agreed to waive 0.20% of the fund’s management fee. Effective August 1, 2018, the investment advisor terminated the waiver and decreased the Investment Category Fee range by 0.20%.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2018 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.5754% to 0.6929%*	0.2500% to 0.3100%	0.91%	0.87%
I Class		0.0500% to 0.1100%	0.71%	0.67%
A Class		0.2500% to 0.3100%	0.91%	0.87%
C Class		0.2500% to 0.3100%	0.91%	0.87%
R Class		0.2500% to 0.3100%	0.91%	0.87%
R5 Class		0.0500% to 0.1100%	0.71%	0.67%
*Prior to August 1, 2018, the Investment Category Fee range was 0.7754% to 0.8929%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $182,962 and $326,142, respectively. The effect of interfund transactions on the Statement of Operations was $(14,966) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 2018 totaled $16,366,436, of which $822,457 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 totaled $19,017,805, of which $327,504 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	16,752	$171,784	62,533	$643,979
Issued in reinvestment of distributions	13,523	141,312	14,619	151,114
Redeemed	(93,345)	(955,044)	(552,338)	(5,598,099)
	(63,070)	(641,948)	(475,186)	(4,803,006)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	207,255	2,147,639	533,646	5,492,235
Issued in reinvestment of distributions	6,413	67,399	6,593	68,443
Redeemed	(326,834)	(3,248,944)	(432,897)	(4,446,801)
	(113,166)	(1,033,906)	107,342	1,113,877
A Class/Shares Authorized	30,000,000		30,000,000
Sold	3,603	36,221	16,417	169,772
Issued in reinvestment of distributions	3,205	33,235	3,091	31,697
Redeemed	(12,678)	(127,935)	(37,137)	(373,227)
	(5,870)	(58,479)	(17,629)	(171,758)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	297	3,000	8,025	77,245
Issued in reinvestment of distributions	1,992	19,841	1,216	11,969
Redeemed	(8,363)	(80,388)	(55,980)	(541,372)
	(6,074)	(57,547)	(46,739)	(452,158)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	378	3,782	322	3,242
Issued in reinvestment of distributions	26	262	133	1,346
Redeemed	(109)	(1,108)	(10,729)	(109,135)
	295	2,936	(10,274)	(104,547)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	336	3,494	11,190	115,994
Issued in reinvestment of distributions	221	2,319	62	653
Redeemed	(9)	(99)	(5)	(56)
	548	5,714	11,247	116,591
Net increase (decrease)	(187,337)	$(1,783,230)	(431,239)	$(4,301,001)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Capital Markets	$67,982	$11,842	—
Chemicals	68,538	11,099	—
Equity Real Estate Investment Trusts (REITs)	1,040,030	519,353	—
Food Products	36,053	10,090	—
IT Services	248,332	11,129	—
Metals and Mining	34,975	39,422	—
Oil, Gas and Consumable Fuels	169,040	81,715	—
Pharmaceuticals	119,761	75,220	—
Real Estate Management and Development	—	471,172	—
Other Industries	2,212,861	—	—
Collateralized Mortgage Obligations	—	1,936,386	—
Corporate Bonds	—	1,142,858	—
Commercial Mortgage-Backed Securities	—	512,721	—
Asset-Backed Securities	—	502,420	—
Collateralized Loan Obligations	—	432,000	—
Exchange-Traded Funds	337,289	—	—
Sovereign Governments and Agencies	—	102,925	—
U.S. Treasury Securities	—	87,054	—
Temporary Cash Investments	2,106,325	—	—
	$6,441,186	$5,947,406	—
Other Financial Instruments
Futures Contracts	$9,946	—	—
Swap Agreements	—	$8,558	—
Forward Foreign Currency Exchange Contracts	—	25,249	—
	$9,946	$33,807	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$1,928	—
Swap Agreements	—	64,427	—
Forward Foreign Currency Exchange Contracts	—	67,492	—
	—	$133,847	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or option contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund's average exposure to these equity price risk derivative instruments held during the period was 49 written options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. During the period, the fund participated in these equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $14,393,726.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $300,000 futures contracts purchased and $337,803 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $2,200,000.

Value of Derivative Instruments as of December 31, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$25,249	Unrealized depreciation on forward foreign currency exchange contracts	$67,492
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,580	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	98
Other Contracts	Swap agreements	8,558	Swap agreements	40,026
		$35,387		$107,616

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(2,663)	Change in net unrealized appreciation (depreciation) on futures contracts	$(98)
Equity Price Risk	Net realized gain (loss) on written options contract transactions	21,602	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(17,390)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(54,017)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(10,053)	Change in net unrealized appreciation (depreciation) on futures contracts	9,786
Other Contracts	Net realized gain (loss) on swap agreement transactions	(106)	Change in net unrealized appreciation (depreciation) on swap agreements	(24,590)
		$(8,610)		$(68,919)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,491,547
Gross tax appreciation of investments	$287,830
Gross tax depreciation of investments	(390,785)
Net tax appreciation (depreciation) of investments	$(102,955)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2018, the fund had accumulated short-term capital losses of $(3,180,237) and accumulated long-term capital losses of $(2,299,909), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.35	0.08	(0.61)	(0.53)	(0.19)	$9.63	(5.28)%	0.88%(4)	0.92%(4)	1.62%(4)	1.58%(4)	126%	$7,834
2018	$9.80	0.16	0.58	0.74	(0.19)	$10.35	7.57%	0.89%	1.09%	1.61%	1.41%	160%	$9,067
2017	$9.43	0.16	0.21	0.37	—	$9.80	3.92%	0.89%	1.09%	1.68%	1.48%	173%	$13,250
2016	$9.54	0.04	(0.15)	(0.11)	—	$9.43	(1.15)%	0.90%	1.10%	0.47%	0.27%	152%	$14,230
2015	$10.50	0.02	(0.89)	(0.87)	(0.09)	$9.54	(8.35)%	0.89%	1.09%	0.24%	0.04%	93%	$24,054
2014	$9.92	0.03	0.57	0.60	(0.02)	$10.50	6.09%	0.91%	1.09%	0.27%	0.09%	87%	$28,261
I Class
2018(3)	$10.40	0.09	(0.61)	(0.52)	(0.19)	$9.69	(5.11)%	0.68%(4)	0.72%(4)	1.82%(4)	1.78%(4)	126%	$1,525
2018	$9.85	0.19	0.57	0.76	(0.21)	$10.40	7.74%	0.69%	0.89%	1.81%	1.61%	160%	$2,813
2017	$9.46	0.18	0.21	0.39	—	$9.85	4.12%	0.69%	0.89%	1.88%	1.68%	173%	$1,608
2016	$9.55	0.08	(0.17)	(0.09)	—	$9.46	(0.94)%	0.70%	0.90%	0.67%	0.47%	152%	$1,384
2015	$10.53	0.04	(0.89)	(0.85)	(0.13)	$9.55	(8.15)%	0.69%	0.89%	0.44%	0.24%	93%	$1,102
2014	$9.94	0.05	0.58	0.63	(0.04)	$10.53	6.28%	0.71%	0.89%	0.47%	0.29%	87%	$1,360

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$10.26	0.07	(0.60)	(0.53)	(0.18)	$9.55	(5.29)%	1.13%(4)	1.17%(4)	1.37%(4)	1.33%(4)	126%	$1,704
2018	$9.73	0.14	0.56	0.70	(0.17)	$10.26	7.15%	1.14%	1.34%	1.36%	1.16%	160%	$1,892
2017	$9.38	0.13	0.22	0.35	—	$9.73	3.73%	1.14%	1.34%	1.43%	1.23%	173%	$1,964
2016	$9.51	0.03	(0.16)	(0.13)	—	$9.38	(1.37)%	1.15%	1.35%	0.22%	0.02%	152%	$4,587
2015	$10.45	—(5)	(0.89)	(0.89)	(0.05)	$9.51	(8.59)%	1.14%	1.34%	(0.01)%	(0.21)%	93%	$8,385
2014	$9.87	—(5)	0.58	0.58	—	$10.45	5.88%	1.16%	1.34%	0.02%	(0.16)%	87%	$14,044
C Class
2018(3)	$9.86	0.03	(0.58)	(0.55)	(0.16)	$9.15	(5.70)%	1.88%(4)	1.92%(4)	0.62%(4)	0.58%(4)	126%	$1,136
2018	$9.35	0.06	0.54	0.60	(0.09)	$9.86	6.42%	1.89%	2.09%	0.61%	0.41%	160%	$1,284
2017	$9.09	0.06	0.20	0.26	—	$9.35	2.86%	1.89%	2.09%	0.68%	0.48%	173%	$1,655
2016	$9.28	(0.05)	(0.14)	(0.19)	—	$9.09	(2.05)%	1.90%	2.10%	(0.53)%	(0.73)%	152%	$2,310
2015	$10.23	(0.08)	(0.87)	(0.95)	—	$9.28	(9.29)%	1.89%	2.09%	(0.76)%	(0.96)%	93%	$5,479
2014	$9.74	(0.07)	0.56	0.49	—	$10.23	5.03%	1.91%	2.09%	(0.73)%	(0.91)%	87%	$9,029
R Class
2018(3)	$10.14	0.06	(0.61)	(0.55)	(0.17)	$9.42	(5.52)%	1.38%(4)	1.42%(4)	1.12%(4)	1.08%(4)	126%	$16
2018	$9.61	0.11	0.56	0.67	(0.14)	$10.14	6.98%	1.39%	1.59%	1.11%	0.91%	160%	$15
2017	$9.29	0.11	0.21	0.32	—	$9.61	3.44%	1.39%	1.59%	1.18%	0.98%	173%	$113
2016	$9.44	0.01	(0.16)	(0.15)	—	$9.29	(1.59)%	1.40%	1.60%	(0.03)%	(0.23)%	152%	$105
2015	$10.38	(0.03)	(0.89)	(0.92)	(0.02)	$9.44	(8.88)%	1.39%	1.59%	(0.26)%	(0.46)%	93%	$106
2014	$9.83	(0.02)	0.57	0.55	—	$10.38	5.60%	1.41%	1.59%	(0.23)%	(0.41)%	87%	$116

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$10.40	0.10	(0.63)	(0.53)	(0.19)	$9.68	(5.21)%	0.68%(4)	0.72%(4)	1.82%(4)	1.78%(4)	126%	$119
2018	$9.85	0.19	0.57	0.76	(0.21)	$10.40	7.74%	0.69%	0.89%	1.81%	1.61%	160%	$122
2017(6)	$9.77	0.05	0.03	0.08	—	$9.85	0.82%	0.69%(4)	0.89%(4)	2.42%(4)	2.22%(4)	173%(7)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through June 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91458 1902

Semiannual Report

December 31, 2018

NT Core Equity Plus Fund
G Class (ACNKX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2018
Top Ten Long Holdings	% of net assets
Apple, Inc.	4.07%
Microsoft Corp.	3.94%
Amazon.com, Inc.	3.53%
Alphabet, Inc., Class A	3.51%
JPMorgan Chase & Co.	2.22%
Facebook, Inc., Class A	1.98%
Verizon Communications, Inc.	1.86%
Intel Corp.	1.79%
Visa, Inc., Class A	1.78%
Bank of America Corp.	1.75%

Top Five Short Holdings	% of net assets
Monro, Inc.	(0.92)%
United Bankshares, Inc.	(0.87)%
Cree, Inc.	(0.85)%
Avanos Medical, Inc.	(0.83)%
Leggett & Platt, Inc.	(0.82)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.0%
Common Stocks Sold Short	(28.6)%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$919.30	$3.00	0.62%
Hypothetical
G Class	$1,000	$1,022.08	$3.16	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 127.0%
Aerospace and Defense — 3.7%
Boeing Co. (The)(1)	21,779	$7,023,727
Curtiss-Wright Corp.	11,390	1,163,147
Raytheon Co.(1)	30,825	4,727,014
Teledyne Technologies, Inc.(2)	2,054	425,322
Textron, Inc.	73,989	3,402,754
		16,741,964
Banks — 9.7%
Bank of America Corp.(1)	319,627	7,875,609
BB&T Corp.(1)	104,505	4,527,157
Citigroup, Inc.	8,931	464,948
Comerica, Inc.	47,979	3,295,678
Fifth Third Bancorp	164,655	3,874,332
First Citizens BancShares, Inc., Class A	5,730	2,160,496
JPMorgan Chase & Co.(1)	102,369	9,993,262
SunTrust Banks, Inc.	79,953	4,032,829
Wells Fargo & Co.(1)	161,209	7,428,511
		43,652,822
Beverages — 1.4%
Coca-Cola Co. (The)	92,296	4,370,216
Constellation Brands, Inc., Class A	11,053	1,777,543
		6,147,759
Biotechnology — 4.2%
AbbVie, Inc.	44,874	4,136,934
Alexion Pharmaceuticals, Inc.(2)	3,686	358,869
Amgen, Inc.	19,824	3,859,138
Biogen, Inc.(2)	8,001	2,407,661
Celgene Corp.(2)	30,890	1,979,740
Emergent BioSolutions, Inc.(2)	10,204	604,893
Gilead Sciences, Inc.	14,193	887,772
Incyte Corp.(2)	20,404	1,297,490
Regeneron Pharmaceuticals, Inc.(2)	3,791	1,415,939
Vertex Pharmaceuticals, Inc.(2)	11,833	1,960,847
		18,909,283
Building Products — 0.2%
Johnson Controls International plc	33,062	980,288
Capital Markets — 0.6%
LPL Financial Holdings, Inc.	47,699	2,913,455
Chemicals — 0.9%
CF Industries Holdings, Inc.	92,755	4,035,770
Commercial Services and Supplies — 2.7%
Clean Harbors, Inc.(2)	39,017	1,925,489
MSA Safety, Inc.	33,628	3,170,111
Republic Services, Inc.	54,493	3,928,400
Waste Management, Inc.	36,935	3,286,846
		12,310,846

4

	Shares	Value
Communications Equipment — 2.3%
Ciena Corp.(2)	82,950	$2,812,834
Cisco Systems, Inc.(1)	174,942	7,580,237
		10,393,071
Construction and Engineering — 0.1%
EMCOR Group, Inc.	4,849	289,437
Consumer Finance — 2.9%
American Express Co.(1)	47,512	4,528,844
Capital One Financial Corp.	39,293	2,970,158
Discover Financial Services	68,186	4,021,610
Synchrony Financial	67,532	1,584,301
		13,104,913
Containers and Packaging — 0.4%
WestRock Co.	51,977	1,962,651
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	5,766	3,693,584
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(2)	21,763	4,443,569
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	34,498	984,573
Verizon Communications, Inc.(1)	148,847	8,368,178
		9,352,751
Electric Utilities — 0.6%
OGE Energy Corp.	64,478	2,526,893
Electrical Equipment — 0.9%
Generac Holdings, Inc.(2)	66,947	3,327,266
Rockwell Automation, Inc.	5,257	791,073
		4,118,339
Electronic Equipment, Instruments and Components — 2.0%
Keysight Technologies, Inc.(2)	32,146	1,995,624
National Instruments Corp.	56,368	2,557,980
Tech Data Corp.(2)	4,461	364,954
Zebra Technologies Corp., Class A(2)	25,677	4,088,549
		9,007,107
Energy Equipment and Services — 0.9%
Halliburton Co.	155,946	4,145,045
Entertainment — 0.8%
Activision Blizzard, Inc.	60,639	2,823,958
Electronic Arts, Inc.(2)	11,780	929,560
		3,753,518
Equity Real Estate Investment Trusts (REITs) — 3.1%
Brixmor Property Group, Inc.	287,782	4,227,518
GEO Group, Inc. (The)	196,632	3,873,650
Healthcare Trust of America, Inc., Class A	48,623	1,230,648
Host Hotels & Resorts, Inc.	96,667	1,611,439
PS Business Parks, Inc.	3,190	417,890
Rayonier, Inc.	50,324	1,393,471
Ryman Hospitality Properties, Inc.	15,084	1,005,952
		13,760,568
Food and Staples Retailing — 1.4%
Performance Food Group Co.(2)	78,444	2,531,388

5

	Shares	Value
US Foods Holding Corp.(2)	116,759	$3,694,255
		6,225,643
Food Products — 0.6%
General Mills, Inc.	66,689	2,596,870
Health Care Equipment and Supplies — 6.8%
Danaher Corp.	29,918	3,085,144
DexCom, Inc.(2)	15,838	1,897,392
Globus Medical, Inc., Class A(2)	78,803	3,410,594
Hill-Rom Holdings, Inc.	36,941	3,271,126
ICU Medical, Inc.(2)	16,197	3,719,317
Integer Holdings Corp.(2)	25,773	1,965,449
Masimo Corp.(2)	2,941	315,775
Medtronic plc	66,989	6,093,319
NuVasive, Inc.(2)	68,225	3,381,231
STERIS plc	30,635	3,273,350
		30,412,697
Health Care Providers and Services — 1.5%
Amedisys, Inc.(2)	26,834	3,142,530
HCA Healthcare, Inc.	7,845	976,310
Tenet Healthcare Corp.(2)	45,559	780,881
UnitedHealth Group, Inc.	7,030	1,751,314
		6,651,035
Health Care Technology — 0.2%
athenahealth, Inc.(2)	6,012	793,163
Hotels, Restaurants and Leisure — 1.2%
Darden Restaurants, Inc.	31,342	3,129,812
Starbucks Corp.	35,479	2,284,848
		5,414,660
Household Durables — 3.0%
KB Home	215,664	4,119,183
NVR, Inc.(2)	1,770	4,313,472
PulteGroup, Inc.	145,208	3,773,956
Toll Brothers, Inc.	41,597	1,369,789
		13,576,400
Household Products — 0.2%
Procter & Gamble Co. (The)	11,604	1,066,640
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	252,523	3,651,483
Industrial Conglomerates — 1.7%
General Electric Co.	164,649	1,246,393
Honeywell International, Inc.(1)	49,780	6,576,933
		7,823,326
Insurance — 2.9%
Hartford Financial Services Group, Inc. (The)(1)	108,262	4,812,246
Progressive Corp. (The)	68,811	4,151,368
Travelers Cos., Inc. (The)	33,307	3,988,513
		12,952,127
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A(1)(2)	15,115	15,794,571
Facebook, Inc., Class A(1)(2)	67,958	8,908,614
		24,703,185

6

	Shares	Value
Internet and Direct Marketing Retail — 5.1%
Amazon.com, Inc.(2)	10,587	$15,901,357
eBay, Inc.(1)(2)	175,060	4,913,934
Stamps.com, Inc.(2)	12,586	1,958,885
		22,774,176
IT Services — 3.4%
Akamai Technologies, Inc.(2)	65,791	4,018,514
Booz Allen Hamilton Holding Corp.	32,769	1,476,899
International Business Machines Corp.	12,688	1,442,245
MAXIMUS, Inc.	8,536	555,608
Visa, Inc., Class A(1)	60,875	8,031,848
		15,525,114
Leisure Products — 0.7%
Brunswick Corp.	65,752	3,054,180
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	26,861	1,812,043
Thermo Fisher Scientific, Inc.(1)	23,980	5,366,484
		7,178,527
Machinery — 2.3%
Allison Transmission Holdings, Inc.	42,912	1,884,266
Parker-Hannifin Corp.	28,458	4,244,226
Snap-on, Inc.	27,669	4,020,029
		10,148,521
Media — 0.3%
Comcast Corp., Class A	33,564	1,142,854
Metals and Mining — 0.7%
Steel Dynamics, Inc.	109,296	3,283,252
Multiline Retail — 1.0%
Kohl's Corp.	70,018	4,644,994
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	43,392	4,720,616
ConocoPhillips(1)	92,522	5,768,747
Continental Resources, Inc.(2)	73,789	2,965,580
CVR Energy, Inc.	113,056	3,898,171
EOG Resources, Inc.	29,036	2,532,229
Exxon Mobil Corp.	43,017	2,933,329
HollyFrontier Corp.	35,994	1,840,013
Marathon Petroleum Corp.	41,374	2,441,480
Newfield Exploration Co.(2)	63,527	931,306
Occidental Petroleum Corp.	43,853	2,691,697
Phillips 66	24,721	2,129,714
		32,852,882
Paper and Forest Products — 1.2%
Domtar Corp.	99,774	3,505,060
Louisiana-Pacific Corp.	80,621	1,791,399
		5,296,459
Personal Products — 0.3%
Edgewell Personal Care Co.(2)	39,319	1,468,565
Pharmaceuticals — 5.7%
Allergan plc	13,459	1,798,930
Bristol-Myers Squibb Co.	58,176	3,023,988

7

	Shares	Value
Eli Lilly & Co.	10,661	$1,233,691
Horizon Pharma plc(2)	51,472	1,005,763
Jazz Pharmaceuticals plc(2)	6,161	763,718
Johnson & Johnson(1)	49,368	6,370,940
Merck & Co., Inc.	39,561	3,022,856
Pfizer, Inc.(1)	151,478	6,612,015
Zoetis, Inc.	22,542	1,928,243
		25,760,144
Professional Services — 2.5%
ASGN, Inc.(2)	10,395	566,528
CoStar Group, Inc.(2)	7,483	2,524,315
Insperity, Inc.	8,755	817,367
Korn/Ferry International	76,769	3,035,446
Robert Half International, Inc.	73,982	4,231,770
		11,175,426
Road and Rail — 1.1%
Norfolk Southern Corp.(1)	33,231	4,969,364
Semiconductors and Semiconductor Equipment — 4.7%
Broadcom, Inc.	10,325	2,625,441
Cabot Microelectronics Corp.	19,148	1,825,762
Cirrus Logic, Inc.(2)	73,404	2,435,545
Intel Corp.(1)	172,176	8,080,220
ON Semiconductor Corp.(2)	118,943	1,963,749
Qorvo, Inc.(2)	29,025	1,762,688
QUALCOMM, Inc.	41,784	2,377,927
		21,071,332
Software — 8.6%
Adobe, Inc.(1)(2)	24,670	5,581,341
Cadence Design Systems, Inc.(2)	75,880	3,299,262
Intuit, Inc.	14,221	2,799,404
LogMeIn, Inc.	7,171	584,938
Microsoft Corp.(1)	174,562	17,730,262
Proofpoint, Inc.(2)	10,813	906,238
Teradata Corp.(2)	78,001	2,992,118
Ultimate Software Group, Inc. (The)(2)	10,339	2,531,711
VMware, Inc., Class A	15,999	2,193,943
		38,619,217
Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	23,811	460,267
AutoZone, Inc.(2)	5,094	4,270,504
Foot Locker, Inc.	11,203	596,000
O'Reilly Automotive, Inc.(2)	7,822	2,693,349
Ross Stores, Inc.	21,133	1,758,265
Urban Outfitters, Inc.(2)	117,287	3,893,928
		13,672,313
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.(1)	116,163	18,323,552
HP, Inc.	132,911	2,719,359
Seagate Technology plc	37,288	1,438,944
		22,481,855

8

	Shares	Value
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(2)	32,380	$4,143,021
Michael Kors Holdings Ltd.(2)	39,757	1,507,585
NIKE, Inc., Class B	10,437	773,799
Ralph Lauren Corp.	19,623	2,030,196
Tapestry, Inc.	114,170	3,853,238
		12,307,839
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	109,882	3,755,767
Trading Companies and Distributors — 1.1%
HD Supply Holdings, Inc.(2)	87,485	3,282,437
W.W. Grainger, Inc.	5,837	1,648,135
		4,930,572
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	83,566	2,719,238
United States Cellular Corp.(2)	15,163	788,021
		3,507,259
TOTAL COMMON STOCKS (Cost $527,296,723)		571,731,474
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $6,337,348), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $6,214,741)		6,213,895
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,058,143), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,037,072)		1,037,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,250,895)		7,250,895
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.6% (Cost $534,547,618)		578,982,369
COMMON STOCKS SOLD SHORT — (28.6)%
Aerospace and Defense — (0.5)%
BWX Technologies, Inc.	(64,832)	(2,478,527)
Airlines — (0.2)%
Allegiant Travel Co.	(4,191)	(420,022)
Spirit Airlines, Inc.	(7,289)	(422,179)
		(842,201)
Banks — (3.5)%
First Financial Bancorp	(114,023)	(2,704,625)
First Midwest Bancorp, Inc.	(34,571)	(684,851)
Home BancShares, Inc.	(29,402)	(480,429)
Old National Bancorp	(61,154)	(941,772)
Pinnacle Financial Partners, Inc.	(73,729)	(3,398,907)
Sterling Bancorp	(73,955)	(1,220,997)
Union Bankshares Corp.	(83,505)	(2,357,346)
United Bankshares, Inc.	(126,145)	(3,924,371)
		(15,713,298)
Biotechnology — (1.1)%
Alnylam Pharmaceuticals, Inc.	(15,291)	(1,114,867)
Global Blood Therapeutics, Inc.	(30,093)	(1,235,318)
Immunomedics, Inc.	(59,178)	(844,470)
Sage Therapeutics, Inc.	(6,074)	(581,828)

9

	Shares	Value
Sarepta Therapeutics, Inc.	(9,436)	$(1,029,751)
		(4,806,234)
Chemicals — (0.1)%
Albemarle Corp.	(5,460)	(420,802)
Sensient Technologies Corp.	(3,567)	(199,217)
		(620,019)
Commercial Services and Supplies — (0.4)%
Healthcare Services Group, Inc.	(42,463)	(1,706,163)
Construction and Engineering — (1.4)%
Fluor Corp.	(53,012)	(1,706,986)
Granite Construction, Inc.	(78,699)	(3,169,996)
MasTec, Inc.	(6,507)	(263,924)
Valmont Industries, Inc.	(11,962)	(1,327,184)
		(6,468,090)
Consumer Finance — (0.7)%
SLM Corp.	(369,836)	(3,073,337)
Containers and Packaging — (1.9)%
AptarGroup, Inc.	(38,629)	(3,633,830)
Crown Holdings, Inc.	(39,265)	(1,632,246)
Graphic Packaging Holding Co.	(295,766)	(3,146,950)
		(8,413,026)
Distributors — (0.4)%
LKQ Corp.	(70,699)	(1,677,687)
Diversified Telecommunication Services — (0.3)%
Zayo Group Holdings, Inc.	(62,113)	(1,418,661)
Electronic Equipment, Instruments and Components — (1.1)%
Avnet, Inc.	(20,012)	(722,433)
Cognex Corp.	(20,805)	(804,529)
II-VI, Inc.	(103,693)	(3,365,875)
		(4,892,837)
Energy Equipment and Services — (0.8)%
Oceaneering International, Inc.	(166,261)	(2,011,758)
Patterson-UTI Energy, Inc.	(157,685)	(1,632,040)
		(3,643,798)
Health Care Equipment and Supplies — (1.6)%
Avanos Medical, Inc.	(83,665)	(3,747,355)
Wright Medical Group NV	(122,404)	(3,331,837)
		(7,079,192)
Health Care Providers and Services — (0.2)%
Henry Schein, Inc.	(13,134)	(1,031,282)
Hotels, Restaurants and Leisure — (1.2)%
Churchill Downs, Inc.	(9,331)	(2,276,204)
Planet Fitness, Inc., Class A	(39,953)	(2,142,280)
Scientific Games Corp., Class A	(43,517)	(778,084)
		(5,196,568)
Household Durables — (1.7)%
Leggett & Platt, Inc.	(103,027)	(3,692,488)
Mohawk Industries, Inc.	(13,954)	(1,632,060)
Tempur Sealy International, Inc.	(60,796)	(2,516,954)
		(7,841,502)

10

	Shares	Value
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(18,284)	$(956,253)
Insurance — (0.2)%
WR Berkley Corp.	(12,696)	(938,361)
Internet and Direct Marketing Retail — (0.3)%
Wayfair, Inc., Class A	(14,675)	(1,321,924)
IT Services — (0.7)%
Gartner, Inc.	(17,744)	(2,268,393)
Worldpay, Inc., Class A	(10,803)	(825,673)
		(3,094,066)
Life Sciences Tools and Services — (0.3)%
PerkinElmer, Inc.	(15,743)	(1,236,613)
Machinery — (1.7)%
Donaldson Co., Inc.	(58,434)	(2,535,451)
John Bean Technologies Corp.	(31,925)	(2,292,534)
Middleby Corp. (The)	(21,298)	(2,187,944)
Stanley Black & Decker, Inc.	(4,933)	(590,678)
		(7,606,607)
Marine — (0.2)%
Kirby Corp.	(15,610)	(1,051,490)
Media — (0.8)%
Loral Space & Communications, Inc.	(7,541)	(280,902)
New York Times Co. (The), Class A	(153,081)	(3,412,176)
		(3,693,078)
Metals and Mining — (0.5)%
Alcoa Corp.	(68,027)	(1,808,158)
Goldcorp, Inc.	(32,642)	(319,891)
		(2,128,049)
Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
Starwood Property Trust, Inc.	(41,744)	(822,774)
Oil, Gas and Consumable Fuels — (1.1)%
Matador Resources Co.	(22,502)	(349,456)
Noble Energy, Inc.	(16,865)	(316,387)
QEP Resources, Inc.	(73,864)	(415,854)
Targa Resources Corp.	(76,839)	(2,767,741)
Williams Cos., Inc. (The)	(42,853)	(944,909)
		(4,794,347)
Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.	(26,228)	(946,831)
Catalent, Inc.	(29,095)	(907,182)
		(1,854,013)
Professional Services — (0.3)%
Nielsen Holdings plc	(46,037)	(1,074,043)
TriNet Group, Inc.	(5,673)	(237,983)
		(1,312,026)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(30,855)	(3,012,065)
Kennedy-Wilson Holdings, Inc.	(118,761)	(2,157,888)
		(5,169,953)
Semiconductors and Semiconductor Equipment — (0.9)%
Cree, Inc.	(89,808)	(3,841,537)
11

	Shares	Value
First Solar, Inc.	(9,062)	$(384,727)
		(4,226,264)
Software — (0.6)%
2U, Inc.	(52,010)	(2,585,937)
Specialty Retail — (0.9)%
Monro, Inc.	(60,592)	(4,165,700)
Thrifts and Mortgage Finance — (0.4)%
TFS Financial Corp.	(112,387)	(1,812,802)
Trading Companies and Distributors — (0.3)%
GATX Corp.	(16,113)	(1,140,962)
Water Utilities — (0.4)%
Aqua America, Inc.	(54,361)	(1,858,603)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $153,017,439)		(128,672,244)
OTHER ASSETS AND LIABILITIES†		120,274
TOTAL NET ASSETS — 100.0%		$450,430,399

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $160,219,860.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $534,547,618)	$578,982,369
Cash	4,686
Receivable for capital shares sold	3,494
Dividends and interest receivable	427,253
579,417,802

Liabilities
Securities sold short, at value (proceeds of $153,017,439)	128,672,244
Dividend expense payable on securities sold short	190,655
Fees and charges payable on borrowings for securities sold short	124,504
128,987,403

Net Assets	$450,430,399

G Class Capital Shares, $0.01 Par Value
Shares authorized	320,000,000
Shares outstanding	34,452,857

Net Asset Value Per Share	$13.07

Net Assets Consist of:
Capital (par value and paid-in surplus)	$375,065,166
Distributable earnings	75,365,233
$450,430,399

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$5,896,179
Interest	45,979
5,942,158

Expenses:
Dividend expense on securities sold short	979,072
Fees and charges on borrowings for securities sold short	715,835
Management fees	3,001,560
Directors' fees and expenses	19,512
Other expenses	504
4,716,483
Fees waived	(3,001,560)
1,714,923

Net investment income (loss)	4,227,235

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	34,498,655
Securities sold short transactions	(488,834)
Futures contract transactions	(1,170,352)
32,839,469

Change in net unrealized appreciation (depreciation) on:
Investments	(104,836,709)
Securities sold short	28,842,307
(75,994,402)

Net realized and unrealized gain (loss)	(43,154,933)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,927,698)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$4,227,235	$10,307,697
Net realized gain (loss)	32,839,469	47,476,513
Change in net unrealized appreciation (depreciation)	(75,994,402)	27,946,512
Net increase (decrease) in net assets resulting from operations	(38,927,698)	85,730,722

Distributions to Shareholders
From earnings(1)	(74,248,723)	(18,520,743)

Capital Share Transactions
Proceeds from shares sold	10,906,746	18,649,225
Proceeds from reinvestment of distributions	74,248,723	18,520,743
Payments for shares redeemed	(95,245,452)	(129,145,890)
Net increase (decrease) in net assets from capital share transactions	(10,089,983)	(91,975,922)

Net increase (decrease) in net assets	(123,266,404)	(24,765,943)

Net Assets
Beginning of period	573,696,803	598,462,746
End of period	$450,430,399	$573,696,803

Transactions in Shares of the Fund
Sold	655,407	1,133,604
Issued in reinvestment of distributions	5,451,900	1,098,889
Redeemed	(5,614,019)	(7,709,753)
Net increase (decrease) in shares of the fund	493,288	(5,477,260)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(9,744,111). Distributions from net realized gains were $(8,776,632).

See Notes to Financial Statements.

15

Statement of Cash Flows

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(38,927,698)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(369,504,643)
Proceeds from investments sold	467,496,403
Purchases to cover securities sold short	(116,763,667)
Proceeds from securities sold short	103,179,144
(Increase) decrease in short-term investments	(4,089)
(Increase) decrease in receivable for investments sold	27,421,058
(Increase) decrease in dividends and interest receivable	122,315
Increase (decrease) in payable for investments purchased	(29,647,276)
Increase (decrease) in dividend expense payable on securities sold short	53,000
Increase (decrease) in fees and charges payable on borrowings for securities sold short	(18,542)
Change in net unrealized (appreciation) depreciation on investments	104,836,709
Net realized (gain) loss on investment transactions	(34,498,655)
Change in net unrealized (appreciation) depreciation on securities sold short	(28,842,307)
Net realized (gain) loss on securities sold short transactions	488,834
Net cash from (used in) operating activities	85,390,586

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	10,903,252
Payments for shares redeemed	(96,289,152)
Net cash from (used in) financing activities	(85,385,900)

Net Increase (Decrease) In Cash	4,686
Cash at beginning of period	—
Cash at end of period	4,686

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $74,248,723.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2018 was 1.09% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,884,376 and $6,392,689, respectively. The effect of interfund transactions on the Statement of Operations was $38,563 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2018 were $486,268,310 and $570,357,989, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

19

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$571,731,474	—	—
Temporary Cash Investments	—	$7,250,895	—
	$571,731,474	$7,250,895	—

Liabilities
Securities Sold Short
Common Stocks	$128,672,244	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2018, the effect of equity price risk derivative instruments on the Statement of Operations was $(1,170,352) in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

20

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$535,985,718
Gross tax appreciation of investments	$90,818,509
Gross tax depreciation of investments	(47,821,858)
Net tax appreciation (depreciation) of investments	42,996,651
Gross tax appreciation on securities sold short	25,162,019
Gross tax depreciation on securities sold short	(1,287,256)
Net tax appreciation (depreciation)	$66,871,414

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$16.89	0.13	(1.42)	(1.29)	(0.12)	(2.41)	(2.53)	$13.07	(8.07)%	0.62%(4)	1.71%(4)	0.01%(4)	1.53%(4)	0.44%(4)	69%	$450,430
2018	$15.18	0.28	1.95	2.23	(0.28)	(0.24)	(0.52)	$16.89	14.82%	0.66%	1.66%	0.10%	1.71%	0.71%	100%	$573,697
2017	$13.10	0.09	2.08	2.17	(0.09)	—	(0.09)	$15.18	16.45%	1.79%	1.79%	1.10%	0.64%	0.64%	111%	$598,463
2016	$14.41	0.14	(0.44)	(0.30)	(0.12)	(0.89)	(1.01)	$13.10	(1.96)%	1.68%	1.68%	1.10%	1.01%	1.01%	109%	$530,104
2015	$15.55	0.16	0.58	0.74	(0.14)	(1.74)	(1.88)	$14.41	4.86%	1.53%	1.53%	1.10%	1.03%	1.03%	106%	$474,697
2014	$13.05	0.13	3.33	3.46	(0.12)	(0.84)	(0.96)	$15.55	27.10%	1.57%	1.57%	1.10%	0.88%	0.88%	104%	$386,877

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91464 1902

Semiannual Report

December 31, 2018

NT Disciplined Growth Fund
Investor Class (ANTDX)
G Class (ANDGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Apple, Inc.	7.3%
Amazon.com, Inc.	5.9%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	5.2%
Facebook, Inc., Class A	3.3%
Visa, Inc., Class A	2.8%
UnitedHealth Group, Inc.	2.8%
Boeing Co. (The)	2.3%
AbbVie, Inc.	2.0%
Amgen, Inc.	1.8%

Top Five Industries	% of net assets
Software	13.0%
Interactive Media and Services	8.5%
Technology Hardware, Storage and Peripherals	8.1%
Biotechnology	7.3%
Internet and Direct Marketing Retail	6.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$895.50	$4.87	1.02%
G Class	$1,000	$900.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
G Class	$1,000	$1,025.16	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 3.4%
Astronics Corp.(1)	1,326	$40,377
Astronics Corp., Class B(1)	198	6,021
Boeing Co. (The)	31,379	10,119,728
Raytheon Co.	32,024	4,910,880
		15,077,006
Auto Components†
Stoneridge, Inc.(1)	2,699	66,530
Banks — 1.1%
Central Pacific Financial Corp.	108,767	2,648,477
Comerica, Inc.	23,341	1,603,293
Independent Bank Corp.	18,158	381,681
United Community Banks, Inc.	7,241	155,392
		4,788,843
Beverages — 1.8%
Coca-Cola Co. (The)	59,864	2,834,561
Constellation Brands, Inc., Class A	13,593	2,186,026
PepsiCo, Inc.	25,825	2,853,146
		7,873,733
Biotechnology — 7.3%
AbbVie, Inc.	97,673	9,004,474
Amgen, Inc.	42,156	8,206,509
Biogen, Inc.(1)	20,045	6,031,941
Celgene Corp.(1)	31,323	2,007,491
Genomic Health, Inc.(1)	8,650	557,147
Incyte Corp.(1)	58,104	3,694,833
Vertex Pharmaceuticals, Inc.(1)	17,169	2,845,075
		32,347,470
Building Products — 0.1%
Continental Building Products, Inc.(1)	10,598	269,719
Capital Markets — 1.2%
BGC Partners, Inc., Class A	8,241	42,606
Blucora, Inc.(1)	19,855	528,937
Interactive Brokers Group, Inc., Class A	36,872	2,015,055
LPL Financial Holdings, Inc.	9,155	559,187
TD Ameritrade Holding Corp.	46,087	2,256,420
		5,402,205
Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	644	39,580
Sherwin-Williams Co. (The)	980	385,591
		425,171

4

	Shares	Value
Commercial Services and Supplies — 2.0%
MSA Safety, Inc.	23,912	$2,254,184
Republic Services, Inc.	57,354	4,134,650
Waste Management, Inc.	30,238	2,690,880
		9,079,714
Communications Equipment — 0.1%
Arista Networks, Inc.(1)	1,411	297,298
Quantenna Communications, Inc.(1)	10,538	151,220
		448,518
Consumer Finance — 1.0%
Discover Financial Services	56,382	3,325,410
Synchrony Financial	57,208	1,342,100
		4,667,510
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	8,623	75,279
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	42,488	3,443,653
FLIR Systems, Inc.	52,956	2,305,704
National Instruments Corp.	69,419	3,150,234
Zebra Technologies Corp., Class A(1)	4,774	760,164
		9,659,755
Energy Equipment and Services — 0.9%
Halliburton Co.	142,297	3,782,254
Entertainment — 1.3%
Electronic Arts, Inc.(1)	54,407	4,293,257
Netflix, Inc.(1)	2,538	679,321
Walt Disney Co. (The)	6,125	671,606
		5,644,184
Equity Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The)	34,807	685,698
Tanger Factory Outlet Centers, Inc.	33,505	677,471
		1,363,169
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	1,073	73,318
Health Care Equipment and Supplies — 2.0%
CONMED Corp.	9,218	591,796
DexCom, Inc.(1)	20,539	2,460,572
ICU Medical, Inc.(1)	14,956	3,434,346
Integer Holdings Corp.(1)	28,497	2,173,181
Surmodics, Inc.(1)	2,680	126,657
		8,786,552
Health Care Providers and Services — 3.0%
Ensign Group, Inc. (The)	24,538	951,829
UnitedHealth Group, Inc.	49,873	12,424,362
		13,376,191
Health Care Technology — 0.1%
athenahealth, Inc.(1)	1,375	181,404

5

	Shares	Value
Computer Programs & Systems, Inc.	3,635	$91,238
HealthStream, Inc.	15,177	366,525
		639,167
Hotels, Restaurants and Leisure — 2.9%
Darden Restaurants, Inc.	35,049	3,499,993
Ruth's Hospitality Group, Inc.	27,746	630,666
Starbucks Corp.	100,798	6,491,391
Texas Roadhouse, Inc.	36,938	2,205,199
		12,827,249
Household Durables — 0.6%
PulteGroup, Inc.	107,246	2,787,323
Insurance — 2.1%
Progressive Corp. (The)	83,627	5,045,217
Travelers Cos., Inc. (The)	34,160	4,090,660
		9,135,877
Interactive Media and Services — 8.5%
Alphabet, Inc., Class A(1)	22,102	23,095,706
Facebook, Inc., Class A(1)	113,555	14,885,925
		37,981,631
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	17,534	26,335,542
eBay, Inc.(1)	138,284	3,881,632
		30,217,174
IT Services — 6.6%
Accenture plc, Class A	3,287	463,500
Akamai Technologies, Inc.(1)	39,716	2,425,853
Booz Allen Hamilton Holding Corp.	26,969	1,215,493
EVERTEC, Inc.	34,103	978,756
Fidelity National Information Services, Inc.	37,465	3,842,036
MasterCard, Inc., Class A	16,429	3,099,331
MAXIMUS, Inc.	10,687	695,617
NIC, Inc.	14,950	186,576
PayPal Holdings, Inc.(1)	4,664	392,196
VeriSign, Inc.(1)	25,658	3,804,825
Visa, Inc., Class A	95,057	12,541,820
		29,646,003
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc.	16,519	3,696,787
Machinery — 0.2%
Global Brass & Copper Holdings, Inc.	8,309	208,972
Hyster-Yale Materials Handling, Inc.	117	7,249
Lydall, Inc.(1)	1,865	37,878
Parker-Hannifin Corp.	4,777	712,442
		966,541
Media†
Entravision Communications Corp., Class A	31,635	92,058

6

	Shares	Value
Metals and Mining — 0.7%
Steel Dynamics, Inc.	109,268	$3,282,411
Oil, Gas and Consumable Fuels — 2.0%
Continental Resources, Inc.(1)	63,740	2,561,711
CVR Energy, Inc.	94,705	3,265,428
EOG Resources, Inc.	37,259	3,249,357
		9,076,496
Personal Products — 0.4%
Medifast, Inc.	14,495	1,812,165
Pharmaceuticals — 4.1%
Allergan plc	21,987	2,938,782
Bristol-Myers Squibb Co.	93,773	4,874,321
Eli Lilly & Co.	45,828	5,303,216
Zoetis, Inc.	61,273	5,241,292
		18,357,611
Professional Services — 2.5%
ASGN, Inc.(1)	1,290	70,305
BG Staffing, Inc.	24,429	504,459
CoStar Group, Inc.(1)	10,945	3,692,186
Insperity, Inc.	18,386	1,716,517
Kforce, Inc.	42,996	1,329,436
Robert Half International, Inc.	64,767	3,704,672
TrueBlue, Inc.(1)	4,807	106,956
		11,124,531
Real Estate Management and Development†
Newmark Group, Inc., Class A	3,822	30,652
Road and Rail — 0.5%
ArcBest Corp.	66,611	2,282,093
Semiconductors and Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(1)	16,530	305,144
Broadcom, Inc.	7,768	1,975,247
Intel Corp.	87,116	4,088,354
Micron Technology, Inc.(1)	77,217	2,450,095
ON Semiconductor Corp.(1)	185,429	3,061,433
Qorvo, Inc.(1)	17,651	1,071,945
		12,952,218
Software — 13.0%
Adobe, Inc.(1)	35,414	8,012,063
Cadence Design Systems, Inc.(1)	78,882	3,429,789
Cornerstone OnDemand, Inc.(1)	11,802	595,175
Fortinet, Inc.(1)	8,167	575,202
Intuit, Inc.	26,752	5,266,131
LogMeIn, Inc.	8,835	720,671
Microsoft Corp.	248,182	25,207,846
salesforce.com, Inc.(1)	21,453	2,938,417
Teradata Corp.(1)	95,433	3,660,810
Ultimate Software Group, Inc. (The)(1)	15,343	3,757,041

7

	Shares	Value
VMware, Inc., Class A	26,655	$3,655,200
		57,818,345
Specialty Retail — 5.0%
AutoZone, Inc.(1)	4,814	4,035,769
Burlington Stores, Inc.(1)	27,795	4,521,413
Home Depot, Inc. (The)	23,515	4,040,347
O'Reilly Automotive, Inc.(1)	13,959	4,806,502
Ross Stores, Inc.	59,748	4,971,034
		22,375,065
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	205,272	32,379,605
Immersion Corp.(1)	51,956	465,526
NetApp, Inc.	55,544	3,314,310
		36,159,441
Textiles, Apparel and Luxury Goods — 1.9%
Columbia Sportswear Co.	7,357	618,650
Deckers Outdoor Corp.(1)	31,759	4,063,564
NIKE, Inc., Class B	11,722	869,069
Tapestry, Inc.	90,065	3,039,694
		8,590,977
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	38,062	1,300,959
Merchants Bancorp	1,175	23,453
Mr Cooper Group, Inc.(1)	1,853	21,625
		1,346,037
Trading Companies and Distributors — 0.7%
HD Supply Holdings, Inc.(1)	2,673	100,291
W.W. Grainger, Inc.	11,053	3,120,925
		3,221,216
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	7,520	478,347
TOTAL COMMON STOCKS (Cost $388,394,698)		440,104,536
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $5,361,769), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $5,258,037)		5,257,321
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $897,818), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $877,061)		877,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,134,321)		6,134,321
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $394,529,019)		446,238,857
OTHER ASSETS AND LIABILITIES†		209,916
TOTAL NET ASSETS — 100.0%		$446,448,773

8

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $394,529,019)	$446,238,857
Cash	4,280
Receivable for capital shares sold	135,190
Dividends and interest receivable	158,501
446,536,828

Liabilities
Accrued management fees	88,055

Net Assets	$446,448,773

Net Assets Consist of:
Capital (par value and paid-in surplus)	$395,421,004
Distributable earnings	51,027,769
$446,448,773

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$98,885,801	9,570,129	$10.33
G Class, $0.01 Par Value	$347,562,972	33,584,723	$10.35

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$3,286,677
Interest	33,667
3,320,344

Expenses:
Management fees	2,273,698
Directors' fees and expenses	18,766
Other expenses	224
2,292,688
Fees waived - G Class	(1,669,046)
623,642

Net investment income (loss)	2,696,702

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	18,635,453
Change in net unrealized appreciation (depreciation) on investments	(69,783,724)

Net realized and unrealized gain (loss)	(51,148,271)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,451,569)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$2,696,702	$5,503,263
Net realized gain (loss)	18,635,453	59,983,314
Change in net unrealized appreciation (depreciation)	(69,783,724)	38,144,547
Net increase (decrease) in net assets resulting from operations	(48,451,569)	103,631,124

Distributions to Shareholders
From earnings:(1)
Investor Class	(12,462,035)	(3,614,812)
G Class	(45,689,352)	(18,356,862)
Decrease in net assets from distributions	(58,151,387)	(21,971,674)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,042,345	(86,893,311)

Net increase (decrease) in net assets	(104,560,611)	(5,233,861)

Net Assets
Beginning of period	551,009,384	556,243,245
End of period	$446,448,773	$551,009,384

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(261,486) and $(4,961,641), for Investor Class and G Class, respectively. Distributions from net realized gains were $(3,353,326) and $(13,395,221) for Investor Class and G Class, respectively.

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%
G Class		0.0500% to 0.1100%	0.00%(1)

(1) Effective annual management fee before waiver was 0.81%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,277,332 and $3,195,884, respectively. The effect of interfund transactions on the Statement of Operations was $(141,698) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $291,861,779 and $349,182,399, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	110,148	$1,175,274	216,714	$2,721,186
Issued in reinvestment of distributions	1,150,659	12,462,035	290,418	3,614,812
Redeemed	(900,881)	(11,638,622)	(628,753)	(7,892,158)
	359,926	1,998,687	(121,621)	(1,556,160)
G Class/Shares Authorized	330,000,000		330,000,000
Sold	1,635,147	20,975,194	902,193	11,218,441
Issued in reinvestment of distributions	4,203,989	45,689,352	1,459,107	18,356,862
Redeemed	(4,992,446)	(66,620,888)	(9,039,547)	(114,912,454)
	846,690	43,658	(6,678,247)	(85,337,151)
Net increase (decrease)	1,206,616	$2,042,345	(6,799,868)	$(86,893,311)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$440,104,536	—	—
Temporary Cash Investments	—	$6,134,321	—
	$440,104,536	$6,134,321	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$396,434,939
Gross tax appreciation of investments	$79,568,080
Gross tax depreciation of investments	(29,764,162)
Net tax appreciation (depreciation) of investments	$49,803,918

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$13.13	0.02	(1.32)	(1.30)	(0.02)	(1.48)	(1.50)	$10.33	(10.45)%	1.02%(4)	0.23%(4)	56%	$98,886
2018	$11.41	0.03	2.10	2.13	(0.03)	(0.38)	(0.41)	$13.13	18.85%	1.01%	0.22%	105%	$120,907
2017	$9.49	0.05	1.92	1.97	(0.05)	—	(0.05)	$11.41	20.83%	1.02%	0.51%	131%	$106,476
2016	$9.77	0.06	(0.27)	(0.21)	(0.07)	—	(0.07)	$9.49	(2.18)%	1.02%	0.62%	118%	$92,560
2015(5)	$10.00	0.02	(0.25)	(0.23)	—	—	—	$9.77	(2.30)%	1.01%(4)	0.55%(4)	29%	$94,459
G Class
2018(3)	$13.14	0.08	(1.32)	(1.24)	(0.07)	(1.48)	(1.55)	$10.35	(9.96)%	0.01%(4)(6)	1.24%(4)(6)	56%	$347,563
2018	$11.41	0.15	2.10	2.25	(0.14)	(0.38)	(0.52)	$13.14	19.98%	0.07%(7)	1.16%(7)	105%	$430,102
2017	$9.49	0.08	1.92	2.00	(0.08)	—	(0.08)	$11.41	21.08%	0.82%	0.71%	131%	$449,768
2016	$9.78	0.08	(0.28)	(0.20)	(0.09)	—	(0.09)	$9.49	(2.03)%	0.82%	0.82%	118%	$397,955
2015(5)	$10.00	0.02	(0.24)	(0.22)	—	—	—	$9.78	(2.20)%	0.81%(4)	0.75%(4)	29%	$357,113

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through June 30, 2015.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.82% and 0.43%, respectively.

(7)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.81% and 0.42%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 1902

Semiannual Report

December 31, 2018

NT Equity Growth Fund
G Class (ACLEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Microsoft Corp.	4.5%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
JPMorgan Chase & Co.	2.3%
Pfizer, Inc.	2.1%
Facebook, Inc., Class A	2.1%
Intel Corp.	2.0%
Visa, Inc., Class A	1.9%
Bank of America Corp.	1.9%

Top Five Industries	% of net assets
Software	7.9%
Banks	6.3%
Interactive Media and Services	5.9%
Pharmaceuticals	5.6%
Oil, Gas and Consumable Fuels	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$910.80	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.16	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Aerospace and Defense — 3.2%
Boeing Co. (The)	67,607	$21,803,257
Raytheon Co.	83,786	12,848,583
Teledyne Technologies, Inc.(1)	6,614	1,369,561
Textron, Inc.	147,124	6,766,233
		42,787,634
Banks — 6.3%
Bank of America Corp.	1,007,330	24,820,611
Comerica, Inc.	78,463	5,389,623
Fifth Third Bancorp	135,620	3,191,139
JPMorgan Chase & Co.	315,202	30,770,019
SunTrust Banks, Inc.	217,995	10,995,668
Wells Fargo & Co.	199,887	9,210,793
		84,377,853
Beverages — 1.6%
Coca-Cola Co. (The)	313,564	14,847,255
Constellation Brands, Inc., Class A	36,528	5,874,433
		20,721,688
Biotechnology — 4.5%
AbbVie, Inc.	222,343	20,497,801
Alexion Pharmaceuticals, Inc.(1)	22,758	2,215,719
Amgen, Inc.	98,019	19,081,359
Biogen, Inc.(1)	45,166	13,591,353
Celgene Corp.(1)	81,012	5,192,059
		60,578,291
Capital Markets — 0.7%
Evercore, Inc., Class A	46,564	3,332,120
Houlihan Lokey, Inc.	20,835	766,728
LPL Financial Holdings, Inc.	78,152	4,773,524
TD Ameritrade Holding Corp.	9,399	460,175
		9,332,547
Chemicals — 0.5%
CF Industries Holdings, Inc.	166,655	7,251,159
Commercial Services and Supplies — 2.4%
MSA Safety, Inc.	44,149	4,161,926
Republic Services, Inc.	185,123	13,345,517
Waste Management, Inc.	161,649	14,385,145
		31,892,588
Communications Equipment — 1.7%
Cisco Systems, Inc.	526,771	22,824,987
Consumer Finance — 2.6%
American Express Co.	145,905	13,907,665

4

	Shares	Value
Capital One Financial Corp.	70,605	$5,337,032
Discover Financial Services	183,970	10,850,551
Synchrony Financial	198,023	4,645,619
		34,740,867
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	3,707	2,374,630
H&R Block, Inc.	320,528	8,131,795
		10,506,425
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	62,106	12,680,803
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	101,683	2,902,033
Verizon Communications, Inc.	425,030	23,895,186
		26,797,219
Electric Utilities — 0.8%
OGE Energy Corp.	284,609	11,153,827
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	136,329	8,463,304
National Instruments Corp.	20,009	908,009
		9,371,313
Energy Equipment and Services — 0.7%
Halliburton Co.	356,855	9,485,206
Entertainment — 0.9%
Electronic Arts, Inc.(1)	148,700	11,733,917
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brixmor Property Group, Inc.	576,438	8,467,874
GEO Group, Inc. (The)	156,215	3,077,436
Healthcare Trust of America, Inc., Class A	197,843	5,007,406
Highwoods Properties, Inc.	46,852	1,812,704
Host Hotels & Resorts, Inc.	312,791	5,214,226
PotlatchDeltic Corp.	59,752	1,890,553
PS Business Parks, Inc.	22,177	2,905,187
Weingarten Realty Investors	96,343	2,390,270
		30,765,656
Food and Staples Retailing — 0.8%
US Foods Holding Corp.(1)	350,843	11,100,673
Food Products — 1.0%
General Mills, Inc.	330,155	12,856,236
Health Care Equipment and Supplies — 3.7%
Danaher Corp.	86,311	8,900,390
DexCom, Inc.(1)	4,173	499,926
Hill-Rom Holdings, Inc.	63,991	5,666,403
ICU Medical, Inc.(1)	25,344	5,819,743
Integer Holdings Corp.(1)	31,657	2,414,163
Medtronic plc	210,228	19,122,339
STERIS plc	66,979	7,156,706

5

	Shares	Value
Varian Medical Systems, Inc.(1)	1,069	$121,128
		49,700,798
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	25,203	2,951,523
Cigna Corp.	1,963	372,817
UnitedHealth Group, Inc.	57,693	14,372,480
		17,696,820
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	109,036	10,888,335
Starbucks Corp.	106,260	6,843,144
		17,731,479
Household Durables — 0.5%
NVR, Inc.(1)	2,481	6,046,172
Household Products — 0.2%
Procter & Gamble Co. (The)	33,187	3,050,549
Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	435,750	6,300,945
NRG Energy, Inc.	290,319	11,496,632
		17,797,577
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	75,707	10,002,409
Insurance — 2.9%
Hartford Financial Services Group, Inc. (The)	282,378	12,551,702
Progressive Corp. (The)	225,552	13,607,552
Travelers Cos., Inc. (The)	111,084	13,302,309
		39,461,563
Interactive Media and Services — 5.9%
Alphabet, Inc., Class A(1)	48,970	51,171,691
Facebook, Inc., Class A(1)	209,704	27,490,098
		78,661,789
Internet and Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	32,804	49,270,624
eBay, Inc.(1)	399,003	11,200,014
		60,470,638
IT Services — 2.8%
Akamai Technologies, Inc.(1)	46,592	2,845,839
International Business Machines Corp.	65,278	7,420,150
MAXIMUS, Inc.	31,517	2,051,442
Visa, Inc., Class A	189,474	24,999,200
		37,316,631
Leisure Products†
Brunswick Corp.	4,692	217,943
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	106,566	7,188,942
Thermo Fisher Scientific, Inc.	71,398	15,978,159
		23,167,101

6

	Shares	Value
Machinery — 1.7%
Caterpillar, Inc.	125,804	$15,985,914
Parker-Hannifin Corp.	44,661	6,660,742
		22,646,656
Multiline Retail — 0.7%
Kohl's Corp.	146,734	9,734,334
Oil, Gas and Consumable Fuels — 5.1%
Chevron Corp.	132,865	14,454,383
ConocoPhillips	230,420	14,366,687
Continental Resources, Inc.(1)	116,674	4,689,128
CVR Energy, Inc.	11,026	380,177
EOG Resources, Inc.	44,866	3,912,764
Exxon Mobil Corp.	123,779	8,440,490
HollyFrontier Corp.	49,714	2,541,380
Marathon Petroleum Corp.	131,489	7,759,166
Phillips 66	132,275	11,395,491
		67,939,666
Paper and Forest Products — 0.4%
Domtar Corp.	104,612	3,675,020
Louisiana-Pacific Corp.	54,484	1,210,634
		4,885,654
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	134,595	5,027,123
Pharmaceuticals — 5.6%
Allergan plc	90,792	12,135,259
Bristol-Myers Squibb Co.	175,571	9,126,181
Jazz Pharmaceuticals plc(1)	24,597	3,049,044
Johnson & Johnson	98,087	12,658,127
Merck & Co., Inc.	5,213	398,325
Pfizer, Inc.	655,240	28,601,226
Zoetis, Inc.	100,094	8,562,041
		74,530,203
Professional Services — 1.4%
CoStar Group, Inc.(1)	21,407	7,221,437
Robert Half International, Inc.	196,690	11,250,668
		18,472,105
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	22,650	2,867,490
Road and Rail — 0.9%
Norfolk Southern Corp.	84,201	12,591,418
Semiconductors and Semiconductor Equipment — 3.6%
Broadcom, Inc.	38,239	9,723,413
Intel Corp.	564,148	26,475,465
QUALCOMM, Inc.	219,523	12,493,054
		48,691,932
Software — 7.9%
Adobe, Inc.(1)	80,542	18,221,822

7

	Shares	Value
Intuit, Inc.	40,396	$7,951,953
LogMeIn, Inc.	37,246	3,038,156
Microsoft Corp.	597,733	60,711,741
Ultimate Software Group, Inc. (The)(1)	21,721	5,318,821
VMware, Inc., Class A	80,381	11,022,647
		106,265,140
Specialty Retail — 2.8%
AutoZone, Inc.(1)	14,302	11,989,938
O'Reilly Automotive, Inc.(1)	33,715	11,609,086
Ross Stores, Inc.	170,234	14,163,469
		37,762,493
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	284,683	44,905,896
Seagate Technology plc	101,878	3,931,472
		48,837,368
Textiles, Apparel and Luxury Goods — 2.2%
Deckers Outdoor Corp.(1)	93,594	11,975,352
Michael Kors Holdings Ltd.(1)	195,557	7,415,522
Tapestry, Inc.	303,220	10,233,675
		29,624,549
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	96,844	3,310,128
TOTAL COMMON STOCKS (Cost $1,146,371,430)		1,315,466,617
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $20,603,557), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $20,204,948)		20,202,198
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,441,636), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $3,372,234)		3,372,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,574,198)		23,574,198
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,169,945,628)		1,339,040,815
OTHER ASSETS AND LIABILITIES — 0.1%		848,790
TOTAL NET ASSETS — 100.0%		$1,339,889,605

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,169,945,628)	$1,339,040,815
Cash	14,652
Dividends and interest receivable	834,138

Net Assets	$1,339,889,605

G Class Capital Shares, $0.01 Par Value
Shares authorized	985,000,000
Shares outstanding	120,282,271

Net Asset Value Per Share	$11.14

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,160,797,903
Distributable earnings	179,091,702
$1,339,889,605

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$14,806,702
Interest	179,160
14,985,862

Expenses:
Management fees	3,711,610
Directors' fees and expenses	57,067
Other expenses	1,520
3,770,197
Fees waived	(3,711,610)
58,587

Net investment income (loss)	14,927,275

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	61,757,866
Futures contract transactions	651,780
62,409,646

Change in net unrealized appreciation (depreciation) on investments	(206,550,576)

Net realized and unrealized gain (loss)	(144,140,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(129,213,655)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$14,927,275	$33,983,049
Net realized gain (loss)	62,409,646	164,821,845
Change in net unrealized appreciation (depreciation)	(206,550,576)	71,664,277
Net increase (decrease) in net assets resulting from operations	(129,213,655)	270,469,171

Distributions to Shareholders
From earnings(1)	(180,742,351)	(132,600,513)

Capital Share Transactions
Proceeds from shares sold	83,426,456	80,237,665
Proceeds from reinvestment of distributions	180,742,351	132,600,513
Payments for shares redeemed	(287,162,971)	(449,428,027)
Net increase (decrease) in net assets from capital share transactions	(22,994,164)	(236,589,849)

Net increase (decrease) in net assets	(332,950,170)	(98,721,191)

Net Assets
Beginning of period	1,672,839,775	1,771,560,966
End of period	$1,339,889,605	$1,672,839,775

Transactions in Shares of the Fund
Sold	6,101,221	5,859,218
Issued in reinvestment of distributions	15,387,572	9,709,545
Redeemed	(20,489,337)	(32,236,842)
Net increase (decrease) in shares of the fund	999,456	(16,668,079)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(32,706,722). Distributions from net realized gains were $(99,893,791).

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. Effective July 31, 2017, the investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2018 was 0.46% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $15,229,974 and $10,492,270, respectively. The effect of interfund transactions on the Statement of Operations was $(314,799) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $700,180,887 and $890,821,788, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,315,466,617	—	—
Temporary Cash Investments	—	$23,574,198	—
	$1,315,466,617	$23,574,198	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average notional exposure to equity price risk derivative instruments held during the period was $18,575 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2018, the effect of equity price risk derivative instruments on the Statement of Operations was $651,780 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,177,759,799
Gross tax appreciation of investments	$252,627,130
Gross tax depreciation of investments	(91,346,114)
Net tax appreciation (depreciation) of investments	$161,281,016

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$14.02	0.13	(1.31)	(1.18)	(0.12)	(1.58)	(1.70)	$11.14	(8.92)%	0.01%(4)	0.47%(4)	1.84%(4)	1.38%(4)	45%	$1,339,890
2018	$13.03	0.27	1.79	2.06	(0.26)	(0.81)	(1.07)	$14.02	16.11%	0.04%	0.46%	1.93%	1.51%	83%	$1,672,840
2017	$11.20	0.19	1.83	2.02	(0.19)	—	(0.19)	$13.03	18.09%	0.47%	0.47%	1.54%	1.54%	88%	$1,771,561
2016	$12.30	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$11.20	(2.65)%	0.47%	0.47%	1.65%	1.65%	94%	$1,563,685
2015	$13.04	0.21	0.53	0.74	(0.20)	(1.28)	(1.48)	$12.30	5.97%	0.47%	0.47%	1.66%	1.66%	84%	$1,381,049
2014	$11.58	0.20	2.59	2.79	(0.19)	(1.14)	(1.33)	$13.04	25.29%	0.47%	0.47%	1.64%	1.64%	77%	$1,124,703

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 1902

Semiannual Report

December 31, 2018

NT Small Company Fund
G Class (ACLOX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
PS Business Parks, Inc.	0.8%
Investment Technology Group, Inc.	0.8%
Generac Holdings, Inc.	0.8%
Haemonetics Corp.	0.8%
Deckers Outdoor Corp.	0.8%
Louisiana-Pacific Corp.	0.8%
Globus Medical, Inc., Class A	0.7%
Green Dot Corp., Class A	0.7%
Integer Holdings Corp.	0.7%
Stewart Information Services Corp.	0.7%

Top Five Industries	% of net assets
Banks	7.5%
Software	7.2%
Equity Real Estate Investment Trusts (REITs)	6.2%
Specialty Retail	4.9%
Health Care Equipment and Supplies	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$817.20	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.16	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	35,981	$1,267,611
Curtiss-Wright Corp.	17,450	1,781,994
Vectrus, Inc.(1)	19,330	417,141
		3,466,746
Air Freight and Logistics — 0.2%
Forward Air Corp.	921	50,517
Hub Group, Inc., Class A(1)	15,948	591,192
		641,709
Banks — 7.5%
Bancorp, Inc. (The)(1)	204,753	1,629,834
Bank of NT Butterfield & Son Ltd. (The)	61,583	1,930,627
Banner Corp.	3,776	201,940
Bryn Mawr Bank Corp.	2,057	70,761
Camden National Corp.	7,783	279,955
Central Pacific Financial Corp.	84,265	2,051,853
Customers Bancorp, Inc.(1)	60,230	1,096,186
Enterprise Financial Services Corp.	36,400	1,369,732
Financial Institutions, Inc.	40,326	1,036,378
First Citizens BancShares, Inc., Class A	5,103	1,924,086
First Merchants Corp.	2,005	68,711
Franklin Financial Network, Inc.(1)	72,184	1,903,492
Hanmi Financial Corp.	23,619	465,294
Hilltop Holdings, Inc.	112,775	2,010,778
Independent Bank Corp.	80,856	1,699,593
International Bancshares Corp.	70,251	2,416,634
Lakeland Bancorp, Inc.	12,129	179,631
OFG Bancorp	114,098	1,878,053
Peapack Gladstone Financial Corp.	12,081	304,200
Renasant Corp.	20,325	613,409
UMB Financial Corp.	22,552	1,374,995
United Community Banks, Inc.	96,654	2,074,195
		26,580,337
Biotechnology — 4.2%
Acorda Therapeutics, Inc.(1)	52,046	810,877
Arcus Biosciences, Inc.(1)	10,498	113,063
Ardelyx, Inc.(1)	36,219	64,832
BioSpecifics Technologies Corp.(1)	12,280	744,168
CareDx, Inc.(1)	2,805	70,518
ChemoCentryx, Inc.(1)	21,592	235,569
Emergent BioSolutions, Inc.(1)	22,296	1,321,707
Exelixis, Inc.(1)	39,438	775,745
Genomic Health, Inc.(1)	17,123	1,102,892
Halozyme Therapeutics, Inc.(1)	70,165	1,026,514
Inovio Pharmaceuticals, Inc.(1)	35,119	140,476
Ligand Pharmaceuticals, Inc.(1)	9,059	1,229,306

4

	Shares	Value
Loxo Oncology, Inc.(1)	10,721	$1,501,691
Myriad Genetics, Inc.(1)	31,491	915,443
Pieris Pharmaceuticals, Inc.(1)	210,994	561,244
Protagonist Therapeutics, Inc.(1)	37,559	252,772
Prothena Corp. plc(1)	6,587	67,846
Puma Biotechnology, Inc.(1)	5,841	118,864
REGENXBIO, Inc.(1)	16,007	671,494
Spark Therapeutics, Inc.(1)	21,885	856,579
Vanda Pharmaceuticals, Inc.(1)	37,643	983,612
Veracyte, Inc.(1)	33,084	416,197
Vericel Corp.(1)	43,221	752,045
Voyager Therapeutics, Inc.(1)	7,932	74,561
		14,808,015
Building Products — 1.0%
Armstrong Flooring, Inc.(1)	14,237	168,566
Continental Building Products, Inc.(1)	77,789	1,979,730
Insteel Industries, Inc.	3,932	95,469
Patrick Industries, Inc.(1)	49,889	1,477,213
		3,720,978
Capital Markets — 1.8%
Blucora, Inc.(1)	67,268	1,792,020
Investment Technology Group, Inc.	94,867	2,868,778
Piper Jaffray Cos.	4,605	303,193
Waddell & Reed Financial, Inc., Class A	73,691	1,332,333
		6,296,324
Chemicals — 0.5%
FutureFuel Corp.	15,737	249,589
Kraton Corp.(1)	50,354	1,099,731
OMNOVA Solutions, Inc.(1)	61,645	451,858
Tredegar Corp.	6,194	98,237
		1,899,415
Commercial Services and Supplies — 2.5%
Brady Corp., Class A	39,754	1,727,709
Herman Miller, Inc.	70,229	2,124,427
McGrath RentCorp	12,854	661,724
MSA Safety, Inc.	23,973	2,259,935
Steelcase, Inc., Class A	136,796	2,028,684
US Ecology, Inc.	3,866	243,481
		9,045,960
Communications Equipment — 0.9%
Ciena Corp.(1)	52,000	1,763,320
Comtech Telecommunications Corp.	11,415	277,841
Lumentum Holdings, Inc.(1)	11,964	502,608
Quantenna Communications, Inc.(1)	46,203	663,013
		3,206,782
Construction and Engineering — 1.3%
Comfort Systems USA, Inc.	46,304	2,022,559
EMCOR Group, Inc.	40,645	2,426,100
Sterling Construction Co., Inc.(1)	10,919	118,908
		4,567,567

5

	Shares	Value
Consumer Finance — 1.3%
Enova International, Inc.(1)	98,302	$1,912,957
Green Dot Corp., Class A(1)	33,263	2,645,074
		4,558,031
Distributors — 0.3%
Core-Mark Holding Co., Inc.	50,104	1,164,918
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	27,607	785,695
Career Education Corp.(1)	11,171	127,573
K12, Inc.(1)	39,224	972,363
		1,885,631
Diversified Financial Services — 0.5%
On Deck Capital, Inc.(1)	315,116	1,859,184
Diversified Telecommunication Services — 0.1%
Ooma, Inc.(1)	12,651	175,596
Windstream Holdings, Inc.(1)	61,791	129,143
		304,739
Electric Utilities — 0.4%
Otter Tail Corp.	8,894	441,498
PNM Resources, Inc.	21,812	896,255
		1,337,753
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	4,777	213,484
Atkore International Group, Inc.(1)	103,070	2,044,909
AZZ, Inc.	8,342	336,683
Encore Wire Corp.	8,271	415,039
Generac Holdings, Inc.(1)	57,685	2,866,944
		5,877,059
Electronic Equipment, Instruments and Components — 1.9%
Insight Enterprises, Inc.(1)	31,693	1,291,490
PC Connection, Inc.	22,405	666,101
Sanmina Corp.(1)	16,450	395,787
ScanSource, Inc.(1)	18,523	636,821
Tech Data Corp.(1)	29,061	2,377,480
Vishay Precision Group, Inc.(1)	51,357	1,552,522
		6,920,201
Energy Equipment and Services — 1.4%
Exterran Corp.(1)	31,949	565,497
Mammoth Energy Services, Inc.	6,353	114,227
Matrix Service Co.(1)	96,059	1,723,298
Newpark Resources, Inc.(1)	46,716	320,939
SEACOR Holdings, Inc.(1)	44,791	1,657,267
Unit Corp.(1)	37,559	536,343
		4,917,571
Entertainment — 0.5%
Glu Mobile, Inc.(1)	93,416	753,867
IMAX Corp.(1)	59,692	1,122,807
		1,876,674
Equity Real Estate Investment Trusts (REITs) — 6.2%
American Assets Trust, Inc.	31,622	1,270,256
Americold Realty Trust	18,894	482,553

6

	Shares	Value
CareTrust REIT, Inc.	110,540	$2,040,568
Chesapeake Lodging Trust	85,492	2,081,730
City Office REIT, Inc.	56,917	583,399
Franklin Street Properties Corp.	73,518	458,017
GEO Group, Inc. (The)	106,223	2,092,593
Industrial Logistics Properties Trust	43,663	858,842
InfraREIT, Inc.	19,003	399,443
Lexington Realty Trust	172,035	1,412,407
LTC Properties, Inc.	12,843	535,296
MedEquities Realty Trust, Inc.	7,722	52,819
Pebblebrook Hotel Trust	45,237	1,280,660
PS Business Parks, Inc.	22,437	2,939,247
RLJ Lodging Trust	131,943	2,163,865
Select Income REIT	86,889	639,503
Sunstone Hotel Investors, Inc.	173,176	2,253,020
Whitestone REIT	42,881	525,721
		22,069,939
Food and Staples Retailing — 0.1%
Natural Grocers by Vitamin Cottage, Inc.(1)	11,868	181,937
Smart & Final Stores, Inc.(1)	20,160	95,558
		277,495
Food Products — 0.4%
Cal-Maine Foods, Inc.	13,098	554,045
Lancaster Colony Corp.	4,165	736,622
		1,290,667
Health Care Equipment and Supplies — 4.8%
AngioDynamics, Inc.(1)	82,417	1,659,054
Atrion Corp.	268	198,609
Cardiovascular Systems, Inc.(1)	23,650	673,789
CONMED Corp.	33,492	2,150,186
Globus Medical, Inc., Class A(1)	61,182	2,647,957
Haemonetics Corp.(1)	27,620	2,763,381
Integer Holdings Corp.(1)	34,394	2,622,886
Meridian Bioscience, Inc.	10,878	188,842
Orthofix Medical, Inc.(1)	7,189	377,351
Quidel Corp.(1)	8,872	433,131
STAAR Surgical Co.(1)	57,916	1,848,100
Surmodics, Inc.(1)	32,149	1,519,362
		17,082,648
Health Care Providers and Services — 3.2%
Amedisys, Inc.(1)	19,708	2,308,004
Brookdale Senior Living, Inc.(1)	183,852	1,231,808
CorVel Corp.(1)	2,821	174,112
Ensign Group, Inc. (The)	51,536	1,999,082
Molina Healthcare, Inc.(1)	8,992	1,045,050
National Healthcare Corp.	20,304	1,592,849
Tenet Healthcare Corp.(1)	86,398	1,480,862
Tivity Health, Inc.(1)	69,488	1,723,997
		11,555,764
Health Care Technology — 0.8%
Computer Programs & Systems, Inc.	40,433	1,014,868

7

	Shares	Value
HealthStream, Inc.	79,473	$1,919,273
		2,934,141
Hotels, Restaurants and Leisure — 2.4%
BJ's Restaurants, Inc.	37,745	1,908,765
Brinker International, Inc.	17,961	789,925
Carrols Restaurant Group, Inc.(1)	10,287	101,224
Cheesecake Factory, Inc. (The)	38,877	1,691,538
International Speedway Corp., Class A	57,824	2,536,160
Ruth's Hospitality Group, Inc.	63,553	1,444,560
Town Sports International Holdings, Inc.(1)	38,585	246,944
		8,719,116
Household Durables — 0.4%
Hooker Furniture Corp.	7,394	194,758
ZAGG, Inc.(1)	122,383	1,196,906
		1,391,664
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	22,407	379,126
TerraForm Power, Inc., Class A	123,721	1,388,150
		1,767,276
Insurance — 1.6%
Employers Holdings, Inc.	48,485	2,034,915
FBL Financial Group, Inc., Class A	2,819	185,067
National Western Life Group, Inc., Class A	249	74,874
Safety Insurance Group, Inc.	2,275	186,118
Stewart Information Services Corp.	62,047	2,568,746
Universal Insurance Holdings, Inc.	14,944	566,677
		5,616,397
Interactive Media and Services — 1.6%
Care.com, Inc.(1)	120,544	2,327,705
Liberty TripAdvisor Holdings, Inc., Class A(1)	42,018	667,666
Meet Group, Inc. (The)(1)	47,359	219,272
QuinStreet, Inc.(1)	153,807	2,496,287
		5,710,930
Internet and Direct Marketing Retail — 1.5%
Liberty Expedia Holdings, Inc., Class A(1)	22,403	876,181
Nutrisystem, Inc.	58,217	2,554,562
PetMed Express, Inc.	86,165	2,004,198
		5,434,941
IT Services — 1.7%
Carbonite, Inc.(1)	57,524	1,453,056
Endurance International Group Holdings, Inc.(1)	250,242	1,664,109
EVERTEC, Inc.	80,284	2,304,151
Science Applications International Corp.	8,075	514,378
		5,935,694
Leisure Products — 1.4%
Callaway Golf Co.	110,825	1,695,623
Johnson Outdoors, Inc., Class A	3,314	194,664
Malibu Boats, Inc., Class A(1)	49,564	1,724,827
MasterCraft Boat Holdings, Inc.(1)	69,871	1,306,588
		4,921,702

8

	Shares	Value
Life Sciences Tools and Services — 1.0%
Medpace Holdings, Inc.(1)	42,093	$2,227,983
NeoGenomics, Inc.(1)	104,399	1,316,471
		3,544,454
Machinery — 2.2%
Columbus McKinnon Corp.	6,435	193,951
Global Brass & Copper Holdings, Inc.	71,360	1,794,704
Harsco Corp.(1)	108,599	2,156,776
Navistar International Corp.(1)	56,982	1,478,683
SPX FLOW, Inc.(1)	22,262	677,210
TriMas Corp.(1)	53,766	1,467,274
		7,768,598
Marine — 0.1%
Safe Bulkers, Inc.(1)	100,654	179,164
Media — 0.9%
Emerald Expositions Events, Inc.	15,543	191,800
Gray Television, Inc.(1)	64,332	948,254
MSG Networks, Inc., Class A(1)	7,065	166,451
New Media Investment Group, Inc.	122,368	1,415,798
Nexstar Media Group, Inc., Class A	8,242	648,151
		3,370,454
Metals and Mining — 1.2%
Kaiser Aluminum Corp.	19,229	1,716,957
Schnitzer Steel Industries, Inc., Class A	47,979	1,033,947
Worthington Industries, Inc.	48,909	1,703,990
		4,454,894
Oil, Gas and Consumable Fuels — 3.7%
Arch Coal, Inc., Class A	25,526	2,118,403
CVR Energy, Inc.	53,046	1,829,026
Delek US Holdings, Inc.	47,018	1,528,555
Denbury Resources, Inc.(1)	469,730	803,238
Evolution Petroleum Corp.	43,486	296,575
NACCO Industries, Inc., Class A	33,138	1,123,378
Renewable Energy Group, Inc.(1)	80,523	2,069,441
Southwestern Energy Co.(1)	521,668	1,778,888
W&T Offshore, Inc.(1)	363,662	1,498,287
		13,045,791
Paper and Forest Products — 1.3%
Louisiana-Pacific Corp.	122,981	2,732,638
Verso Corp., Class A(1)	77,580	1,737,792
		4,470,430
Personal Products — 0.7%
Medifast, Inc.	15,601	1,950,437
Natural Health Trends Corp.	29,691	548,987
		2,499,424
Pharmaceuticals — 1.5%
Assertio Therapeutics, Inc.(1)	61,554	222,210
Collegium Pharmaceutical, Inc.(1)	18,867	323,947
Corcept Therapeutics, Inc.(1)	36,628	489,350
Horizon Pharma plc(1)	70,100	1,369,754
Innoviva, Inc.(1)	69,977	1,221,099

9

	Shares	Value
Phibro Animal Health Corp., Class A	26,133	$840,437
Supernus Pharmaceuticals, Inc.(1)	27,060	898,933
		5,365,730
Professional Services — 3.4%
ASGN, Inc.(1)	39,341	2,144,085
Barrett Business Services, Inc.	15,528	888,978
BG Staffing, Inc.	56,483	1,166,374
Heidrick & Struggles International, Inc.	67,154	2,094,533
Insperity, Inc.	18,773	1,752,647
Kforce, Inc.	67,504	2,087,224
TrueBlue, Inc.(1)	85,892	1,911,097
		12,044,938
Real Estate Management and Development — 0.3%
Marcus & Millichap, Inc.(1)	30,715	1,054,446
RMR Group, Inc. (The), Class A	999	53,027
		1,107,473
Road and Rail — 2.1%
ArcBest Corp.	56,715	1,943,056
Covenant Transportation Group, Inc., Class A(1)	27,172	521,702
Marten Transport Ltd.	49,408	799,915
Saia, Inc.(1)	34,652	1,934,275
USA Truck, Inc.(1)	18,512	277,125
Werner Enterprises, Inc.	69,524	2,053,739
		7,529,812
Semiconductors and Semiconductor Equipment — 3.3%
Cabot Microelectronics Corp.	24,294	2,316,433
Diodes, Inc.(1)	72,612	2,342,463
Lattice Semiconductor Corp.(1)	341,415	2,362,592
Nanometrics, Inc.(1)	71,839	1,963,360
Rudolph Technologies, Inc.(1)	45,950	940,596
SMART Global Holdings, Inc.(1)	57,541	1,708,968
		11,634,412
Software — 7.2%
Altair Engineering, Inc.(1)	7,633	210,518
Appfolio, Inc., Class A(1)	30,726	1,819,594
Aspen Technology, Inc.(1)	8,424	692,284
ChannelAdvisor Corp.(1)	7,528	85,443
CommVault Systems, Inc.(1)	12,449	735,611
Cornerstone OnDemand, Inc.(1)	48,318	2,436,677
Envestnet, Inc.(1)	49,551	2,437,414
Fair Isaac Corp.(1)	11,286	2,110,482
Model N, Inc.(1)	114,275	1,511,858
New Relic, Inc.(1)	30,677	2,483,917
Paylocity Holding Corp.(1)	36,120	2,174,785
Progress Software Corp.	63,145	2,241,016
SPS Commerce, Inc.(1)	25,851	2,129,605
Upland Software, Inc.(1)	19,258	523,433
Verint Systems, Inc.(1)	28,581	1,209,262
Workiva, Inc.(1)	15,287	548,651
Zendesk, Inc.(1)	27,827	1,624,262

10

	Shares	Value
Zix Corp.(1)	104,452	$598,510
		25,573,322
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A	48,332	969,057
American Eagle Outfitters, Inc.	128,639	2,486,592
Asbury Automotive Group, Inc.(1)	11,061	737,326
Barnes & Noble Education, Inc.(1)	268,061	1,074,925
Buckle, Inc. (The)	89,021	1,721,666
Caleres, Inc.	57,699	1,605,763
Cato Corp. (The), Class A	22,440	320,219
Citi Trends, Inc.	7,390	150,682
Conn's, Inc.(1)	15,528	292,858
Genesco, Inc.(1)	45,793	2,028,630
MarineMax, Inc.(1)	62,305	1,140,805
Shoe Carnival, Inc.	56,289	1,886,244
Tailored Brands, Inc.	108,405	1,478,644
Tilly's, Inc., Class A	54,209	588,710
Zumiez, Inc.(1)	50,579	969,599
		17,451,720
Technology Hardware, Storage and Peripherals — 0.2%
Immersion Corp.(1)	43,178	386,875
Pure Storage, Inc., Class A(1)	18,463	296,885
		683,760
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	86,811	2,255,350
Deckers Outdoor Corp.(1)	21,498	2,750,669
G-III Apparel Group Ltd.(1)	37,528	1,046,656
Movado Group, Inc.	46,191	1,460,560
Oxford Industries, Inc.	8,950	635,808
Vera Bradley, Inc.(1)	104,113	892,248
		9,041,291
Thrifts and Mortgage Finance — 4.4%
Essent Group Ltd.(1)	73,219	2,502,625
Flagstar Bancorp, Inc.(1)	72,119	1,903,942
MGIC Investment Corp.(1)	222,019	2,322,319
NMI Holdings, Inc., Class A(1)	113,045	2,017,853
Radian Group, Inc.	140,385	2,296,699
TrustCo Bank Corp. NY	83,734	574,415
Walker & Dunlop, Inc.	42,487	1,837,563
Washington Federal, Inc.	87,389	2,334,160
		15,789,576
Trading Companies and Distributors — 1.4%
Applied Industrial Technologies, Inc.	44,315	2,390,351
Rush Enterprises, Inc., Class A	58,468	2,015,976
Veritiv Corp.(1)	29,275	730,997
		5,137,324
Wireless Telecommunication Services — 0.5%
Boingo Wireless, Inc.(1)	23,721	487,941
Shenandoah Telecommunications Co.	14,128	625,164

11

	Shares	Value
Spok Holdings, Inc.	38,772	$514,117
		1,627,222
TOTAL COMMON STOCKS (Cost $382,458,060)		351,963,757
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $3,481,551), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $3,414,195)		3,413,730
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $582,513), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $569,040)		569,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,262	3,262
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,985,992)		3,985,992
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $386,444,052)		355,949,749
OTHER ASSETS AND LIABILITIES — 0.1%		413,424
TOTAL NET ASSETS — 100.0%		$356,363,173

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $386,444,052)	$355,949,749
Dividends and interest receivable	1,249,998
357,199,747

Liabilities
Payable for investments purchased	836,574

Net Assets	$356,363,173

G Class Capital Shares, $0.01 Par Value
Shares authorized	340,000,000
Shares outstanding	50,392,787

Net Asset Value Per Share	$7.07

Net Assets Consist of:
Capital (par value and paid-in surplus)	$397,209,068
Distributable earnings	(40,845,895)
$356,363,173

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,379)	$2,611,438
Interest	34,518
2,645,956

Expenses:
Management fees	1,345,384
Directors' fees and expenses	14,285
Other expenses	424
1,360,093
Fees waived	(1,345,384)
14,709

Net investment income (loss)	2,631,247

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,759,373
Futures contract transactions	129,464
10,888,837

Change in net unrealized appreciation (depreciation) on investments	(90,120,250)

Net realized and unrealized gain (loss)	(79,231,413)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(76,600,166)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$2,631,247	$3,964,550
Net realized gain (loss)	10,888,837	43,989,451
Change in net unrealized appreciation (depreciation)	(90,120,250)	12,517,018
Net increase (decrease) in net assets resulting from operations	(76,600,166)	60,471,019

Distributions to Shareholders
From earnings:(1)	(56,176,953)	(59,035,626)

Capital Share Transactions
Proceeds from shares sold	50,188,598	29,785,693
Proceeds from reinvestment of distributions	56,176,953	59,035,626
Payments for shares redeemed	(41,253,562)	(105,178,093)
Net increase (decrease) in net assets from capital share transactions	65,111,989	(16,356,774)

Net increase (decrease) in net assets	(67,665,130)	(14,921,381)

Net Assets
Beginning of period	424,028,303	438,949,684
End of period	$356,363,173	$424,028,303

Transactions in Shares of the Fund
Sold	5,433,132	2,936,932
Issued in reinvestment of distributions	7,412,688	6,185,583
Redeemed	(4,220,090)	(10,098,030)
Net increase (decrease) in shares of the fund	8,625,730	(975,515)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(2,762,976). Distributions from net realized gains were $(56,272,650).

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily

17

based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2018 was 0.66% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,361,104 and $3,839,004, respectively. The effect of interfund transactions on the Statement of Operations was $1,277,861 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $237,449,145 and $227,203,906, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$351,963,757	—	—
Temporary Cash Investments	3,262	$3,982,730	—
	$351,967,019	$3,982,730	—

18

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2018, the effect of equity price risk derivative instruments on the Statement of Operations was $129,464 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$387,763,946
Gross tax appreciation of investments	$22,536,540
Gross tax depreciation of investments	(54,350,737)
Net tax appreciation (depreciation) of investments	$(31,814,197)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$10.15	0.06	(1.83)	(1.77)	(0.10)	(1.21)	(1.31)	$7.07	(18.28)%	0.01%(4)	0.67%(4)	1.29%(4)	0.63%(4)	57%	$356,363
2018	$10.27	0.09	1.26	1.35	(0.06)	(1.41)	(1.47)	$10.15	14.13%	0.06%	0.66%	0.90%	0.30%	99%	$424,028
2017	$8.51	0.05	1.77	1.82	(0.06)	—	(0.06)	$10.27	21.42%	0.67%	0.67%	0.57%	0.57%	118%	$438,950
2016	$10.13	0.05	(0.89)	(0.84)	(0.05)	(0.73)	(0.78)	$8.51	(8.27)%	0.67%	0.67%	0.56%	0.56%	107%	$392,337
2015	$11.00	0.04	0.41	0.45	(0.03)	(1.29)	(1.32)	$10.13	5.12%	0.67%	0.67%	0.43%	0.43%	119%	$353,174
2014	$9.89	0.04	2.48	2.52	(0.04)	(1.37)	(1.41)	$11.00	26.77%	0.67%	0.67%	0.38%	0.38%	96%	$371,130

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91463 1902

Semiannual Report

December 31, 2018

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
PS Business Parks, Inc.	0.8%
Investment Technology Group, Inc.	0.8%
Generac Holdings, Inc.	0.8%
Haemonetics Corp.	0.8%
Deckers Outdoor Corp.	0.8%
Louisiana-Pacific Corp.	0.8%
Globus Medical, Inc., Class A	0.7%
Green Dot Corp., Class A	0.7%
Integer Holdings Corp.	0.7%
Nutrisystem, Inc.	0.7%

Top Five Industries	% of net assets
Banks	7.5%
Software	7.0%
Equity Real Estate Investment Trusts (REITs)	6.1%
Specialty Retail	4.8%
Health Care Equipment and Supplies	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$814.90	$3.98	0.87%
I Class	$1,000	$815.60	$3.07	0.67%
A Class	$1,000	$813.80	$5.12	1.12%
C Class	$1,000	$810.80	$8.54	1.87%
R Class	$1,000	$812.40	$6.26	1.37%
R5 Class	$1,000	$815.80	$3.07	0.67%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
I Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%
R5 Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	57,760	$2,034,885
Curtiss-Wright Corp.	27,645	2,823,107
Vectrus, Inc.(1)	28,912	623,921
		5,481,913
Air Freight and Logistics — 0.2%
Forward Air Corp.	1,344	73,718
Hub Group, Inc., Class A(1)	26,997	1,000,779
		1,074,497
Banks — 7.5%
Bancorp, Inc. (The)(1)	318,153	2,532,498
Bank of NT Butterfield & Son Ltd. (The)	102,149	3,202,371
Banner Corp.	10,091	539,667
Bryn Mawr Bank Corp.	5,118	176,059
Camden National Corp.	14,469	520,450
Central Pacific Financial Corp.	129,334	3,149,283
Customers Bancorp, Inc.(1)	96,439	1,755,190
Enterprise Financial Services Corp.	64,105	2,412,271
Financial Institutions, Inc.	59,984	1,541,589
First Citizens BancShares, Inc., Class A	7,451	2,809,400
First Merchants Corp.	10,868	372,446
Franklin Financial Network, Inc.(1)	111,968	2,952,596
Hanmi Financial Corp.	34,998	689,461
Hilltop Holdings, Inc.	187,745	3,347,493
Independent Bank Corp.	124,546	2,617,957
International Bancshares Corp.	104,880	3,607,872
Lakeland Bancorp, Inc.	30,371	449,795
OFG Bancorp	187,451	3,085,443
Peapack Gladstone Financial Corp.	25,118	632,471
Renasant Corp.	37,828	1,141,649
UMB Financial Corp.	36,345	2,215,955
United Community Banks, Inc.	155,703	3,341,386
		43,093,302
Biotechnology — 4.1%
Acorda Therapeutics, Inc.(1)	83,530	1,301,397
Arcus Biosciences, Inc.(1)	18,246	196,509
Ardelyx, Inc.(1)	56,811	101,692
BioSpecifics Technologies Corp.(1)	19,834	1,201,940
CareDx, Inc.(1)	4,483	112,703
ChemoCentryx, Inc.(1)	35,138	383,356
Emergent BioSolutions, Inc.(1)	35,182	2,085,589
Exelixis, Inc.(1)	60,296	1,186,022
Genomic Health, Inc.(1)	27,784	1,789,567
Halozyme Therapeutics, Inc.(1)	118,027	1,726,735
Inovio Pharmaceuticals, Inc.(1)	60,524	242,096
Ligand Pharmaceuticals, Inc.(1)	14,293	1,939,560

6

	Shares	Value
Loxo Oncology, Inc.(1)	17,055	$2,388,894
Myriad Genetics, Inc.(1)	50,754	1,475,419
Pieris Pharmaceuticals, Inc.(1)	349,298	929,133
Protagonist Therapeutics, Inc.(1)	60,954	410,220
Prothena Corp. plc(1)	10,529	108,449
Puma Biotechnology, Inc.(1)	9,627	195,910
REGENXBIO, Inc.(1)	25,879	1,085,624
Spark Therapeutics, Inc.(1)	35,635	1,394,754
Vanda Pharmaceuticals, Inc.(1)	59,352	1,550,868
Veracyte, Inc.(1)	54,742	688,654
Vericel Corp.(1)	70,278	1,222,837
Voyager Therapeutics, Inc.(1)	14,092	132,465
		23,850,393
Building Products — 1.0%
Armstrong Flooring, Inc.(1)	21,898	259,272
Continental Building Products, Inc.(1)	122,630	3,120,934
Insteel Industries, Inc.	7,806	189,530
Patrick Industries, Inc.(1)	78,730	2,331,195
		5,900,931
Capital Markets — 1.7%
Blucora, Inc.(1)	106,895	2,847,683
Investment Technology Group, Inc.	151,088	4,568,901
Piper Jaffray Cos.	6,854	451,267
Waddell & Reed Financial, Inc., Class A	118,362	2,139,985
		10,007,836
Chemicals — 0.5%
FutureFuel Corp.	25,628	406,460
Kraton Corp.(1)	80,320	1,754,189
OMNOVA Solutions, Inc.(1)	96,783	709,419
Tredegar Corp.	12,910	204,753
		3,074,821
Commercial Services and Supplies — 2.5%
Brady Corp., Class A	63,735	2,769,923
Herman Miller, Inc.	112,580	3,405,545
McGrath RentCorp	20,802	1,070,887
MSA Safety, Inc.	37,801	3,563,500
Steelcase, Inc., Class A	224,634	3,331,322
US Ecology, Inc.	7,084	446,151
		14,587,328
Communications Equipment — 0.9%
Ciena Corp.(1)	84,413	2,862,445
Comtech Telecommunications Corp.	17,927	436,343
Lumentum Holdings, Inc.(1)	18,660	783,907
Quantenna Communications, Inc.(1)	75,912	1,089,337
		5,172,032
Construction and Engineering — 1.2%
Comfort Systems USA, Inc.	75,707	3,306,882
EMCOR Group, Inc.	62,966	3,758,440
Sterling Construction Co., Inc.(1)	15,700	170,973
		7,236,295

7

	Shares	Value
Consumer Finance — 1.3%
Enova International, Inc.(1)	159,073	$3,095,561
Green Dot Corp., Class A(1)	52,601	4,182,831
		7,278,392
Distributors — 0.3%
Core-Mark Holding Co., Inc.	80,656	1,875,252
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	44,496	1,266,356
Career Education Corp.(1)	20,577	234,990
K12, Inc.(1)	59,727	1,480,632
		2,981,978
Diversified Financial Services — 0.5%
On Deck Capital, Inc.(1)	499,698	2,948,218
Diversified Telecommunication Services — 0.1%
Ooma, Inc.(1)	17,295	240,055
Windstream Holdings, Inc.(1)	90,010	188,121
		428,176
Electric Utilities — 0.4%
Otter Tail Corp.	16,351	811,664
PNM Resources, Inc.	38,240	1,571,281
		2,382,945
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	6,902	308,450
Atkore International Group, Inc.(1)	164,064	3,255,030
AZZ, Inc.	15,256	615,732
Encore Wire Corp.	14,870	746,177
Generac Holdings, Inc.(1)	91,357	4,540,443
		9,465,832
Electronic Equipment, Instruments and Components — 2.0%
Insight Enterprises, Inc.(1)	52,147	2,124,990
PC Connection, Inc.	34,166	1,015,755
Sanmina Corp.(1)	29,359	706,378
ScanSource, Inc.(1)	30,965	1,064,577
Tech Data Corp.(1)	46,838	3,831,817
Vishay Precision Group, Inc.(1)	84,050	2,540,831
		11,284,348
Energy Equipment and Services — 1.4%
Exterran Corp.(1)	51,085	904,204
Mammoth Energy Services, Inc.	9,875	177,552
Matrix Service Co.(1)	155,123	2,782,907
Newpark Resources, Inc.(1)	74,879	514,419
SEACOR Holdings, Inc.(1)	70,824	2,620,488
Unit Corp.(1)	62,438	891,615
		7,891,185
Entertainment — 0.5%
Glu Mobile, Inc.(1)	153,900	1,241,973
IMAX Corp.(1)	96,653	1,818,043
		3,060,016
Equity Real Estate Investment Trusts (REITs) — 6.1%
American Assets Trust, Inc.	54,979	2,208,506
Americold Realty Trust	24,954	637,325

8

	Shares	Value
CareTrust REIT, Inc.	173,392	$3,200,816
Chesapeake Lodging Trust	129,774	3,159,997
City Office REIT, Inc.	88,963	911,871
Franklin Street Properties Corp.	127,985	797,347
GEO Group, Inc. (The)	165,855	3,267,343
Industrial Logistics Properties Trust	67,466	1,327,053
InfraREIT, Inc.(1)	30,361	638,188
Lexington Realty Trust	290,342	2,383,708
LTC Properties, Inc.	26,081	1,087,056
MedEquities Realty Trust, Inc.	19,471	133,182
Pebblebrook Hotel Trust	72,500	2,052,475
PS Business Parks, Inc.	35,064	4,593,384
RLJ Lodging Trust	203,774	3,341,894
Select Income REIT	134,258	988,139
Sunstone Hotel Investors, Inc.	274,467	3,570,816
Whitestone REIT	74,830	917,416
		35,216,516
Food and Staples Retailing — 0.1%
Natural Grocers by Vitamin Cottage, Inc.(1)	16,471	252,501
Smart & Final Stores, Inc.(1)	35,280	167,227
		419,728
Food Products — 0.4%
Cal-Maine Foods, Inc.	20,790	879,417
Lancaster Colony Corp.	7,169	1,267,909
		2,147,326
Health Care Equipment and Supplies — 4.7%
AngioDynamics, Inc.(1)	131,083	2,638,701
Atrion Corp.	371	274,941
Cardiovascular Systems, Inc.(1)	37,659	1,072,905
CONMED Corp.	52,915	3,397,143
Globus Medical, Inc., Class A(1)	96,916	4,194,525
Haemonetics Corp.(1)	43,847	4,386,892
Integer Holdings Corp.(1)	54,543	4,159,449
Meridian Bioscience, Inc.	20,987	364,334
Orthofix Medical, Inc.(1)	11,134	584,424
Quidel Corp.(1)	13,042	636,710
STAAR Surgical Co.(1)	92,240	2,943,378
Surmodics, Inc.(1)	51,038	2,412,056
		27,065,458
Health Care Providers and Services — 3.2%
Amedisys, Inc.(1)	31,282	3,663,435
Brookdale Senior Living, Inc.(1)	299,645	2,007,621
CorVel Corp.(1)	5,297	326,931
Ensign Group, Inc. (The)	83,517	3,239,624
Molina Healthcare, Inc.(1)	14,308	1,662,876
National Healthcare Corp.	33,484	2,626,820
Tenet Healthcare Corp.(1)	138,206	2,368,851
Tivity Health, Inc.(1)	110,263	2,735,625
		18,631,783
Health Care Technology — 0.8%
Computer Programs & Systems, Inc.	66,438	1,667,594

9

	Shares	Value
HealthStream, Inc.	128,029	$3,091,900
		4,759,494
Hotels, Restaurants and Leisure — 2.4%
BJ's Restaurants, Inc.	61,083	3,088,967
Brinker International, Inc.	29,198	1,284,128
Carrols Restaurant Group, Inc.(1)	16,109	158,512
Cheesecake Factory, Inc. (The)	64,085	2,788,338
International Speedway Corp., Class A	90,331	3,961,918
Ruth's Hospitality Group, Inc.	103,231	2,346,441
Town Sports International Holdings, Inc.(1)	58,694	375,642
		14,003,946
Household Durables — 0.4%
Hooker Furniture Corp.	10,333	272,171
ZAGG, Inc.(1)	194,953	1,906,641
		2,178,812
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	35,494	600,559
TerraForm Power, Inc., Class A	198,282	2,224,724
		2,825,283
Insurance — 1.6%
Employers Holdings, Inc.	80,085	3,361,168
FBL Financial Group, Inc., Class A	2,991	196,359
National Western Life Group, Inc., Class A	631	189,742
Safety Insurance Group, Inc.	5,301	433,675
Stewart Information Services Corp.	96,258	3,985,081
Universal Insurance Holdings, Inc.	22,970	871,022
		9,037,047
Interactive Media and Services — 1.6%
Care.com, Inc.(1)	191,627	3,700,317
Liberty TripAdvisor Holdings, Inc., Class A(1)	68,749	1,092,422
Meet Group, Inc. (The)(1)	67,857	314,178
QuinStreet, Inc.(1)	244,928	3,975,181
		9,082,098
Internet and Direct Marketing Retail — 1.5%
Liberty Expedia Holdings, Inc., Class A(1)	36,697	1,435,220
Nutrisystem, Inc.	92,020	4,037,838
PetMed Express, Inc.	139,056	3,234,442
		8,707,500
IT Services — 1.6%
Carbonite, Inc.(1)	91,214	2,304,066
Endurance International Group Holdings, Inc.(1)	399,477	2,656,522
EVERTEC, Inc.	126,783	3,638,672
Science Applications International Corp.	13,788	878,295
		9,477,555
Leisure Products — 1.4%
Callaway Golf Co.	180,135	2,756,066
Johnson Outdoors, Inc., Class A	5,580	327,769
Malibu Boats, Inc., Class A(1)	78,740	2,740,152
MasterCraft Boat Holdings, Inc.(1)	110,789	2,071,754
		7,895,741
10

	Shares	Value
Life Sciences Tools and Services — 1.0%
Medpace Holdings, Inc.(1)	66,760	$3,533,607
NeoGenomics, Inc.(1)	165,557	2,087,674
		5,621,281
Machinery — 2.1%
Columbus McKinnon Corp.	10,593	319,273
Global Brass & Copper Holdings, Inc.	110,905	2,789,261
Harsco Corp.(1)	172,337	3,422,613
Navistar International Corp.(1)	91,106	2,364,201
SPX FLOW, Inc.(1)	36,289	1,103,911
TriMas Corp.(1)	89,046	2,430,065
		12,429,324
Marine — 0.1%
Safe Bulkers, Inc.(1)	169,781	302,210
Media — 1.0%
Emerald Expositions Events, Inc.	25,090	309,611
Gray Television, Inc.(1)	105,156	1,549,999
MSG Networks, Inc., Class A(1)	13,235	311,817
New Media Investment Group, Inc.	195,769	2,265,047
Nexstar Media Group, Inc., Class A	14,022	1,102,690
		5,539,164
Metals and Mining — 1.2%
Kaiser Aluminum Corp.	30,872	2,756,561
Schnitzer Steel Industries, Inc., Class A	76,427	1,647,002
Worthington Industries, Inc.	77,491	2,699,786
		7,103,349
Oil, Gas and Consumable Fuels — 3.6%
Arch Coal, Inc., Class A	40,312	3,345,493
CVR Energy, Inc.	87,010	3,000,105
Delek US Holdings, Inc.	75,041	2,439,583
Denbury Resources, Inc.(1)	754,854	1,290,800
Evolution Petroleum Corp.	62,617	427,048
NACCO Industries, Inc., Class A	52,946	1,794,869
Renewable Energy Group, Inc.(1)	128,598	3,304,968
Southwestern Energy Co.(1)	833,182	2,841,151
W&T Offshore, Inc.(1)	580,564	2,391,924
		20,835,941
Paper and Forest Products — 1.2%
Louisiana-Pacific Corp.	196,034	4,355,876
Verso Corp., Class A(1)	123,873	2,774,755
		7,130,631
Personal Products — 0.7%
Medifast, Inc.	25,175	3,147,379
Natural Health Trends Corp.	46,749	864,389
		4,011,768
Pharmaceuticals — 1.5%
Assertio Therapeutics, Inc.(1)	96,043	346,715
Collegium Pharmaceutical, Inc.(1)	27,661	474,939
Corcept Therapeutics, Inc.(1)	58,670	783,831
Horizon Pharma plc(1)	110,469	2,158,564
Innoviva, Inc.(1)	113,979	1,988,934

11

	Shares	Value
Phibro Animal Health Corp., Class A	42,706	$1,373,425
Supernus Pharmaceuticals, Inc.(1)	43,181	1,434,473
		8,560,881
Professional Services — 3.4%
ASGN, Inc.(1)	64,336	3,506,312
Barrett Business Services, Inc.	25,783	1,476,077
BG Staffing, Inc.	89,177	1,841,505
Heidrick & Struggles International, Inc.	106,337	3,316,651
Insperity, Inc.	30,711	2,867,179
Kforce, Inc.	108,561	3,356,706
TrueBlue, Inc.(1)	134,967	3,003,016
		19,367,446
Real Estate Management and Development — 0.3%
Marcus & Millichap, Inc.(1)	46,488	1,595,933
RMR Group, Inc. (The), Class A	1,791	95,066
		1,690,999
Road and Rail — 2.1%
ArcBest Corp.	89,152	3,054,347
Covenant Transportation Group, Inc., Class A(1)	40,028	768,538
Marten Transport Ltd.	85,862	1,390,106
Saia, Inc.(1)	56,346	3,145,234
USA Truck, Inc.(1)	27,857	417,019
Werner Enterprises, Inc.	109,712	3,240,892
		12,016,136
Semiconductors and Semiconductor Equipment — 3.2%
Cabot Microelectronics Corp.	39,796	3,794,549
Diodes, Inc.(1)	113,700	3,667,962
Lattice Semiconductor Corp.(1)	541,935	3,750,190
Nanometrics, Inc.(1)	112,171	3,065,634
Rudolph Technologies, Inc.(1)	75,792	1,551,462
SMART Global Holdings, Inc.(1)	92,202	2,738,399
		18,568,196
Software — 7.0%
Altair Engineering, Inc.(1)	13,937	384,382
Appfolio, Inc., Class A(1)	49,171	2,911,907
Aspen Technology, Inc.(1)	13,743	1,129,400
ChannelAdvisor Corp.(1)	12,033	136,575
CommVault Systems, Inc.(1)	18,579	1,097,833
Cornerstone OnDemand, Inc.(1)	76,593	3,862,585
Envestnet, Inc.(1)	78,251	3,849,167
Fair Isaac Corp.(1)	17,559	3,283,533
Model N, Inc.(1)	180,287	2,385,197
New Relic, Inc.(1)	49,780	4,030,687
Paylocity Holding Corp.(1)	57,098	3,437,871
Progress Software Corp.	100,158	3,554,607
SPS Commerce, Inc.(1)	40,925	3,371,402
Upland Software, Inc.(1)	30,828	837,905
Verint Systems, Inc.(1)	46,501	1,967,457
Workiva, Inc.(1)	25,696	922,229
Zendesk, Inc.(1)	44,911	2,621,455

12

	Shares	Value
Zix Corp.(1)	161,236	$923,882
		40,708,074
Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A	77,324	1,550,346
American Eagle Outfitters, Inc.	208,023	4,021,084
Asbury Automotive Group, Inc.(1)	17,874	1,191,481
Barnes & Noble Education, Inc.(1)	423,398	1,697,826
Buckle, Inc. (The)	140,809	2,723,246
Caleres, Inc.	91,680	2,551,454
Cato Corp. (The), Class A	30,912	441,114
Citi Trends, Inc.	13,067	266,436
Conn's, Inc.(1)	24,137	455,224
Genesco, Inc.(1)	74,009	3,278,599
MarineMax, Inc.(1)	100,952	1,848,431
Shoe Carnival, Inc.	89,127	2,986,646
Tailored Brands, Inc.	173,359	2,364,617
Tilly's, Inc., Class A	87,514	950,402
Zumiez, Inc.(1)	83,104	1,593,104
		27,920,010
Technology Hardware, Storage and Peripherals — 0.2%
Immersion Corp.(1)	69,878	626,107
Pure Storage, Inc., Class A(1)	29,491	474,215
		1,100,322
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	140,708	3,655,594
Deckers Outdoor Corp.(1)	34,246	4,381,776
G-III Apparel Group Ltd.(1)	59,952	1,672,061
Movado Group, Inc.	72,709	2,299,058
Oxford Industries, Inc.	14,677	1,042,654
Vera Bradley, Inc.(1)	169,252	1,450,490
		14,501,633
Thrifts and Mortgage Finance — 4.3%
Essent Group Ltd.(1)	114,922	3,928,034
Flagstar Bancorp, Inc.(1)	108,568	2,866,195
MGIC Investment Corp.(1)	350,157	3,662,642
NMI Holdings, Inc., Class A(1)	182,980	3,266,193
Radian Group, Inc.	221,555	3,624,640
Trustco Bank Corp. NY	119,872	822,322
Walker & Dunlop, Inc.	68,994	2,983,990
Washington Federal, Inc.	131,618	3,515,517
		24,669,533
Trading Companies and Distributors — 1.4%
Applied Industrial Technologies, Inc.	69,731	3,761,290
Rush Enterprises, Inc., Class A	93,326	3,217,880
Veritiv Corp.(1)	48,012	1,198,860
		8,178,030
Wireless Telecommunication Services — 0.5%
Boingo Wireless, Inc.(1)	39,439	811,260
Shenandoah Telecommunications Co.	24,106	1,066,691

13

	Shares	Value
Spok Holdings, Inc.	56,316	$746,750
		2,624,701
TOTAL COMMON STOCKS (Cost $616,506,451)		563,403,606
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $12,019,372), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $11,786,838)		11,785,234
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,009,402), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,967,137)		1,967,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,623	8,623
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,760,857)		13,760,857
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $630,267,308)		577,164,463
OTHER ASSETS AND LIABILITIES — 0.1%		298,482
TOTAL NET ASSETS — 100.0%		$577,462,945

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	80	March 2019	$4,000	$5,396,000	$231,425

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $630,267,308)	$577,164,463
Deposits with broker for futures contracts	284,000
Receivable for capital shares sold	111,623
Receivable for variation margin on futures contracts	32,400
Dividends and interest receivable	1,944,438
579,536,924

Liabilities
Payable for investments purchased	1,292,646
Payable for capital shares redeemed	346,197
Accrued management fees	424,712
Distribution and service fees payable	9,884
Dividends payable	540
2,073,979

Net Assets	$577,462,945

Net Assets Consist of:
Capital (par value and paid-in surplus)	$641,997,580
Distributable earnings	(64,534,635)
$577,462,945

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$530,658,716	45,294,187	$11.72
I Class, $0.01 Par Value	$17,947,010	1,523,866	$11.78
A Class, $0.01 Par Value	$15,934,100	1,398,972	$11.39*
C Class, $0.01 Par Value	$1,347,185	124,319	$10.84
R Class, $0.01 Par Value	$11,365,621	1,023,436	$11.11
R5 Class, $0.01 Par Value	$210,313	17,843	$11.79
*Maximum offering price $12.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,232)	$4,062,958
Interest	65,848
4,128,806

Expenses:
Management fees	2,713,888
Distribution and service fees:
A Class	26,781
C Class	9,393
R Class	35,377
Directors' fees and expenses	22,193
Other expenses	3,334
2,810,966

Net investment income (loss)	1,317,840

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	17,188,008
Futures contract transactions	(829,261)
16,358,747

Change in net unrealized appreciation (depreciation) on:
Investments	(140,159,133)
Futures contracts	231,425
(139,927,708)

Net realized and unrealized gain (loss)	(123,568,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(122,251,121)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$1,317,840	$623,612
Net realized gain (loss)	16,358,747	54,489,973
Change in net unrealized appreciation (depreciation)	(139,927,708)	29,995,696
Net increase (decrease) in net assets resulting from operations	(122,251,121)	85,109,281

Distributions to Shareholders
From earnings:(1)
Investor Class	(60,873,033)	(30,665,842)
I Class	(2,151,580)	(1,310,721)
A Class	(1,924,288)	(1,379,611)
C Class	(194,670)	(87,493)
R Class	(1,385,413)	(829,884)
R5 Class	(23,818)	(5,652)
Decrease in net assets from distributions	(66,552,802)	(34,279,203)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	105,228,587	(60,229,187)

Net increase (decrease) in net assets	(83,575,336)	(9,399,109)

Net Assets
Beginning of period	661,038,281	670,437,390
End of period	$577,462,945	$661,038,281

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(785,449), $(64,889) and $(11) for Investor Class, I Class and R5 Class, respectively. Distributions from net realized gains were $(29,880,393), $(1,245,832), $(1,379,611), $(87,493), $(829,884) and $(5,641) for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

18

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 19% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.86%
I Class		0.0500% to 0.1100%	0.66%
A Class		0.2500% to 0.3100%	0.86%
C Class		0.2500% to 0.3100%	0.86%
R Class		0.2500% to 0.3100%	0.86%
R5 Class		0.0500% to 0.1100%	0.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,328,934 and $4,952,768, respectively. The effect of interfund transactions on the Statement of Operations was $1,862,052 in net realized gain (loss) on investment transactions.

20

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $352,176,067 and $326,331,662, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		340,000,000
Sold	6,718,669	$96,448,040	7,270,277	$111,592,178
Issued in reinvestment of distributions	4,843,845	59,918,562	1,991,057	30,226,281
Redeemed	(2,924,495)	(45,984,300)	(12,109,286)	(189,122,443)
	8,638,019	110,382,302	(2,847,952)	(47,303,984)
I Class/Shares Authorized	35,000,000		35,000,000
Sold	265,705	4,151,809	538,945	8,483,548
Issued in reinvestment of distributions	171,734	2,150,512	85,455	1,303,311
Redeemed	(587,404)	(9,407,982)	(661,717)	(10,287,095)
	(149,965)	(3,105,661)	(37,317)	(500,236)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	132,690	1,927,568	249,098	3,779,255
Issued in reinvestment of distributions	134,925	1,621,800	77,935	1,156,559
Redeemed	(387,563)	(5,889,178)	(955,491)	(14,557,608)
	(119,948)	(2,339,810)	(628,458)	(9,621,794)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	10,932	164,317	30,730	452,208
Issued in reinvestment of distributions	15,968	182,677	5,737	82,103
Redeemed	(33,788)	(436,846)	(24,649)	(363,944)
	(6,888)	(89,852)	11,818	170,367
R Class/Shares Authorized	20,000,000		20,000,000
Sold	115,883	1,606,186	271,949	4,056,105
Issued in reinvestment of distributions	104,398	1,223,547	46,547	677,257
Redeemed	(170,139)	(2,514,327)	(525,637)	(7,911,493)
	50,142	315,406	(207,141)	(3,178,131)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,919	43,688	12,393	198,939
Issued in reinvestment of distributions	1,904	23,818	370	5,652
Redeemed	(79)	(1,304)	—	—
	4,744	66,202	12,763	204,591
Net increase (decrease)	8,416,104	$105,228,587	(3,696,287)	$(60,229,187)

21

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$563,403,606	—	—
Temporary Cash Investments	8,623	$13,752,234	—
	$563,412,229	$13,752,234	—
Other Financial Instruments
Futures Contracts	$231,425	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

The value of equity price risk derivative instruments as of December 31, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $32,400 in receivable for variation margin on futures contracts.* For the six months ended December 31, 2018, the effect of equity price risk derivative instruments on the Statement of Operations was $(829,261) in net realized gain (loss) on futures contract transactions and $231,425 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of
Investments.

22

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$630,317,764
Gross tax appreciation of investments	$34,641,964
Gross tax depreciation of investments	(87,795,265)
Net tax appreciation (depreciation) of investments	$(53,153,301)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$16.17	0.03	(2.94)	(2.91)	(0.01)	(1.53)	(1.54)	$11.72	(18.51)%	0.87%(4)	0.42%(4)	52%	$530,659
2018	$15.04	0.02	1.91	1.93	(0.02)	(0.78)	(0.80)	$16.17	13.18%	0.86%	0.11%	92%	$592,615
2017	$12.46	0.05	2.58	2.63	(0.05)	—	(0.05)	$15.04	21.19%	0.87%	0.37%	90%	$594,198
2016	$13.68	0.04	(1.22)	(1.18)	(0.04)	—	(0.04)	$12.46	(8.63)%	0.88%	0.36%	93%	$654,517
2015	$13.10	0.03	0.56	0.59	(0.01)	—	(0.01)	$13.68	4.51%	0.87%	0.25%	100%	$464,592
2014	$10.36	0.02	2.75	2.77	(0.03)	—	(0.03)	$13.10	26.79%	0.87%	0.18%	83%	$342,090
I Class
2018(3)	$16.26	0.04	(2.95)	(2.91)	(0.04)	(1.53)	(1.57)	$11.78	(18.44)%	0.67%(4)	0.62%(4)	52%	$17,947
2018	$15.11	0.05	1.92	1.97	(0.04)	(0.78)	(0.82)	$16.26	13.42%	0.66%	0.31%	92%	$27,213
2017	$12.52	0.08	2.59	2.67	(0.08)	—	(0.08)	$15.11	21.41%	0.67%	0.57%	90%	$25,863
2016	$13.76	0.07	(1.24)	(1.17)	(0.07)	—	(0.07)	$12.52	(8.50)%	0.68%	0.56%	93%	$34,094
2015	$13.15	0.06	0.57	0.63	(0.02)	—	(0.02)	$13.76	4.77%	0.67%	0.45%	100%	$39,483
2014	$10.41	0.05	2.76	2.81	(0.07)	—	(0.07)	$13.15	27.02%	0.67%	0.38%	83%	$39,805
A Class
2018(3)	$15.78	0.01	(2.87)	(2.86)	—	(1.53)	(1.53)	$11.39	(18.62)%	1.12%(4)	0.17%(4)	52%	$15,934
2018	$14.72	(0.02)	1.86	1.84	—	(0.78)	(0.78)	$15.78	12.90%	1.11%	(0.14)%	92%	$23,970
2017	$12.19	0.02	2.53	2.55	(0.02)	—	(0.02)	$14.72	20.85%	1.12%	0.12%	90%	$31,600
2016	$13.39	0.01	(1.20)	(1.19)	(0.01)	—	(0.01)	$12.19	(8.89)%	1.13%	0.11%	93%	$35,153
2015	$12.84	—(5)	0.55	0.55	—(5)	—	—(5)	$13.39	4.30%	1.12%	0.00%(6)	100%	$47,471
2014	$10.15	(0.01)	2.70	2.69	—(5)	—	—(5)	$12.84	26.54%	1.12%	(0.07)%	83%	$38,437

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$15.16	(0.05)	(2.74)	(2.79)	—	(1.53)	(1.53)	$10.84	(18.92)%	1.87%(4)	(0.58)%(4)	52%	$1,347
2018	$14.27	(0.13)	1.80	1.67	—	(0.78)	(0.78)	$15.16	12.01%	1.86%	(0.89)%	92%	$1,989
2017	$11.89	(0.08)	2.46	2.38	—	—	—	$14.27	20.02%	1.87%	(0.63)%	90%	$1,703
2016	$13.15	(0.07)	(1.19)	(1.26)	—	—	—	$11.89	(9.58)%	1.88%	(0.64)%	93%	$1,631
2015	$12.70	(0.09)	0.54	0.45	—	—	—	$13.15	3.54%	1.87%	(0.75)%	100%	$1,212
2014	$10.12	(0.10)	2.68	2.58	—	—	—	$12.70	25.49%	1.87%	(0.82)%	83%	$685
R Class
2018(3)	$15.45	(0.01)	(2.80)	(2.81)	—	(1.53)	(1.53)	$11.11	(18.76)%	1.37%(4)	(0.08)%(4)	52%	$11,366
2018	$14.46	(0.06)	1.83	1.77	—	(0.78)	(0.78)	$15.45	12.56%	1.36%	(0.39)%	92%	$15,038
2017	$11.99	(0.02)	2.49	2.47	—	—	—	$14.46	20.60%	1.37%	(0.13)%	90%	$17,067
2016	$13.19	(0.01)	(1.19)	(1.20)	—	—	—	$11.99	(9.10)%	1.38%	(0.14)%	93%	$14,847
2015	$12.68	(0.03)	0.54	0.51	—	—	—	$13.19	4.02%	1.37%	(0.25)%	100%	$5,185
2014	$10.05	(0.04)	2.67	2.63	—	—	—	$12.68	26.17%	1.37%	(0.32)%	83%	$2,743
R5 Class
2018(3)	$16.27	0.05	(2.96)	(2.91)	(0.04)	(1.53)	(1.57)	$11.79	(18.42)%	0.67%(4)	0.62%(4)	52%	$210
2018	$15.12	0.06	1.90	1.96	(0.03)	(0.78)	(0.81)	$16.27	13.34%	0.66%	0.31%	92%	$213
2017(7)	$14.90	0.02	0.20	0.22	—	—	—	$15.12	1.48%	0.67%(4)	0.51%(4)	90%(8)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	April 10, 2017 (commencement of sale) through June 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 1902

Semiannual Report

December 31, 2018

Utilities Fund
Investor Class (BULIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Risk-On/Risk-Off Rotation Highlights Heightened Volatility

The six-month reporting period began on an upbeat note for stock investors. Against a backdrop of robust economic and earnings data and federal tax and regulatory reform, U.S. stocks soared. The S&P 500 Index gained nearly 8% in the first three months of the period. Outside the U.S., stocks also advanced, but the gains were more subdued amid signs of slowing growth. Meanwhile, favorable U.S. economic data and continued Federal Reserve (Fed) tightening helped push U.S. Treasury yields higher. This pressured interest rate-sensitive assets, including longer-maturity Treasuries, gold, utilities stocks, and REITs (real estate investment trusts), and they generally underperformed U.S. stocks.

In the second half of the reporting period, investor sentiment and asset-class performance took a drastic turn. Investors exited stocks on mounting concerns about slowing global economic and earnings growth and Fed policy. Along with its December interest rate increase, the Fed delivered a surprisingly bullish outlook. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the steep sell-off among riskier assets. The S&P 500 Index declined more than 13% in the fourth quarter. For the entire six-month period, U.S. stocks fell 6.85%. Losses among non-U.S. stocks were even steeper.

The risk-off climate in the second half of the period sparked a flight to quality. Treasury yields plunged in the fourth quarter, triggering a year-end rally in Treasuries and other perceived safe-haven assets. Overall, Treasuries were up for the six-month period and significantly outperformed stocks and other riskier assets.

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2018
Top Ten Holdings	% of net assets
Verizon Communications, Inc.	13.0%
AT&T, Inc.	11.7%
Exelon Corp.	4.8%
Southern Co. (The)	4.8%
PPL Corp.	4.6%
Entergy Corp.	4.2%
Edison International	3.9%
FirstEnergy Corp.	3.9%
AES Corp.	3.7%
UGI Corp.	3.7%

Sub-Industry Allocation	% of net assets
Electric Utilities	41.9%
Integrated Telecommunication Services	24.7%
Multi-Utilities	14.3%
Gas Utilities	6.7%
Independent Power Producers and Energy Traders	6.2%
Wireless Telecommunication Services	2.5%
Alternative Carriers	2.0%
Application Software	1.1%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period(1) 7/1/18 - 12/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.30	$3.40	0.67%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Alternative Carriers — 2.0%
CenturyLink, Inc.	521,714	$7,903,967
Application Software — 1.1%
j2 Global, Inc.	60,209	4,177,300
Electric Utilities — 41.9%
American Electric Power Co., Inc.	186,112	13,910,011
Duke Energy Corp.	130,382	11,251,967
Edison International	268,212	15,226,395
Entergy Corp.	191,395	16,473,368
Exelon Corp.	415,591	18,743,154
FirstEnergy Corp.	401,970	15,093,973
NextEra Energy, Inc.	33,313	5,790,466
OGE Energy Corp.	196,189	7,688,647
PG&E Corp.(1)	338,588	8,041,465
Pinnacle West Capital Corp.	22,245	1,895,274
Portland General Electric Co.	257,420	11,802,707
PPL Corp.	632,889	17,929,745
Southern Co. (The)	426,396	18,727,312
Spark Energy, Inc., Class A	107,778	800,791
		163,375,275
Gas Utilities — 6.7%
National Fuel Gas Co.	230,562	11,800,163
UGI Corp.	266,639	14,225,191
		26,025,354
Independent Power Producers and Energy Traders — 6.2%
AES Corp.	984,466	14,235,378
NRG Energy, Inc.	249,399	9,876,201
		24,111,579
Integrated Telecommunication Services — 24.7%
AT&T, Inc.	1,594,636	45,510,911
Verizon Communications, Inc.	899,410	50,564,830
		96,075,741
Multi-Utilities — 14.3%
Ameren Corp.	192,414	12,551,165
CenterPoint Energy, Inc.	472,633	13,342,430
Consolidated Edison, Inc.	3,101	237,103
Dominion Energy, Inc.	83,855	5,992,278
DTE Energy Co.	53,470	5,897,741
NorthWestern Corp.	107,652	6,398,835
Public Service Enterprise Group, Inc.	217,989	11,346,327
		55,765,879
Wireless Telecommunication Services — 2.5%
Spok Holdings, Inc.	189,113	2,507,638
T-Mobile US, Inc.(1)	83,368	5,303,039

6

	Shares	Value
Telephone & Data Systems, Inc.	64,421	$2,096,259
		9,906,936
TOTAL COMMON STOCKS (Cost $340,993,825)		387,342,031
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $1,634,320), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $1,602,702)		1,602,484
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $272,552), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $267,019)		267,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,633	1,633
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,871,117)		1,871,117
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $342,864,942)		389,213,148
OTHER ASSETS AND LIABILITIES — 0.1%		275,116
TOTAL NET ASSETS — 100.0%		$389,488,264

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $342,864,942)	$389,213,148
Receivable for capital shares sold	157,381
Dividends and interest receivable	721,652
390,092,181

Liabilities
Payable for capital shares redeemed	376,417
Accrued management fees	227,500
603,917

Net Assets	$389,488,264

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	260,000,000
Shares outstanding	23,775,022

Net Asset Value Per Share	$16.38

Net Assets Consist of:
Capital (par value and paid-in surplus)	$346,646,623
Distributable earnings	42,841,641
$389,488,264

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$8,040,400
Interest	27,782
8,068,182

Expenses:
Management fees	1,354,557
Directors' fees and expenses	14,135
Other expenses	726
1,369,418

Net investment income (loss)	6,698,764

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,010,358

Change in net unrealized appreciation (depreciation) on:
Investments	(8,966,221)
Translation of assets and liabilities in foreign currencies	(99)
(8,966,320)

Net realized and unrealized gain (loss)	(955,962)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,742,802

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED) AND YEAR ENDED JUNE 30, 2018
Increase (Decrease) in Net Assets	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$6,698,764	$15,662,765
Net realized gain (loss)	8,010,358	948,911
Change in net unrealized appreciation (depreciation)	(8,966,320)	(17,700,487)
Net increase (decrease) in net assets resulting from operations	5,742,802	(1,088,811)

Distributions to Shareholders
From earnings(1)	(16,915,800)	(35,125,331)

Capital Share Transactions
Proceeds from shares sold	34,469,653	51,770,202
Proceeds from reinvestment of distributions	16,121,013	33,504,690
Payments for shares redeemed	(55,773,061)	(184,096,682)
Net increase (decrease) in net assets from capital share transactions	(5,182,395)	(98,821,790)

Net increase (decrease) in net assets	(16,355,393)	(135,035,932)

Net Assets
Beginning of period	405,843,657	540,879,589
End of period	$389,488,264	$405,843,657

Transactions in Shares of the Fund
Sold	1,975,872	2,935,538
Issued in reinvestment of distributions	929,858	1,910,190
Redeemed	(3,216,249)	(10,579,560)
Net increase (decrease) in shares of the fund	(310,519)	(5,733,832)

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. Distributions from net investment income were $(15,058,609). Distributions from net realized gains were $(20,066,722).

See Notes to Financial Statements.

10

Notes to Financial Statements

DECEMBER 31, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2018 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $3,737,242 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $251,312 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2018 were $128,311,136 and $142,307,129, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$387,342,031	—	—
Temporary Cash Investments	1,633	$1,869,484	—
	$387,343,664	$1,869,484	—

13

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$347,355,834
Gross tax appreciation of investments	$59,132,435
Gross tax depreciation of investments	(17,275,121)
Net tax appreciation (depreciation) of investments	$41,857,314

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$16.85	0.29	(0.03)	0.26	(0.30)	(0.43)	(0.73)	$16.38	1.33%	0.67%(4)	3.26%(4)	32%	$389,488
2018	$18.14	0.58	(0.58)	—(5)	(0.56)	(0.73)	(1.29)	$16.85	(0.06)%	0.67%	3.31%	48%	$405,844
2017	$19.35	0.59	(0.48)	0.11	(0.58)	(0.74)	(1.32)	$18.14	0.61%	0.67%	3.17%	39%	$540,880
2016	$16.28	0.57	3.44	4.01	(0.54)	(0.40)	(0.94)	$19.35	25.76%	0.68%	3.35%	36%	$640,342
2015	$18.03	0.55	(0.98)	(0.43)	(0.58)	(0.74)	(1.32)	$16.28	(2.73)%	0.67%	3.14%	40%	$348,382
2014	$16.90	0.58	2.13	2.71	(0.58)	(1.00)	(1.58)	$18.03	17.35%	0.67%	3.41%	45%	$414,840

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2018 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 1902

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2019